UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.3%

U.S. Treasury Bills - 97.3%
U.S. Treasury Bills
1.64%, 6/14/18*	$25,712,000	$25,697,376
1.70%, 6/28/18*	25,528,000	25,494,925

TOTAL INVESTMENTS IN SECURITIES - 97.3% (Cost: $51,192,902)		51,192,301
Other Assets less Liabilities - 2.7%		1,394,753

NET ASSETS - 100.0%		$52,587,054

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/5/2018	712,950	AUD	539,156	USD	$16	$—
Bank of America N.A.	6/5/2018	1,558,200	CAD	1,201,802	USD	41	—
Bank of America N.A.	6/5/2018	455,700	CHF	462,380	USD	13	—
Bank of America N.A.	6/5/2018	2,001,300	CNH	312,134	USD	9	—
Bank of America N.A.	6/5/2018	2,741,550	EUR	3,205,119	USD	99	—
Bank of America N.A.	6/5/2018	807,450	GBP	1,073,396	USD	31	—
Bank of America N.A.	6/5/2018	14,754,600	INR	218,643	USD	—	(24)
Bank of America N.A.	6/5/2018	205,746,450	JPY	1,891,363	USD	55	—
Bank of America N.A.	6/5/2018	431,970,000	KRW	400,733	USD	11	—
Bank of America N.A.	6/5/2018	19,800,900	MXN	992,579	USD	36	—
Bank of America N.A.	6/5/2018	536,754	USD	712,950	AUD	—	(2,417)
Bank of America N.A.	6/5/2018	1,214,393	USD	1,558,200	CAD	12,550	—
Bank of America N.A.	6/5/2018	461,071	USD	455,700	CHF	—	(1,321)
Bank of America N.A.	6/5/2018	316,218	USD	2,001,300	CNH	4,076	—
Bank of America N.A.	6/5/2018	3,318,358	USD	2,741,550	EUR	113,140	—
Bank of America N.A.	6/5/2018	1,113,240	USD	807,450	GBP	39,813	—
Bank of America N.A.	6/5/2018	220,185	USD	14,754,600	INR	1,566	—
Bank of America N.A.	6/5/2018	1,886,004	USD	205,746,450	JPY	—	(5,414)
Bank of America N.A.	6/5/2018	404,713	USD	431,970,000	KRW	3,969	—
Bank of America N.A.	6/5/2018	1,053,183	USD	19,800,900	MXN	60,568	—
Bank of America N.A.	7/5/2018	225,613	USD	15,286,950	INR	—	(150)
Bank of America N.A.	7/5/2018	412,456	USD	444,219,300	KRW	—	(61)
Bank of America N.A.	7/6/2018	553,552	USD	731,850	AUD	—	(17)
Bank of America N.A.	7/6/2018	1,237,728	USD	1,603,350	CAD	—	(35)
Bank of America N.A.	7/6/2018	475,432	USD	467,250	CHF	—	(17)
Bank of America N.A.	7/6/2018	324,115	USD	2,081,100	CNH	—	(37)
Bank of America N.A.	7/6/2018	3,430,761	USD	2,927,400	EUR	—	(146)
Bank of America N.A.	7/6/2018	1,145,026	USD	859,950	GBP	—	(42)
Bank of America N.A.	7/6/2018	1,939,003	USD	210,468,300	JPY	—	(72)
Bank of America N.A.	7/6/2018	1,062,771	USD	21,316,050	MXN	—	(47)
Citibank N.A.	6/5/2018	712,950	AUD	539,173	USD	—	(2)
Citibank N.A.	6/5/2018	1,558,200	CAD	1,201,841	USD	2	—
Citibank N.A.	6/5/2018	455,700	CHF	462,395	USD	—	(2)
Citibank N.A.	6/5/2018	2,001,300	CNH	312,200	USD	—	(58)
Citibank N.A.	6/5/2018	2,741,550	EUR	3,205,223	USD	—	(5)
Citibank N.A.	6/5/2018	807,450	GBP	1,073,429	USD	—	(2)
Citibank N.A.	6/5/2018	14,754,600	INR	218,716	USD	—	(97)
Citibank N.A.	6/5/2018	205,746,450	JPY	1,891,420	USD	—	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2018

Citibank N.A.	6/5/2018	431,970,000	KRW	399,880	USD	864	—
Citibank N.A.	6/5/2018	19,800,900	MXN	992,613	USD	1	—
Citibank N.A.	6/5/2018	536,753	USD	712,950	AUD	—	(2,418)
Citibank N.A.	6/5/2018	1,214,387	USD	1,558,200	CAD	12,544	—
Citibank N.A.	6/5/2018	461,068	USD	455,700	CHF	—	(1,325)
Citibank N.A.	6/5/2018	316,230	USD	2,001,300	CNH	4,088	—
Citibank N.A.	6/5/2018	3,318,358	USD	2,741,550	EUR	113,140	—
Citibank N.A.	6/5/2018	1,113,247	USD	807,450	GBP	39,820	—
Citibank N.A.	6/5/2018	220,087	USD	14,754,600	INR	1,467	—
Citibank N.A.	6/5/2018	1,885,970	USD	205,746,450	JPY	—	(5,449)
Citibank N.A.	6/5/2018	404,739	USD	431,970,000	KRW	3,996	—
Citibank N.A.	6/5/2018	1,053,195	USD	19,800,900	MXN	60,581	—
Citibank N.A.	7/5/2018	225,721	USD	15,286,950	INR	—	(42)
Citibank N.A.	7/5/2018	411,223	USD	444,219,300	KRW	—	(1,295)
Citibank N.A.	7/6/2018	553,571	USD	731,850	AUD	3	—
Citibank N.A.	7/6/2018	1,237,764	USD	1,603,350	CAD	1	—
Citibank N.A.	7/6/2018	475,447	USD	467,250	CHF	—	(2)
Citibank N.A.	7/6/2018	324,111	USD	2,081,100	CNH	—	(40)
Citibank N.A.	7/6/2018	3,430,851	USD	2,927,400	EUR	—	(55)
Citibank N.A.	7/6/2018	1,145,058	USD	859,950	GBP	—	(10)
Citibank N.A.	7/6/2018	1,939,076	USD	210,468,300	JPY	2	—
Citibank N.A.	7/6/2018	1,062,792	USD	21,316,050	MXN	—	(26)
Goldman Sachs	6/5/2018	712,950	AUD	539,161	USD	10	—
Goldman Sachs	6/5/2018	1,558,200	CAD	1,201,811	USD	32	—
Goldman Sachs	6/5/2018	455,700	CHF	462,383	USD	10	—
Goldman Sachs	6/5/2018	2,001,300	CNH	312,134	USD	8	—
Goldman Sachs	6/5/2018	2,741,550	EUR	3,205,143	USD	75	—
Goldman Sachs	6/5/2018	807,450	GBP	1,073,405	USD	22	—
Goldman Sachs	6/5/2018	14,754,600	INR	218,651	USD	—	(32)
Goldman Sachs	6/5/2018	205,746,450	JPY	1,891,375	USD	43	—
Goldman Sachs	6/5/2018	431,970,000	KRW	399,598	USD	1,145	—
Goldman Sachs	6/5/2018	19,800,900	MXN	992,594	USD	21	—
Goldman Sachs	7/5/2018	225,634	USD	15,286,950	INR	—	(128)
Goldman Sachs	7/5/2018	411,249	USD	444,219,300	KRW	—	(1,268)
Goldman Sachs	7/6/2018	553,548	USD	731,850	AUD	—	(21)
Goldman Sachs	7/6/2018	1,237,762	USD	1,603,350	CAD	—	(1)
Goldman Sachs	7/6/2018	475,429	USD	467,250	CHF	—	(19)
Goldman Sachs	7/6/2018	324,079	USD	2,081,100	CNH	—	(72)
Goldman Sachs	7/6/2018	3,430,755	USD	2,927,400	EUR	—	(152)
Goldman Sachs	7/6/2018	1,145,013	USD	859,950	GBP	—	(55)
Goldman Sachs	7/6/2018	1,938,987	USD	210,468,300	JPY	—	(88)
Goldman Sachs	7/6/2018	1,062,692	USD	21,316,050	MXN	—	(126)
HSBC Holdings PLC	6/5/2018	536,744	USD	712,950	AUD	—	(2,427)
HSBC Holdings PLC	6/5/2018	1,214,336	USD	1,558,200	CAD	12,493	—
HSBC Holdings PLC	6/5/2018	461,037	USD	455,700	CHF	—	(1,356)
HSBC Holdings PLC	6/5/2018	316,223	USD	2,001,300	CNH	4,080	—
HSBC Holdings PLC	6/5/2018	3,318,235	USD	2,741,550	EUR	113,017	—
HSBC Holdings PLC	6/5/2018	1,113,215	USD	807,450	GBP	39,788	—
HSBC Holdings PLC	6/5/2018	221,053	USD	14,754,600	INR	2,434	—
HSBC Holdings PLC	6/5/2018	1,885,918	USD	205,746,450	JPY	—	(5,501)
HSBC Holdings PLC	6/5/2018	403,597	USD	431,970,000	KRW	2,854	—
HSBC Holdings PLC	6/5/2018	1,053,116	USD	19,800,900	MXN	60,502	—
JP Morgan Chase Bank N.A.	7/5/2018	27,464	USD	1,860,000	INR	—	(5)
JP Morgan Chase Bank N.A.	7/5/2018	50,071	USD	54,050,000	KRW	—	(122)
JP Morgan Chase Bank N.A.	7/6/2018	68,074	USD	90,000	AUD	—	(2)
JP Morgan Chase Bank N.A.	7/6/2018	150,537	USD	195,000	CAD	—	(1)
JP Morgan Chase Bank N.A.	7/6/2018	55,964	USD	55,000	CHF	—	(1)
JP Morgan Chase Bank N.A.	7/6/2018	39,712	USD	255,000	CNH	—	(7)
JP Morgan Chase Bank N.A.	7/6/2018	416,042	USD	355,000	EUR	—	(17)
JP Morgan Chase Bank N.A.	7/6/2018	139,809	USD	105,000	GBP	—	(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2018

JP Morgan Chase Bank N.A.	7/6/2018	235,941	USD	25,610,000	JPY	—	(8)
JP Morgan Chase Bank N.A.	7/6/2018	129,385	USD	2,595,000	MXN	—	(1)
Morgan Stanley & Co. International	6/5/2018	536,757	USD	712,950	AUD	—	(2,414)
Morgan Stanley & Co. International	6/5/2018	1,214,410	USD	1,558,200	CAD	12,567	—
Morgan Stanley & Co. International	6/5/2018	461,072	USD	455,700	CHF	—	(1,320)
Morgan Stanley & Co. International	6/5/2018	316,255	USD	2,001,300	CNH	4,113	—
Morgan Stanley & Co. International	6/5/2018	3,318,345	USD	2,741,550	EUR	113,127	—
Morgan Stanley & Co. International	6/5/2018	1,113,236	USD	807,450	GBP	39,809	—
Morgan Stanley & Co. International	6/5/2018	221,043	USD	14,754,600	INR	2,424	—
Morgan Stanley & Co. International	6/5/2018	1,886,025	USD	205,746,450	JPY	—	(5,393)
Morgan Stanley & Co. International	6/5/2018	403,608	USD	431,970,000	KRW	2,865	—
Morgan Stanley & Co. International	6/5/2018	1,053,143	USD	19,800,900	MXN	60,529	—
State Street Bank and Trust	6/5/2018	543,200	AUD	410,789	USD	8	—
State Street Bank and Trust	6/5/2018	1,187,200	CAD	915,612	USD	78	—
State Street Bank and Trust	6/5/2018	347,200	CHF	352,267	USD	32	—
State Street Bank and Trust	6/5/2018	1,524,800	CNH	237,828	USD	—	(5)
State Street Bank and Trust	6/5/2018	2,088,800	EUR	2,441,874	USD	197	—
State Street Bank and Trust	6/5/2018	615,200	GBP	817,804	USD	45	—
State Street Bank and Trust	6/5/2018	11,241,600	INR	166,715	USD	—	(148)
State Street Bank and Trust	6/5/2018	156,759,200	JPY	1,440,979	USD	102	—
State Street Bank and Trust	6/5/2018	329,120,000	KRW	304,760	USD	568	—
State Street Bank and Trust	6/5/2018	15,086,400	MXN	756,402	USD	—	(124)
State Street Bank and Trust	7/5/2018	172,041	USD	11,647,200	INR	32	—
State Street Bank and Trust	7/5/2018	313,673	USD	338,452,800	KRW	—	(626)
State Street Bank and Trust	7/6/2018	421,757	USD	557,600	AUD	—	(10)
State Street Bank and Trust	7/6/2018	942,983	USD	1,221,600	CAD	—	(75)
State Street Bank and Trust	7/6/2018	362,216	USD	356,000	CHF	—	(31)
State Street Bank and Trust	7/6/2018	246,992	USD	1,585,600	CNH	20	—
State Street Bank and Trust	7/6/2018	2,613,810	USD	2,230,400	EUR	—	(214)
State Street Bank and Trust	7/6/2018	872,376	USD	655,200	GBP	—	(57)
State Street Bank and Trust	7/6/2018	1,477,295	USD	160,356,800	JPY	—	(95)
State Street Bank and Trust	7/6/2018	809,837	USD	16,240,800	MXN	71	—
UBS AG	6/5/2018	712,950	AUD	539,162	USD	9	—
UBS AG	6/5/2018	1,558,200	CAD	1,201,817	USD	26	—
UBS AG	6/5/2018	455,700	CHF	462,384	USD	9	—
UBS AG	6/5/2018	2,001,300	CNH	312,179	USD	—	(36)
UBS AG	6/5/2018	2,741,550	EUR	3,205,154	USD	64	—
UBS AG	6/5/2018	807,450	GBP	1,073,405	USD	22	—
UBS AG	6/5/2018	14,754,600	INR	218,814	USD	—	(195)
UBS AG	6/5/2018	205,746,450	JPY	1,891,382	USD	36	—
UBS AG	6/5/2018	431,970,000	KRW	399,792	USD	952	—
UBS AG	6/5/2018	19,800,900	MXN	992,600	USD	14	—
UBS AG	6/5/2018	408,959	USD	543,200	AUD	—	(1,838)
UBS AG	6/5/2018	925,262	USD	1,187,200	CAD	9,572	—
UBS AG	6/5/2018	351,293	USD	347,200	CHF	—	(1,007)
UBS AG	6/5/2018	240,918	USD	1,524,800	CNH	3,095	—
UBS AG	6/5/2018	2,528,296	USD	2,088,800	EUR	86,225	—
UBS AG	6/5/2018	848,184	USD	615,200	GBP	30,335	—
UBS AG	6/5/2018	168,414	USD	11,241,600	INR	1,847	—
UBS AG	6/5/2018	1,436,970	USD	156,759,200	JPY	—	(4,111)
UBS AG	6/5/2018	307,409	USD	329,120,000	KRW	2,080	—
UBS AG	6/5/2018	802,438	USD	15,086,400	MXN	46,161	—
UBS AG	7/5/2018	225,778	USD	15,286,950	INR	15	—
UBS AG	7/5/2018	411,474	USD	444,219,300	KRW	—	(1,043)
UBS AG	7/6/2018	553,559	USD	731,850	AUD	—	(10)
UBS AG	7/6/2018	1,237,717	USD	1,603,350	CAD	—	(46)
UBS AG	7/6/2018	475,431	USD	467,250	CHF	—	(17)
UBS AG	7/6/2018	324,150	USD	2,081,100	CNH	—	(1)
UBS AG	7/6/2018	3,430,775	USD	2,927,400	EUR	—	(131)
UBS AG	7/6/2018	1,145,032	USD	859,950	GBP	—	(36)
UBS AG	7/6/2018	1,939,021	USD	210,468,300	JPY	—	(54)
UBS AG	7/6/2018	1,062,757	USD	21,316,050	MXN	—	(61)

						$1,126,085	$(51,142)

CURRENCY LEGEND

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.8%

U.S. Treasury Bill - 76.8%
U.S. Treasury Bill
1.70%, 6/28/18* (Cost: $11,485,605)	$11,500,000	$11,485,100

REPURCHASE AGREEMENT - 31.7%
United States - 31.7%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/2018 (tri-party custodian: The Bank of New York Mellon Corp.), 1.77% due 6/1/18; Proceeds at maturity - $4,750,234 (fully collateralized by Ginnie Mae, 3.56% due 6/15/53 and U.S. Treasury Bond Principal STRIPS, 0.00% due 8/15/18; Market value - $4,984,937) (Cost: $4,750,000)	4,750,000	4,750,000

TOTAL INVESTMENTS IN SECURITIES - 108.5% (Cost: $16,235,605)		16,235,100
Other Assets less Liabilities - (8.5)%		(1,274,833)

NET ASSETS - 100.0%		$14,960,267

*	Interest rate shown reflects the yield to maturity at the time of purchase.

STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/4/2018	3,413,029	BRL	1,043,612	USD	$—	$(127,129)
Bank of America N.A.	6/4/2018	2,032,000	BRL	624,654	USD	—	(79,012)
Bank of America N.A.	6/4/2018	1,565,289	USD	5,851,048	BRL	—	(5,863)
Bank of America N.A.	7/3/2018	6,288,640	BRL	1,868,283	USD	—	(184,264)
Bank of America N.A.	8/2/2018	6,316,734	BRL	1,807,570	USD	—	(121,044)
Bank of America N.A.	9/4/2018	6,093,646	BRL	1,616,009	USD	6,022	—
Canadian Imperial Bank of Commerce	6/4/2018	3,413,029	BRL	1,043,931	USD	—	(127,448)
Citibank N.A.	6/4/2018	3,413,029	BRL	1,043,548	USD	—	(127,065)
Citibank N.A.	6/4/2018	1,662,762	USD	6,216,736	BRL	—	(6,586)
Citibank N.A.	7/3/2018	6,103,680	BRL	1,812,203	USD	—	(177,714)
Citibank N.A.	8/2/2018	6,316,734	BRL	1,807,208	USD	—	(120,682)
Citibank N.A.	9/4/2018	6,474,497	BRL	1,716,645	USD	6,763	—
Goldman Sachs	6/4/2018	3,413,029	BRL	1,043,676	USD	—	(127,193)
Goldman Sachs	6/4/2018	1,663,074	USD	6,216,736	BRL	—	(6,274)
Goldman Sachs	7/3/2018	6,103,680	BRL	1,811,880	USD	—	(177,391)
Goldman Sachs	8/2/2018	5,945,162	BRL	1,700,902	USD	—	(113,583)
Goldman Sachs	9/4/2018	6,474,497	BRL	1,717,282	USD	6,125	—
UBS AG	6/4/2018	2,600,404	BRL	795,085	USD	—	(96,812)

						$18,910	$(1,598,060)

CURRENCY LEGEND

BRL	Brazilian real
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 70.1%

U.S. Treasury Bills - 70.1%
U.S. Treasury Bills
1.65%, 6/14/18*	$13,242,000	$13,234,469
1.70%, 6/28/18*	13,250,000	13,232,833

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $26,467,614)		26,467,302

REPURCHASE AGREEMENT - 30.7%

United States - 30.7%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/18 (tri-party custodian: The Bank of New York Mellon Corp.), 1.77% due 6/1/18; Proceeds at maturity - $11,560,568 (fully collateralized by Fannie Mae Pool, 2.50% - 6.50% due 9/1/22 - 12/1/46, Ginnie Mae Pool, 3.56% - 4.00% due 6/20/47 - 6/15/53, Financing Corp. STRIPS, 0.00% due 12/6/18, U.S. Treasury Bill, 0.00% due 6/28/18 and U.S. Treasury Bond Principal STRIPS, 0.00% due 11/15/45; Market value - $12,137,995) (Cost: $11,560,000)	11,560,000	11,560,000

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $38,027,614)		38,027,302
Other Assets less Liabilities - (0.8)%		(285,005)

NET ASSETS - 100.0%		$37,742,297

*	Interest rate shown reflects the yield to maturity at the time of purchase.

STRIPS - Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	6/13/2018	2,108,000	CNH	334,163	USD	$—	$(4,888)
Bank of America N.A.	7/13/2018	501,000	CNH	79,339	USD	—	(1,196)
Bank of America N.A.	7/13/2018	3,767,000	CNY	595,385	USD	—	(8,757)
Citibank N.A.	6/13/2018	32,318,700	CNH	5,093,971	USD	—	(45,713)
Citibank N.A.	6/13/2018	994,136	USD	6,323,000	CNH	6,468	—
Citibank N.A.	6/13/2018	4,692,286	USD	30,169,050	CNH	—	(20,193)
Citibank N.A.	7/13/2018	6,925,800	CNH	1,100,801	USD	—	(20,561)
Citibank N.A.	7/13/2018	50,031,450	CNY	7,926,402	USD	—	(135,101)
Citibank N.A.	8/13/2018	30,389,838	CNY	4,765,165	USD	—	(40,883)
Citibank N.A.	9/13/2018	30,438,330	CNH	4,713,494	USD	21,406	—
HSBC Holdings PLC	6/13/2018	31,051,300	CNH	4,893,783	USD	—	(43,496)
HSBC Holdings PLC	7/13/2018	6,654,200	CNH	1,057,061	USD	—	(19,183)
HSBC Holdings PLC	7/13/2018	52,073,550	CNY	8,249,929	USD	—	(140,615)
HSBC Holdings PLC	8/13/2018	31,630,238	CNY	4,962,229	USD	—	(45,119)
Royal Bank of Canada	6/13/2018	4,507,433	USD	28,985,950	CNH	—	(20,242)
Royal Bank of Canada	9/13/2018	29,244,670	CNH	4,527,880	USD	21,338	—

						$49,212	$(545,947)

CURRENCY LEGEND

CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 69.1%

U.S. Treasury Bills - 69.1%
U.S. Treasury Bills
1.65%, 6/14/18*	$14,436,000	$14,427,790
1.70%, 6/28/18*	15,820,000	15,799,503

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $30,227,675)		30,227,293

REPURCHASE AGREEMENT - 31.9%

United States - 31.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/2018 (tri-party custodian: The Bank of New York Mellon Corp.), 1.77% due 6/1/18; Proceeds at maturity - $13,950,686 (fully collateralized by Fannie Mae Pool, 0.00% - 6.50% due 10/9/19 - 10/1/39, U.S. Treasury Bill, 0.00% due 6/7/18 and U.S. Treasury Note, 2.25% due 3/31/20; Market value - $14,229,268) (Cost: $13,950,000)	13,950,000	13,950,000

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $44,177,675)		44,177,293
Other Assets less Liabilities - (1.0)%		(436,606)

NET ASSETS - 100.0%		$43,740,687

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	8/2/2018	2,086,350	BRL	597,021	USD	$—	$(39,980)
Bank of America N.A.	8/2/2018	356,878,200	CLP	588,665	USD	—	(23,461)
Bank of America N.A.	8/2/2018	1,669,665,900	COP	594,672	USD	—	(17,817)
Bank of America N.A.	8/2/2018	11,436,600	MXN	603,445	USD	—	(37,737)
Bank of America N.A.	8/2/2018	2,049,600	PLN	589,527	USD	—	(34,895)
Bank of America N.A.	8/2/2018	37,200,450	RUB	591,629	USD	1,444	—
Bank of America N.A.	8/2/2018	2,490,600	TRY	598,365	USD	—	(62,742)
Bank of America N.A.	8/2/2018	7,461,300	ZAR	597,353	USD	—	(12,784)
Citibank N.A.	8/2/2018	2,086,350	BRL	596,901	USD	—	(39,860)
Citibank N.A.	8/2/2018	356,878,200	CLP	589,200	USD	—	(23,996)
Citibank N.A.	8/2/2018	1,669,665,900	COP	593,784	USD	—	(16,928)
Citibank N.A.	8/2/2018	189,855,000	INR	2,810,481	USD	—	(19,291)
Citibank N.A.	8/2/2018	11,436,600	MXN	603,437	USD	—	(37,729)
Citibank N.A.	8/2/2018	2,049,600	PLN	589,514	USD	—	(34,882)
Citibank N.A.	8/2/2018	37,200,450	RUB	591,704	USD	1,368	—
Citibank N.A.	8/2/2018	88,350,000	THB	2,800,406	USD	—	(33,253)
Citibank N.A.	8/2/2018	2,490,600	TRY	598,310	USD	—	(62,686)
Citibank N.A.	8/2/2018	7,461,300	ZAR	597,371	USD	—	(12,802)
Goldman Sachs	8/2/2018	2,086,350	BRL	596,901	USD	—	(39,860)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2018

Goldman Sachs	8/2/2018	356,878,200	CLP	588,529	USD	—	(23,325)
Goldman Sachs	8/2/2018	1,669,665,900	COP	595,047	USD	—	(18,192)
Goldman Sachs	8/2/2018	11,436,600	MXN	603,447	USD	—	(37,739)
Goldman Sachs	8/2/2018	147,760,000	PHP	2,827,131	USD	—	(27,420)
Goldman Sachs	8/2/2018	2,049,600	PLN	589,539	USD	—	(34,907)
Goldman Sachs	8/2/2018	37,200,450	RUB	591,785	USD	1,287	—
Goldman Sachs	8/2/2018	2,490,600	TRY	598,328	USD	—	(62,705)
Goldman Sachs	8/2/2018	7,461,300	ZAR	597,336	USD	—	(12,768)
HSBC Holdings PLC	8/2/2018	3,026,190,000	KRW	2,821,307	USD	—	(4,182)
Royal Bank of Canada	8/2/2018	17,855,000	CNH	2,804,832	USD	—	(22,368)
Royal Bank of Canada	8/2/2018	82,760,000	TWD	2,814,296	USD	—	(41,180)
State Street Bank and Trust	8/2/2018	1,589,600	BRL	454,951	USD	—	(30,539)
State Street Bank and Trust	8/2/2018	271,907,200	CLP	448,322	USD	—	(17,690)
State Street Bank and Trust	8/2/2018	1,272,126,400	COP	452,513	USD	—	(13,004)
State Street Bank and Trust	8/2/2018	8,713,600	MXN	459,832	USD	—	(28,816)
State Street Bank and Trust	8/2/2018	1,561,600	PLN	449,181	USD	—	(26,604)
State Street Bank and Trust	8/2/2018	28,343,200	RUB	450,822	USD	1,043	—
State Street Bank and Trust	8/2/2018	1,897,600	TRY	455,889	USD	—	(47,795)
State Street Bank and Trust	8/2/2018	5,684,800	ZAR	455,100	USD	—	(9,715)
UBS AG†	8/2/2018	2,086,350	BRL	597,199	USD	—	(40,158)
UBS AG†	8/2/2018	356,878,200	CLP	588,408	USD	—	(23,204)
UBS AG†	8/2/2018	1,669,665,900	COP	594,511	USD	—	(17,656)
UBS AG†	8/2/2018	39,553,570,000	IDR	2,811,579	USD	18,730	—
UBS AG†	8/2/2018	11,436,600	MXN	603,521	USD	—	(37,812)
UBS AG†	8/2/2018	11,015,000	MYR	2,807,070	USD	—	(44,021)
UBS AG†	8/2/2018	2,049,600	PLN	589,534	USD	—	(34,902)
UBS AG†	8/2/2018	37,200,450	RUB	592,218	USD	854	—
UBS AG†	8/2/2018	2,490,600	TRY	598,359	USD	—	(62,736)
UBS AG†	8/2/2018	7,461,300	ZAR	597,356	USD	—	(12,787)

						$24,726	$(1,282,928)

†	As of May 31, 2018, the Fund posted cash collateral of $430,000 with the counterparty, UBS AG, for foreign currency contracts.

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2018

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 15.7%

Australia - 12.3%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	736,000	AUD	$633,450
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	303,000	AUD	246,842
Treasury Corp. of Victoria
5.50%, 12/17/24, Series 1224	630,000	AUD	557,621
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	327,000	AUD	263,670
5.00%, 7/23/25, Series 25, Reg S	580,000	AUD	498,709

Total Australia			2,200,292

Indonesia - 0.7%
Perusahaan Penerbit SBSN Indonesia
8.88%, 11/15/31, Series PBS	1,724,000,000	IDR	135,401

New Zealand - 2.7%
New Zealand Local Government Funding Agency Bond
5.50%, 4/15/23	250,000	NZD	195,616
4.50%, 4/15/27	390,000	NZD	293,162

Total New Zealand			488,778

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $3,077,584)			2,824,471

FOREIGN GOVERNMENT OBLIGATIONS - 69.0%

China - 4.2%
China Government Bond
2.36%, 8/18/21, Reg S	2,000,000	CNY	297,631
3.10%, 6/29/22	2,000,000	CNY	302,625
3.48%, 6/29/27, Reg S	1,000,000	CNY	149,524

Total China			749,780

Hong Kong - 6.2%
Hong Kong Government Bond
1.51%, 2/24/27	650,000	HKD	79,017
Hong Kong Government Bond Programme
1.06%, 2/5/20	3,050,000	HKD	384,728
2.46%, 8/4/21	2,850,000	HKD	368,594
1.10%, 1/17/23	2,300,000	HKD	279,186

Total Hong Kong			1,111,525

India - 14.0%
India Government Bond
8.27%, 6/9/20	26,000,000	INR	390,294
7.80%, 4/11/21	70,000,000	INR	1,040,625
7.72%, 5/25/25	74,000,000	INR	1,079,474

Total India			2,510,393

Indonesia - 9.5%
Indonesia Treasury Bond
7.88%, 4/15/19, Series FR69	810,000,000	IDR	58,965
12.80%, 6/15/21, Series FR34	1,228,000,000	IDR	102,866
7.00%, 5/15/22, Series FR61	6,034,000,000	IDR	438,165
8.38%, 9/15/26, Series FR56	7,099,000,000	IDR	546,542
9.00%, 3/15/29, Series FR71	6,979,000,000	IDR	560,155
Total Indonesia			1,706,693

Malaysia - 6.2%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	346,000	MYR	88,023
4.16%, 7/15/21, Series 0111	690,000	MYR	175,235
3.88%, 3/10/22, Series 0117	910,000	MYR	228,682
3.48%, 3/15/23, Series 0313	782,000	MYR	192,627
3.96%, 9/15/25, Series 0115	635,000	MYR	156,648
Malaysia Government Investment Issue
4.26%, 7/26/27, Series 0117	1,075,000	MYR	269,487

Total Malaysia			1,110,702

New Zealand - 3.4%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	194,000	NZD	139,548
6.00%, 5/15/21, Series 521, Reg S	594,000	NZD	464,317

Total New Zealand			603,865

Philippines - 4.4%
Philippine Government Bond
3.50%, 3/20/21, Series 7-57	3,440,000	PHP	63,524
4.63%, 12/4/22, Series R511	15,015,000	PHP	277,153
3.63%, 9/9/25, Series 1060	16,166,000	PHP	269,308
Philippine Government International Bond
3.90%, 11/26/22	10,000,000	PHP	181,791

Total Philippines			791,776

Singapore - 4.5%
Singapore Government Bond
2.25%, 6/1/21	100,000	SGD	75,195
2.75%, 7/1/23	290,000	SGD	221,720
3.00%, 9/1/24	329,000	SGD	254,723
2.88%, 7/1/29	323,000	SGD	247,663

Total Singapore			799,301

South Korea - 4.4%
Korea Treasury Bond
3.75%, 6/10/22, Series 2206	100,020,000	KRW	97,650
3.50%, 3/10/24, Series 2403	437,090,000	KRW	425,959
2.25%, 6/10/25, Series 2506	295,610,000	KRW	268,705

Total South Korea			792,314

Thailand - 12.2%
Thailand Government Bond
1.88%, 6/17/22	16,800,000	THB	523,159
3.63%, 6/16/23	10,363,000	THB	347,325
3.85%, 12/12/25	14,622,000	THB	499,558
4.88%, 6/22/29	12,362,000	THB	459,921
3.40%, 6/17/36	11,500,000	THB	365,473

Total Thailand			2,195,436

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $13,163,645)			12,371,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2018

Investments	Principal Amount†		Value
SUPRANATIONAL BONDS - 4.2%
Asian Development Bank
2.85%, 10/21/20	2,500,000	CNY	$377,925
European Investment Bank
7.20%, 7/9/19, Reg S	5,190,000,000	IDR	373,165

TOTAL SUPRANATIONAL BONDS (Cost: $827,403)			751,090

REPURCHASE AGREEMENT - 8.4%

United States - 8.4%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/2018 (tri-party custodian: The Bank of New York Mellon Corp.), 1.77% due 6/1/18; Proceeds at maturity - $1,500,074 (fully collateralized by U.S. Treasury Inflation Indexed Bond, 0.13% due 4/15/20 and U.S. Treasury Note, 2.75% due 11/15/23; Market value - $1,530,028) (Cost: $1,500,000)	1,500,000		1,500,000

TOTAL INVESTMENTS IN SECURITIES - 97.3% (Cost: $18,568,632)			17,447,346
Other Assets less Liabilities - 2.7%			482,821

NET ASSETS - 100.0%			$17,930,167

†	Principal amount is reported in U.S. dollars unless otherwise noted.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	6/4/2018	50,597	USD	397,062	HKD	$—	$(22)
Citibank N.A.	6/20/2018	115,090,000	KRW	108,126	USD	—	(1,153)
Citibank N.A.	6/20/2018	5,803,800	PHP	110,844	USD	—	(453)
Citibank N.A.	6/20/2018	430,000	SGD	329,213	USD	—	(7,853)
Citibank N.A.	6/20/2018	11,455,165	TWD	397,757	USD	—	(15,103)
Citibank N.A.	6/20/2018	137,296	USD	9,018,500	INR	3,957	—
JP Morgan Chase Bank N.A.	6/4/2018	1,909,024,852	IDR	137,587	USD	—	(198)
Morgan Stanley & Co. International	6/20/2018	108,320,000	KRW	101,709	USD	—	(1,029)
Morgan Stanley & Co. International	6/20/2018	5,462,400	PHP	104,064	USD	—	(166)
Morgan Stanley & Co. International	6/20/2018	10,781,332	TWD	373,960	USD	—	(13,814)
Morgan Stanley & Co. International	6/20/2018	129,179	USD	8,488,000	INR	3,683	—
Royal Bank of Canada	6/20/2018	3,300,000	INR	48,766	USD	25	—
State Street Bank and Trust	6/1/2018	1,901	USD	7,574	MYR	—	(2)
UBS AG	6/20/2018	115,090,000	KRW	108,083	USD	—	(1,111)
UBS AG	6/20/2018	5,803,800	PHP	110,550	USD	—	(159)
UBS AG	6/20/2018	11,455,165	TWD	397,197	USD	—	(14,543)
UBS AG	6/20/2018	137,260	USD	9,018,500	INR	3,920	—

						$11,585	$(55,606)

CURRENCY LEGEND

AUD	Australian dollar
CNY	Chinese yuan
HKD	Hong Kong dollar
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MYR	Malaysian ringgit
NZD	New Zealand dollar
PHP	Philippine peso
SGD	Singapore dollar
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.1%

Federal Home Loan Bank - 0.6%
Federal Home Loan Bank
5.50%, 7/15/36	$150,000	$197,452

Federal Home Loan Mortgage Corporation - 9.0%
2.38%, 1/13/22	197,000	195,170
2.50%, 6/1/29	98,958	96,882
3.00%, 8/1/29	51,079	51,094
2.50%, 12/1/31	78,879	76,908
2.50%, 11/1/32	46,795	45,621
3.00%, 1/1/33	48,069	47,861
2.00%, 6/1/33(a)	25,000	23,772
2.50%, 6/1/33(a)	50,000	48,710
3.00%, 6/1/33(a)	25,000	24,873
3.50%, 6/1/33(a)	50,000	50,691
4.00%, 5/1/34	73,720	76,533
3.00%, 5/1/37	45,860	45,243
5.50%, 4/1/38	58,515	63,561
4.00%, 2/1/41	212,056	218,777
3.00%, 8/1/43	144,133	141,062
4.00%, 12/1/43	36,409	37,411
3.00%, 1/1/44	141,782	138,815
3.50%, 9/1/44	143,759	144,622
3.50%, 1/1/45	67,517	67,693
3.50%, 8/1/45	116,059	116,324
4.00%, 8/1/45	67,763	69,596
3.50%, 9/1/45	47,625	47,734
4.00%, 11/1/45	75,914	77,968
3.00%, 4/1/46	24,356	23,677
3.50%, 5/1/46	38,307	38,348
3.00%, 9/1/46	54,497	52,978
3.00%, 10/1/46	132,890	129,163
3.00%, 11/1/46	112,955	109,769
4.00%, 11/1/46	39,699	40,773
3.50%, 12/1/46	170,876	170,828
3.00%, 2/1/47	23,032	22,377
4.00%, 2/1/47	41,045	42,113
4.50%, 4/1/47	47,741	49,899
3.50%, 5/1/47	44,894	44,862
4.50%, 5/1/47	80,515	84,155
3.50%, 8/1/47	23,563	23,540
4.00%, 8/1/47	70,099	71,841
4.50%, 9/1/47	43,023	44,968
3.50%, 10/1/47	48,428	48,366
2.50%, 6/1/48(a)	25,000	23,444
3.50%, 6/1/48(a)	25,000	24,946
4.50%, 6/1/48(a)	25,000	26,107
5.00%, 6/1/48(a)	25,000	26,485

Total Federal Home Loan Mortgage Corporation		3,005,560

Federal National Mortgage Association - 11.0%
4.00%, 8/1/18	731	752
4.00%, 7/1/19	3,033	3,121
5.50%, 10/1/25	67,327	72,314
4.00%, 7/1/26	14,412	14,835
3.50%, 12/1/26	17,961	18,228
2.50%, 8/1/28	45,184	44,395
3.00%, 11/1/28	23,782	23,808
3.00%, 7/1/29	95,093	95,222
3.00%, 9/1/30	51,208	51,168
2.50%, 6/1/31	39,339	38,383
2.50%, 10/1/31	33,675	32,856
2.50%, 10/1/32	46,280	45,153
2.50%, 12/1/32	23,708	23,131
2.00%, 6/1/33(a)	25,000	23,799
2.50%, 6/1/33(a)	25,000	24,373
3.00%, 6/1/33(a)	25,000	24,885
3.50%, 6/1/33(a)	50,000	50,699
6.00%, 2/1/34	74,163	82,341
4.00%, 8/1/34	25,026	25,974
3.50%, 1/1/36	29,182	29,605
3.00%, 11/1/36	109,874	108,514
4.50%, 9/1/39	34,118	36,001
3.50%, 6/1/42	23,163	23,284
3.00%, 1/1/43	118,552	116,161
3.50%, 5/1/43	36,575	36,722
4.00%, 6/1/43	14,456	14,892
3.00%, 8/1/43	67,159	65,756
4.00%, 11/1/43	31,706	32,582
4.50%, 5/1/44	25,844	27,141
4.00%, 9/1/44	115,456	118,350
4.00%, 10/1/44	35,439	36,327
3.50%, 4/1/45	129,465	129,584
3.50%, 12/1/45	171,770	171,928
3.50%, 1/1/46	153,926	154,066
3.50%, 2/1/46	82,405	82,481
3.50%, 4/1/46	35,335	35,368
4.00%, 4/1/46	34,233	35,058
3.50%, 5/1/46	193,897	194,076
4.00%, 7/1/46	93,654	95,854
3.00%, 9/1/46	132,480	128,829
3.00%, 10/1/46	44,699	43,466
4.00%, 10/1/46	41,169	42,138
2.50%, 11/1/46	23,458	22,055
3.00%, 11/1/46	253,698	246,893
3.50%, 11/1/46	43,801	43,842
3.00%, 1/1/47	92,744	90,185
3.00%, 2/1/47	46,685	45,396
4.00%, 2/1/47	47,367	48,489
3.50%, 3/1/47	22,308	22,329
4.00%, 3/1/47	48,008	49,147
4.00%, 5/1/47	47,717	48,855
4.00%, 8/1/47	46,500	47,585
3.50%, 11/1/47	48,336	48,381
4.50%, 11/1/47	91,807	96,125
3.00%, 1/1/48	49,165	47,798
3.50%, 1/1/48	48,934	48,950
3.00%, 6/1/48(a)	25,000	24,268
3.50%, 6/1/48(a)	75,000	74,830
4.00%, 6/1/48(a)	25,000	25,561
4.50%, 6/1/48(a)	50,000	52,225
5.00%, 6/1/48(a)	150,000	159,094

Total Federal National Mortgage Association		3,695,628

Government National Mortgage Association - 7.5%
5.00%, 2/20/43	62,180	66,442
5.00%, 4/20/44	133,315	142,314
3.50%, 7/20/44	204,546	206,836
4.00%, 7/20/44	39,992	41,410
5.00%, 7/20/44	24,533	26,190
3.50%, 8/20/44	254,389	257,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2018

Investments	Principal Amount	Value
5.00%, 8/20/44	$23,140	$24,703
3.00%, 1/20/45	47,421	46,752
3.00%, 12/20/45	264,805	261,067
3.00%, 5/20/46	46,164	45,491
3.50%, 9/20/46	236,190	237,963
4.00%, 12/20/46	75,604	77,872
4.00%, 1/20/47	71,851	73,904
3.50%, 2/20/47	93,761	94,425
4.00%, 8/20/47	89,701	92,263
4.50%, 10/20/47	50,098	52,237
3.00%, 12/20/47	123,082	120,732
3.50%, 1/20/48	197,766	199,336
4.00%, 1/20/48	51,132	52,592
2.50%, 6/1/48(a)	25,000	23,765
3.00%, 6/1/48(a)	200,000	196,000
3.50%, 6/1/48(a)	25,000	25,153
4.00%, 6/1/48(a)	75,000	77,039
4.50%, 6/1/48(a)	50,000	52,047

Total Government National Mortgage Association		2,493,770

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $9,491,636)		9,392,410

U.S. GOVERNMENT OBLIGATIONS - 36.5%

U.S. Treasury Bonds - 7.6%
U.S. Treasury Bond
7.63%, 11/15/22	200,000	241,774
6.88%, 8/15/25	401,000	508,322
5.38%, 2/15/31	25,000	31,716
5.00%, 5/15/37	25,000	32,724
4.38%, 2/15/38	80,000	97,725
4.50%, 5/15/38	25,000	31,053
3.50%, 2/15/39	130,000	141,885
4.25%, 5/15/39	150,000	181,274
4.38%, 11/15/39	13,000	16,000
3.63%, 8/15/43	15,000	16,729
3.00%, 11/15/44	154,000	154,680
2.50%, 5/15/46	960,000	871,988
2.25%, 8/15/46	30,000	25,813
2.75%, 8/15/47	100,000	95,397
2.75%, 11/15/47	100,000	95,385

Total U.S. Treasury Bonds		2,542,465

U.S. Treasury Notes - 28.9%
U.S. Treasury Note
1.13%, 2/28/19	100,000	99,195
1.75%, 9/30/19	100,000	99,242
1.13%, 12/31/19	300,000	294,281
1.63%, 12/31/19	1,900,000	1,878,365
1.88%, 12/31/19	200,000	198,469
1.38%, 5/31/20	200,000	195,953
1.50%, 5/31/20	200,000	196,449
1.88%, 6/30/20	200,000	197,809
1.63%, 7/31/20	200,000	196,586
1.50%, 8/15/20	170,000	166,564
2.63%, 8/15/20	200,000	200,781
1.38%, 8/31/20	200,000	195,297
1.63%, 10/15/20	200,000	196,129
1.38%, 10/31/20	200,000	194,855
2.63%, 11/15/20	300,000	300,984
3.63%, 2/15/21	300,000	308,766
1.13%, 8/31/21	170,000	162,377
1.75%, 5/15/22	30,000	29,026
1.63%, 8/15/22	200,000	192,008
1.63%, 8/31/22	200,000	191,934
1.88%, 8/31/22	200,000	193,906
1.75%, 9/30/22	200,000	192,742
1.88%, 9/30/22	200,000	193,793
1.63%, 11/15/22	522,000	499,764
1.50%, 3/31/23	225,000	213,223
1.75%, 5/15/23	750,000	718,154
1.38%, 6/30/23	135,000	126,692
2.50%, 8/15/23	500,000	495,596
2.00%, 2/15/25	250,000	238,355
2.00%, 8/15/25	170,000	161,390
1.50%, 8/15/26	725,000	655,162
2.38%, 5/15/27	250,000	241,094
2.25%, 8/15/27	145,000	138,169
2.25%, 11/15/27	125,000	118,967

Total U.S. Treasury Notes		9,682,077

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,334,053)		12,224,542

CORPORATE BONDS - 23.6%

United States - 23.6%
21st Century Fox America, Inc.
6.65%, 11/15/37	22,000	28,177
3M Co.
3.13%, 9/19/46	25,000	21,658
AbbVie, Inc.
3.60%, 5/14/25	61,000	59,560
Activision Blizzard, Inc.
2.60%, 6/15/22	25,000	24,207
Air Lease Corp.
3.63%, 4/1/27	25,000	23,477
Allergan Funding SCS
3.45%, 3/15/22	25,000	24,713
Altria Group, Inc.
2.85%, 8/9/22	75,000	73,562
Amazon.com, Inc.
4.05%, 8/22/47(b)	25,000	25,063
American Express Co.
4.05%, 12/3/42	20,000	19,758
American Honda Finance Corp.
1.95%, 7/20/20	25,000	24,516
American International Group, Inc.
2.30%, 7/16/19	25,000	24,858
American Tower Corp.
3.60%, 1/15/28	20,000	18,833
Amgen, Inc.
4.66%, 6/15/51	88,000	88,679
Anadarko Petroleum Corp.
5.55%, 3/15/26(c)	25,000	27,133
Anthem, Inc.
2.50%, 11/21/20	10,000	9,859
4.65%, 1/15/43	69,000	67,689
Apple, Inc.
1.55%, 2/7/20	70,000	68,889
2.00%, 5/6/20	70,000	69,175
3.00%, 6/20/27	25,000	23,999
4.38%, 5/13/45	20,000	20,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2018

Investments	Principal Amount	Value
Assurant, Inc.
4.00%, 3/15/23	$10,000	$10,039
AT&T, Inc.
5.80%, 2/15/19	25,000	25,529
2.30%, 3/11/19	50,000	49,845
2.80%, 2/17/21	25,000	24,720
4.45%, 5/15/21	25,000	25,819
3.00%, 2/15/22	25,000	24,612
4.30%, 2/15/30(b)	54,000	52,287
4.35%, 6/15/45	52,000	45,558
Bank of America Corp.
2.60%, 1/15/19, Series L	28,000	27,996
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(d)	165,000	160,581
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	20,000	18,530
BB&T Corp.
5.25%, 11/1/19	25,000	25,823
2.45%, 1/15/20	25,000	24,805
Becton Dickinson and Co.
2.68%, 12/15/19	25,000	24,877
Boardwalk Pipelines L.P.
4.45%, 7/15/27	20,000	19,707
Boeing Co. (The)
5.88%, 2/15/40	10,000	12,816
Boston Scientific Corp.
6.00%, 1/15/20	25,000	26,125
Broadcom Corp.
3.88%, 1/15/27	25,000	23,911
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	51,500	52,830
6.15%, 5/1/37	10,000	12,506
Caterpillar Financial Services Corp.
2.10%, 1/10/20	25,000	24,782
CBS Corp.
3.38%, 2/15/28	5,000	4,555
Celgene Corp.
3.45%, 11/15/27	30,000	28,023
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	10,000	10,001
Charter Communications Operating LLC
6.83%, 10/23/55	25,000	28,111
Church & Dwight Co., Inc.
3.15%, 8/1/27	35,000	32,670
Cintas Corp. No 2
3.70%, 4/1/27	25,000	24,756
Cisco Systems, Inc.
5.90%, 2/15/39	15,000	18,953
Citigroup, Inc.
2.70%, 3/30/21	100,000	98,420
5.50%, 9/13/25	80,000	85,691
4.45%, 9/29/27	25,000	24,795
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	25,000	23,647
Comcast Corp.
3.55%, 5/1/28	100,000	95,951
6.45%, 3/15/37	29,000	35,766
Concho Resources, Inc.
3.75%, 10/1/27	25,000	24,269
ConocoPhillips
6.50%, 2/1/39	20,000	26,014
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	20,000	18,911
CSX Corp.
4.50%, 8/1/54	20,000	19,442
CVS Health Corp.
4.88%, 7/20/35	50,000	50,983
DDR Corp.
4.70%, 6/1/27	30,000	30,347
Dell International LLC
8.35%, 7/15/46(b)	25,000	30,493
Delta Air Lines, Inc.
2.60%, 12/4/20	10,000	9,838
Dover Corp.
3.15%, 11/15/25	25,000	24,211
Dow Chemical Co. (The)
4.25%, 11/15/20	125,000	128,557
Dr Pepper Snapple Group, Inc.
4.42%, 12/15/46	25,000	23,129
Duke Energy Corp.
3.15%, 8/15/27	25,000	23,386
Duke Energy Florida LLC
6.40%, 6/15/38	45,500	60,299
DXC Technology Co.
4.75%, 4/15/27	10,000	10,214
Eli Lilly & Co.
3.95%, 5/15/47	25,000	25,127
Energy Transfer Partners L.P.
4.65%, 6/1/21	100,000	102,848
6.63%, 10/15/36	20,000	21,991
Enterprise Products Operating LLC
3.35%, 3/15/23	87,000	86,278
6.88%, 3/1/33, Series D	20,000	24,956
4.25%, 2/15/48	100,000	95,052
Exelon Corp.
5.10%, 6/15/45	35,000	38,175
Exxon Mobil Corp.
3.04%, 3/1/26	25,000	24,365
3.57%, 3/6/45	25,000	23,498
FedEx Corp.
4.40%, 1/15/47	20,000	19,541
FirstEnergy Corp.
3.90%, 7/15/27, Series B	20,000	19,671
Fluor Corp.
3.38%, 9/15/21	10,000	10,040
Ford Motor Co.
4.75%, 1/15/43	27,000	24,294
FS Investment Corp.
4.00%, 7/15/19	10,000	10,009
General Electric Co.
4.65%, 10/17/21	10,000	10,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2018

Investments	Principal Amount	Value
General Motors Financial Co., Inc.
4.00%, 1/15/25	$80,000	$78,687
Georgia Power Co.
2.00%, 3/30/20	25,000	24,633
Gilead Sciences, Inc.
3.65%, 3/1/26	100,000	99,204
Goldman Sachs Capital I
6.35%, 2/15/34	20,000	23,251
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	133,000	137,334
6.00%, 6/15/20, Series D	100,000	105,718
5.95%, 1/15/27	25,000	27,547
3.85%, 1/26/27	25,000	24,284
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	25,000	23,853
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	50,000	50,414
Home Depot, Inc. (The)
2.80%, 9/14/27	25,000	23,513
5.88%, 12/16/36	15,000	18,906
HP, Inc.
4.30%, 6/1/21	50,000	51,457
Hubbell, Inc.
3.15%, 8/15/27	25,000	23,652
Intel Corp.
4.10%, 5/11/47	20,000	20,439
Intercontinental Exchange, Inc.
2.75%, 12/1/20	10,000	9,962
International Business Machines Corp.
5.88%, 11/29/32	25,000	30,779
International Lease Finance Corp.
6.25%, 5/15/19	10,000	10,308
5.88%, 8/15/22	80,000	85,899
International Paper Co.
4.75%, 2/15/22	101,000	105,477
Jefferies Group LLC
6.45%, 6/8/27	25,000	27,654
John Deere Capital Corp.
1.95%, 6/22/20	14,000	13,768
2.80%, 3/6/23	25,000	24,509
JPMorgan Chase & Co.
4.25%, 10/15/20	100,000	102,424
3.20%, 1/25/23	150,000	148,074
5.50%, 10/15/40	37,000	42,637
5.63%, 8/16/43	20,000	22,681
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	99,000	101,125
Kraft Heinz Foods Co.
5.38%, 2/10/20	50,000	52,056
3.50%, 6/6/22	100,000	99,793
3.00%, 6/1/26	25,000	22,856
Laboratory Corp. of America Holdings
3.20%, 2/1/22	75,000	74,365
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	25,000	30,970
4.09%, 9/15/52	25,000	24,022
LYB International Finance II B.V.
3.50%, 3/2/27	25,000	23,740
McDonald’s Corp.
2.20%, 5/26/20	25,000	24,712
MetLife, Inc.
3.60%, 11/13/25	100,000	99,221
Microsoft Corp.
3.30%, 2/6/27	150,000	148,768
3.50%, 11/15/42	25,000	23,587
4.25%, 2/6/47, Series 30Y	20,000	21,159
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	17,002
Monsanto Co.
2.75%, 7/15/21(c)	100,000	98,447
4.70%, 7/15/64	25,000	23,011
Moody’s Corp.
3.25%, 1/15/28	20,000	19,033
Morgan Stanley
4.88%, 11/1/22	100,000	104,450
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	25,000	23,922
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(d)	20,000	18,884
4.38%, 1/22/47	20,000	19,655
Mosaic Co. (The)
4.88%, 11/15/41	10,000	9,329
NiSource, Inc.
3.95%, 3/30/48	20,000	18,723
Norfolk Southern Corp.
2.90%, 2/15/23	10,000	9,832
3.15%, 6/1/27	25,000	23,683
Northrop Grumman Corp.
3.20%, 2/1/27	25,000	23,766
Omega Healthcare Investors, Inc.
4.75%, 1/15/28(c)	25,000	24,169
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	115,000	131,540
Oracle Corp.
5.00%, 7/8/19	70,000	71,896
4.50%, 7/8/44	25,000	26,680
Pacific Gas & Electric Co.
4.25%, 5/15/21	150,000	153,693
2.95%, 3/1/26	20,000	18,393
PepsiCo, Inc.
3.00%, 10/15/27	30,000	28,661
4.25%, 10/22/44	25,000	25,850
Pfizer, Inc.
7.20%, 3/15/39	95,000	134,663
Philip Morris International, Inc.
4.88%, 11/15/43	34,000	35,649
Plains All American Pipeline L.P.
3.65%, 6/1/22	122,500	120,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2018

Investments	Principal Amount	Value
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	$20,000	$25,907
Public Service Electric & Gas Co.
2.38%, 5/15/23	125,000	120,041
QUALCOMM, Inc.
2.90%, 5/20/24	30,000	28,423
Reynolds American, Inc.
7.25%, 6/15/37	25,000	32,071
Rockwell Collins, Inc.
2.80%, 3/15/22	20,000	19,576
4.80%, 12/15/43	10,000	10,250
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	10,000	12,191
Santander Holdings USA, Inc.
4.40%, 7/13/27	25,000	24,186
Seagate HDD Cayman
4.25%, 3/1/22	50,000	49,372
Sempra Energy
3.25%, 6/15/27	25,000	23,611
Simon Property Group L.P.
4.38%, 3/1/21	100,000	103,099
Southern California Edison Co.
4.65%, 10/1/43	79,000	83,687
Target Corp.
2.90%, 1/15/22	25,000	25,020
TD Ameritrade Holding Corp.
2.95%, 4/1/22	10,000	9,901
Texas Instruments, Inc.
2.90%, 11/3/27	30,000	28,547
Time Warner Cable LLC
6.75%, 6/15/39	47,500	52,755
Time Warner, Inc.
3.80%, 2/15/27	25,000	24,192
United Technologies Corp.
1.95%, 11/1/21	25,000	24,060
3.75%, 11/1/46	50,000	44,154
UnitedHealth Group, Inc.
2.70%, 7/15/20	10,000	9,973
2.13%, 3/15/21	10,000	9,769
3.10%, 3/15/26	100,000	96,467
3.75%, 10/15/47	15,000	14,132
Ventas Realty L.P.
4.38%, 2/1/45	25,000	23,539
Verizon Communications, Inc.
5.15%, 9/15/23	120,000	129,192
6.55%, 9/15/43	20,000	24,337
5.01%, 4/15/49	25,000	24,722
Visa, Inc.
3.65%, 9/15/47	30,000	28,595
Walmart, Inc.
6.50%, 8/15/37	50,000	67,758
Walt Disney Co. (The)
3.00%, 7/30/46	50,000	41,209
Wells Fargo & Co.
4.13%, 8/15/23	100,000	101,202
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	25,000	23,945
5.38%, 11/2/43	50,000	53,961
Welltower, Inc.
4.25%, 4/1/26	25,000	24,806
Wyndham Worldwide Corp.
4.25%, 3/1/22	75,000	74,922
Xerox Corp.
4.07%, 3/17/22	71,000	70,700
Xilinx, Inc.
2.13%, 3/15/19	70,000	69,776

TOTAL CORPORATE BONDS (Cost: $8,102,384)		7,901,599

FOREIGN CORPORATE BONDS - 2.9%

Australia - 0.1%
Westpac Banking Corp.
3.35%, 3/8/27	25,000	24,128
Belgium - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	100,000	98,681
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/6/48	20,000	19,585

Total Belgium		118,266

Brazil - 0.1%
Vale Overseas Ltd.
6.25%, 8/10/26	25,000	27,155

Canada - 0.5%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	25,000	23,380
Methanex Corp.
4.25%, 12/1/24	25,000	24,933
Nexen Energy ULC
6.40%, 5/15/37	27,000	33,241
Toronto-Dominion Bank (The)
1.85%, 9/11/20	100,000	97,684

Total Canada		179,238

Colombia - 0.3%
Ecopetrol S.A.
5.88%, 9/18/23	100,000	106,050
Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	20,000	19,776
Nomura Holdings, Inc.
6.70%, 3/4/20	10,000	10,586
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/27	25,000	23,924

Total Japan		54,286

Mexico - 0.3%
Petroleos Mexicanos
6.00%, 3/5/20	85,000	88,209
6.75%, 9/21/47	20,000	18,948

Total Mexico		107,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2018

Investments	Principal Amount	Value
Netherlands - 0.2%
Cooperatieve Rabobank UA
5.25%, 5/24/41	$25,000	$28,625
Shell International Finance B.V.
5.50%, 3/25/40	29,000	34,425

Total Netherlands		63,050

Norway - 0.2%
Equinor ASA
2.45%, 1/17/23	60,000	57,971

Peru - 0.1%
Southern Copper Corp.
5.25%, 11/8/42	25,000	25,221

Spain - 0.2%
Telefonica Europe B.V.
8.25%, 9/15/30	50,000	66,571

Switzerland - 0.0%
Novartis Capital Corp.
3.70%, 9/21/42	15,000	14,669

United Kingdom - 0.4%
BP Capital Markets PLC
3.28%, 9/19/27	25,000	24,297
HSBC Holdings PLC
5.10%, 4/5/21	101,000	105,873

Total United Kingdom		130,170

TOTAL FOREIGN CORPORATE BONDS (Cost: $994,177)		973,932

FOREIGN GOVERNMENT AGENCIES - 0.5%

Austria - 0.1%
Oesterreichische Kontrollbank AG
1.13%, 4/26/19	10,000	9,886
2.38%, 10/1/21	10,000	9,853

Total Austria		19,739

Canada - 0.3%
Export Development Canada
1.75%, 7/21/20	10,000	9,824
2.50%, 1/24/23	10,000	9,849
Province of British Columbia Canada
2.00%, 10/23/22	10,000	9,628
Province of Manitoba Canada
1.75%, 5/30/19	10,000	9,925
Province of Ontario Canada
2.55%, 2/12/21	10,000	9,922
2.25%, 5/18/22	10,000	9,700
3.20%, 5/16/24	10,000	10,013
Province of Quebec Canada
3.50%, 7/29/20	10,000	10,156
2.63%, 2/13/23	10,000	9,832
2.88%, 10/16/24, Series QO	10,000	9,861

Total Canada		98,710

Germany - 0.1%
Kreditanstalt fuer Wiederaufbau
1.50%, 9/9/19	10,000	9,884
2.75%, 9/8/20	10,000	10,024
1.88%, 12/15/20	10,000	9,803
2.13%, 6/15/22	10,000	9,736
2.13%, 1/17/23	10,000	9,680
Landwirtschaftliche Rentenbank
2.25%, 10/1/21	10,000	9,844

Total Germany		58,971

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $177,256)		177,420

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%

Colombia - 0.3%
Colombia Government International Bond
11.75%, 2/25/20	100,000	114,300

Italy - 0.3%
Republic of Italy Government International Bond
5.38%, 6/15/33	86,000	95,421

Mexico - 0.4%
Mexico Government International Bond
4.00%, 10/2/23	113,000	113,381
5.75%, 10/12/2110	20,000	19,280

Total Mexico		132,661

Philippines - 0.6%
Philippine Government International Bond
3.95%, 1/20/40	200,000	193,785

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $549,312)		536,167

SUPRANATIONAL BONDS - 1.7%
European Investment Bank
2.50%, 3/15/23	150,000	147,482
2.38%, 5/24/27	100,000	94,966
Inter-American Development Bank
1.75%, 9/14/22	150,000	143,977
International Bank for Reconstruction & Development
2.13%, 11/1/20	150,000	148,180
2.50%, 11/22/27, Series GDIF	25,000	24,059

TOTAL SUPRANATIONAL BONDS (Cost: $559,738)		558,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2018

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%

United States - 2.4%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	$95,175	$96,467
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	55,937
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	80,095
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	51,758
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	104,284
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	189,789	190,032
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	103,288
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	100,086

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $798,340)		781,947

MUNICIPAL BOND - 0.5%

United States - 0.5%
State of California
7.55%, 4/1/39 (Cost: $173,112)	120,000	179,159

ASSET-BACKED SECURITIES - 0.4%

United States - 0.4%
Citibank Credit Card Issuance Trust
1.92%, 4/7/22, Series 2017-A3, Class A3	100,000	98,463
GM Financial Automobile Leasing Trust
2.06%, 5/20/20, Series 2017-1, Class A3	45,000	44,743

TOTAL ASSET-BACKED SECURITIES (Cost: $143,871)		143,206

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(e) (Cost: $100,435)(f)	100,435	100,435

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $33,424,314)		32,969,481
Other Assets less Liabilities - 1.5%		496,422

NET ASSETS - 100.0%		$33,465,903

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at May 31, 2018 (See Note 2).
(d)	Rate shown reflects the accrual rate as of May 31, 2018 on securities with variable or step rates.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2018.
(f)

At May 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $97,323 and the total market value of the collateral held by the Fund was $100,435.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	37	9/28/18	$(7,852,672)	$(16,950)
5 Year U.S. Treasury Note	182	9/28/18	(20,728,094)	(128,372)
U.S. Treasury Ultra Long Term Bond	15	9/19/18	(2,392,500)	(59,150)
Ultra 10 Year U.S. Treasury Note	37	9/19/18	(4,748,718)	(57,847)

			$(35,721,984)	$(262,319)

†	As of May 31, 2018, cash collateral posted by the Fund with the broker for futures contracts was $254,379.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.9%

Federal Home Loan Bank - 0.2%
Federal Home Loan Bank
5.50%, 7/15/36	$50,000	$65,818

Federal Home Loan Mortgage Corporation - 8.4%
1.63%, 9/29/20	50,000	49,054
3.00%, 8/1/29	51,079	51,094
2.50%, 9/1/29	38,580	37,727
6.75%, 9/15/29, Series GDIF	25,000	33,507
2.50%, 2/1/30	33,557	32,721
2.50%, 4/1/30	24,696	24,173
3.00%, 6/1/30	50,775	50,654
3.00%, 12/1/30	47,651	47,445
2.50%, 11/1/32	93,589	91,242
3.00%, 1/1/33	48,069	47,861
3.50%, 2/1/33	23,788	24,139
2.50%, 6/1/33(a)	65,000	63,324
3.00%, 6/1/33(a)	25,000	24,873
3.50%, 6/1/33(a)	25,000	25,346
5.00%, 9/1/35	95,646	102,661
3.00%, 9/1/36	64,995	64,160
3.50%, 4/1/37	28,555	28,952
5.50%, 12/1/38	86,652	94,496
4.00%, 2/1/41	191,041	197,097
4.50%, 5/1/41	94,997	100,014
3.50%, 10/1/41	157,431	158,375
3.00%, 4/1/43	94,849	92,853
3.50%, 7/1/43	46,605	46,884
3.00%, 8/1/43	42,585	41,677
4.00%, 12/1/43	36,409	37,411
3.00%, 1/1/44	141,782	138,815
4.50%, 4/1/44	34,459	36,044
3.50%, 3/1/45	66,491	66,643
3.50%, 12/1/45	59,767	59,904
3.50%, 5/1/46	38,307	38,347
3.50%, 8/1/46	422,907	424,857
4.00%, 9/1/46	38,898	39,949
3.00%, 10/1/46	161,137	156,687
3.00%, 11/1/46	114,161	110,952
3.50%, 2/1/47	90,739	90,688
4.00%, 2/1/47	69,777	71,592
3.00%, 3/1/47	92,758	90,110
4.50%, 3/1/47	21,933	22,924
4.50%, 5/1/47	28,180	29,454
4.50%, 8/1/47	21,630	22,607
3.50%, 9/1/47	95,310	95,197
4.00%, 10/1/47	23,813	24,382
4.00%, 1/1/48	97,887	100,429
3.00%, 6/1/48(a)	25,000	24,256
4.00%, 6/1/48(a)	25,000	25,565
4.50%, 6/1/48(a)	25,000	26,106
5.00%, 6/1/48(a)	25,000	26,485

Total Federal Home Loan Mortgage Corporation		3,289,733

Federal National Mortgage Association - 12.5%
1.00%, 10/24/19	100,000	98,137
2.63%, 9/6/24	75,000	74,093
2.13%, 4/24/26	100,000	94,181
4.00%, 7/1/26	14,412	14,835
3.50%, 12/1/26	17,961	18,228
3.50%, 1/1/27	24,182	24,542
3.00%, 11/1/28	23,782	23,808
2.50%, 4/1/30	32,342	31,656
3.00%, 9/1/30	112,971	112,881
3.00%, 10/1/30	29,757	29,733
2.50%, 5/1/31	52,333	51,062
2.50%, 6/1/31	39,339	38,383
2.50%, 9/1/31	37,286	36,380
3.00%, 6/1/32	26,844	26,748
2.50%, 12/1/32	47,416	46,261
2.50%, 1/1/33	28,863	28,160
6.00%, 4/1/33	41,085	45,613
2.00%, 6/1/33(a)	25,000	23,799
2.50%, 6/1/33(a)	55,000	53,622
3.00%, 6/1/33(a)	75,000	74,654
3.50%, 6/1/33(a)	50,000	50,699
3.50%, 8/1/34	52,134	52,889
4.00%, 8/1/34	12,625	13,103
6.00%, 8/1/34	27,652	30,703
4.00%, 10/1/35	54,374	56,333
3.50%, 1/1/36	29,861	30,293
3.00%, 11/1/36	43,950	43,406
3.00%, 12/1/36	68,076	67,232
4.50%, 11/1/39	101,651	107,258
4.50%, 2/1/41	39,168	41,330
5.50%, 12/1/41	62,588	67,811
4.00%, 2/1/42	140,175	144,792
3.50%, 6/1/42	189,326	190,319
3.00%, 1/1/43	118,552	116,161
3.00%, 4/1/43	163,070	159,741
4.00%, 6/1/43	14,456	14,892
3.50%, 7/1/43	536,835	539,868
3.00%, 9/1/43	122,481	119,977
4.00%, 9/1/43	139,068	143,319
4.00%, 11/1/43	31,706	32,582
4.50%, 5/1/44	25,844	27,141
5.00%, 6/1/44	72,160	77,940
4.00%, 9/1/44	30,535	31,297
4.00%, 10/1/44	35,439	36,327
4.00%, 1/1/45	104,470	107,041
3.50%, 4/1/46	35,335	35,368
4.00%, 4/1/46	34,233	35,058
3.50%, 5/1/46	38,779	38,815
3.00%, 8/1/46	130,090	126,608
3.00%, 9/1/46	240,949	234,309
3.00%, 10/1/46	135,271	131,580
4.00%, 10/1/46	41,169	42,138
2.50%, 11/1/46	23,458	22,055
3.00%, 11/1/46	43,184	42,116
3.50%, 11/1/46	87,603	87,684
4.00%, 3/1/47	177,904	182,126
4.00%, 4/1/47	71,174	72,871
3.50%, 5/1/47	89,457	89,540
3.50%, 7/1/47	93,604	93,691
3.50%, 9/1/47	23,872	23,894
3.50%, 10/1/47	39,269	39,305
3.50%, 11/1/47	175,138	175,229
4.50%, 11/1/47	70,719	74,049
3.00%, 6/1/48(a)	25,000	24,268
4.00%, 6/1/48(a)	50,000	51,121
4.50%, 6/1/48(a)	25,000	26,112

Total Federal National Mortgage Association		4,897,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
Government National Mortgage Association - 7.7%
3.00%, 5/20/42	$83,717	$82,872
3.50%, 6/20/42	103,821	105,414
3.00%, 12/20/42	92,358	91,425
3.50%, 3/20/43	72,433	73,119
3.50%, 4/20/43	257,085	260,794
3.00%, 4/20/44	26,935	26,663
5.00%, 8/20/44	48,878	52,179
3.50%, 9/20/44	100,289	101,365
4.00%, 12/20/44	81,388	84,275
4.50%, 12/20/44	68,399	72,121
3.00%, 4/20/45	36,644	36,269
2.50%, 5/20/45	34,119	32,549
3.50%, 7/20/45	44,289	44,682
3.50%, 9/20/45	40,674	41,035
3.00%, 12/20/45	146,434	144,367
4.00%, 12/20/45	32,981	34,152
3.00%, 4/20/46	25,423	25,060
4.00%, 4/20/46	50,410	52,138
3.00%, 5/20/46	23,082	22,746
3.50%, 6/20/46	101,248	102,038
4.00%, 8/20/46	21,548	22,261
3.50%, 11/20/46	132,853	133,809
3.00%, 12/15/46	99,121	97,459
4.00%, 12/20/46	23,863	24,579
3.00%, 1/20/47	89,043	87,471
4.00%, 1/20/47	35,926	36,952
3.50%, 2/20/47	103,990	104,726
3.00%, 6/20/47	69,113	67,858
3.50%, 8/20/47	71,286	71,801
4.00%, 8/20/47	89,701	92,263
3.50%, 9/20/47	96,189	96,887
4.00%, 11/20/47	76,940	79,137
4.50%, 12/20/47	72,721	76,049
3.50%, 1/20/48	74,162	74,751
4.00%, 1/20/48	73,688	75,793
3.00%, 6/1/48(a)	175,000	171,500
3.50%, 6/1/48(a)	75,000	75,458
4.00%, 6/1/48(a)	75,000	77,042
4.50%, 6/1/48(a)	50,000	52,047

Total Government National Mortgage Association		3,003,106

Tennessee Valley Authority - 0.1%
Tennessee Valley Authority
5.25%, 9/15/39	25,000	32,100

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $11,350,367)		11,287,924

U.S. GOVERNMENT OBLIGATIONS - 37.2%

U.S. Treasury Bonds - 7.3%
U.S. Treasury Bond
6.88%, 8/15/25	95,000	120,425
6.75%, 8/15/26	85,000	109,703
6.50%, 11/15/26	90,000	115,007
5.25%, 11/15/28	80,000	97,463
6.25%, 5/15/30	50,000	67,192
5.38%, 2/15/31	50,000	63,433
4.38%, 2/15/38	110,000	134,372
4.50%, 5/15/38	45,000	55,895
3.50%, 2/15/39	85,000	92,771
4.75%, 2/15/41	35,000	45,438
4.38%, 5/15/41	20,000	24,745
3.75%, 8/15/41	75,000	85,024
3.00%, 5/15/42	55,000	55,388
3.13%, 2/15/43	75,000	77,035
2.88%, 5/15/43	80,000	78,622
3.63%, 8/15/43	75,000	83,646
3.75%, 11/15/43	190,000	216,244
3.63%, 2/15/44	120,000	133,978
3.38%, 5/15/44	75,000	80,405
3.13%, 8/15/44	75,000	77,021
3.00%, 5/15/45	70,000	70,298
2.88%, 8/15/45	115,000	112,749
3.00%, 11/15/45	190,000	190,712
2.50%, 2/15/46	160,000	145,463
2.50%, 5/15/46	215,000	195,289
2.25%, 8/15/46	70,000	60,230
2.75%, 8/15/47	115,000	109,706
2.75%, 11/15/47	165,000	157,385

Total U.S. Treasury Bonds		2,855,639

U.S. Treasury Notes - 29.9%
U.S. Treasury Note
0.88%, 6/15/19	100,000	98,564
1.25%, 6/30/19	100,000	98,914
1.63%, 6/30/19	100,000	99,303
1.38%, 9/30/19	220,000	217,267
1.75%, 9/30/19	200,000	198,484
1.50%, 10/31/19	150,000	148,242
3.38%, 11/15/19	200,000	202,898
1.63%, 12/31/19	250,000	247,153
1.25%, 1/31/20	225,000	220,909
1.38%, 2/15/20	150,000	147,475
3.63%, 2/15/20	150,000	153,097
1.38%, 2/29/20	230,000	226,011
1.13%, 3/31/20	200,000	195,465
1.50%, 4/15/20	200,000	196,711
1.13%, 4/30/20	200,000	195,246
1.38%, 5/31/20	300,000	293,930
1.50%, 5/31/20	150,000	147,337
1.50%, 6/15/20	250,000	245,498
1.63%, 6/30/20	250,000	245,986
1.50%, 7/15/20	250,000	245,220
1.63%, 7/31/20	200,000	196,586
1.50%, 8/15/20	200,000	195,957
1.38%, 9/30/20	150,000	146,335
1.38%, 1/31/21	140,000	135,953
1.38%, 4/30/21	200,000	193,551
2.25%, 4/30/21	150,000	148,852
3.13%, 5/15/21	250,000	254,224
1.38%, 5/31/21	150,000	144,976
2.13%, 8/15/21	225,000	221,946
1.25%, 10/31/21	200,000	191,348
2.00%, 11/15/21	150,000	147,123
1.75%, 11/30/21	250,000	243,032
2.00%, 12/31/21	200,000	195,918
1.88%, 1/31/22	200,000	194,937
1.88%, 2/28/22	200,000	194,801
1.88%, 3/31/22	250,000	243,325
1.88%, 4/30/22	200,000	194,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
1.75%, 5/15/22	$250,000	$241,880
1.75%, 5/31/22	200,000	193,418
1.88%, 10/31/22	125,000	121,040
2.00%, 10/31/22	210,000	204,434
1.63%, 11/15/22	205,000	196,267
2.00%, 11/30/22	220,000	214,062
2.13%, 12/31/22	160,000	156,381
2.38%, 1/31/23	175,000	172,860
1.50%, 2/28/23	200,000	189,742
1.50%, 3/31/23	150,000	142,148
1.75%, 5/15/23	150,000	143,631
1.38%, 6/30/23	150,000	140,769
1.25%, 7/31/23	200,000	186,250
2.50%, 8/15/23	200,000	198,238
1.38%, 8/31/23	150,000	140,391
1.38%, 9/30/23	150,000	140,209
1.63%, 10/31/23	75,000	70,978
2.75%, 11/15/23	175,000	175,537
2.38%, 8/15/24	105,000	102,797
2.13%, 9/30/24	150,000	144,574
2.25%, 10/31/24	50,000	48,528
2.25%, 11/15/24	140,000	135,841
2.25%, 11/15/25	235,000	226,495
1.50%, 8/15/26	125,000	112,959
2.00%, 11/15/26	135,000	126,655
2.25%, 2/15/27	160,000	152,887
2.38%, 5/15/27	140,000	135,012
2.25%, 8/15/27	195,000	185,814
2.25%, 11/15/27	165,000	157,037
2.75%, 2/15/28	75,000	74,483

Total U.S. Treasury Notes		11,698,391

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $14,588,441)		14,554,030

CORPORATE BONDS - 22.7%

United States - 22.7%
21st Century Fox America, Inc.
6.90%, 3/1/19	20,000	20,624
4.50%, 2/15/21	60,000	62,071
6.65%, 11/15/37	61,000	78,126
Abbott Laboratories
3.88%, 9/15/25	20,000	20,073
4.75%, 11/30/36	25,000	26,437
AbbVie, Inc.
3.60%, 5/14/25	20,000	19,528
AEP Texas, Inc.
3.80%, 10/1/47	25,000	23,590
Air Lease Corp.
3.63%, 4/1/27	20,000	18,782
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/20	20,000	19,888
Allergan Funding SCS
3.80%, 3/15/25	30,000	29,231
4.85%, 6/15/44	10,000	9,728
Alphabet, Inc.
3.38%, 2/25/24	30,000	30,273
Altria Group, Inc.
2.85%, 8/9/22	30,000	29,425
4.00%, 1/31/24	10,000	10,186
Amazon.com, Inc.
2.60%, 12/5/19	10,000	10,009
2.50%, 11/29/22	20,000	19,538
4.05%, 8/22/47(b)	15,000	15,038
American Express Co.
2.65%, 12/2/22	20,000	19,325
3.00%, 10/30/24	25,000	24,137
American Express Credit Corp.
2.70%, 3/3/22	20,000	19,631
American Honda Finance Corp.
2.25%, 8/15/19	10,000	9,948
American International Group, Inc.
4.88%, 6/1/22	26,000	27,310
3.75%, 7/10/25	20,000	19,569
4.50%, 7/16/44	15,000	14,182
American Tower Corp.
3.55%, 7/15/27	60,000	56,704
Ameriprise Financial, Inc.
4.00%, 10/15/23	20,000	20,554
Amgen, Inc.
4.66%, 6/15/51	44,000	44,340
Anadarko Petroleum Corp.
5.55%, 3/15/26(c)	20,000	21,707
Anthem, Inc.
3.50%, 8/15/24	10,000	9,802
5.85%, 1/15/36	20,000	22,837
4.65%, 1/15/43	20,000	19,620
Apache Corp.
4.25%, 1/15/44	10,000	9,249
Apple, Inc.
1.90%, 2/7/20	25,000	24,749
3.45%, 5/6/24	40,000	40,252
4.65%, 2/23/46	60,000	65,739
AT&T, Inc.
2.30%, 3/11/19	20,000	19,938
5.88%, 10/1/19	20,000	20,780
3.00%, 2/15/22	15,000	14,767
3.00%, 6/30/22	5,000	4,889
3.90%, 3/11/24	45,000	45,103
4.30%, 2/15/30(b)	20,000	19,366
4.50%, 5/15/35	5,000	4,755
4.80%, 6/15/44	5,000	4,689
4.35%, 6/15/45	23,000	20,151
5.45%, 3/1/47	45,000	46,056
4.55%, 3/9/49	20,000	17,927
Bank of America Corp.
2.60%, 1/15/19, Series L	21,000	20,997
5.70%, 1/24/22	15,000	16,235
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(d)	62,000	60,340
3.88%, 8/1/25	10,000	9,986
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(d)	20,000	19,083
4.45%, 3/3/26	25,000	25,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	$20,000	$19,349
4.88%, 4/1/44	15,000	16,020
BB&T Corp.
2.05%, 5/10/21	35,000	33,919
2.85%, 10/26/24	20,000	19,195
Berkshire Hathaway, Inc.
2.75%, 3/15/23	15,000	14,758
3.13%, 3/15/26	35,000	34,023
Biogen, Inc.
5.20%, 9/15/45	15,000	15,969
Boeing Co. (The)
6.00%, 3/15/19	25,000	25,641
5.88%, 2/15/40	10,000	12,816
Boston Properties L.P.
3.85%, 2/1/23	60,000	60,650
Broadcom Corp.
3.00%, 1/15/22	50,000	48,847
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	32,500	33,339
4.55%, 9/1/44	30,000	31,582
Capital One Financial Corp.
3.75%, 3/9/27	30,000	28,745
Cardinal Health, Inc.
3.41%, 6/15/27	20,000	18,581
Caterpillar Financial Services Corp.
1.70%, 8/9/21	10,000	9,588
Caterpillar, Inc.
3.80%, 8/15/42	10,000	9,730
CBS Corp.
7.88%, 7/30/30	60,000	75,322
Celgene Corp.
3.88%, 8/15/25	30,000	29,493
4.55%, 2/20/48	20,000	18,703
Charter Communications Operating LLC
4.46%, 7/23/22	20,000	20,436
6.48%, 10/23/45	20,000	21,351
Chevron Corp.
1.56%, 5/16/19	10,000	9,910
3.19%, 6/24/23	20,000	20,019
Church & Dwight Co., Inc.
3.15%, 8/1/27	20,000	18,669
Cigna Corp.
3.25%, 4/15/25	25,000	23,810
Cisco Systems, Inc.
4.95%, 2/15/19	25,000	25,420
4.45%, 1/15/20	25,000	25,745
Citigroup, Inc.
2.65%, 10/26/20	30,000	29,618
4.40%, 6/10/25	60,000	60,222
4.45%, 9/29/27	30,000	29,754
5.30%, 5/6/44	60,000	63,900
CME Group, Inc.
3.00%, 9/15/22	20,000	19,809
3.00%, 3/15/25	20,000	19,477
Coca-Cola Co. (The)
3.20%, 11/1/23	20,000	20,101
Comcast Corp.
3.00%, 2/1/24	10,000	9,651
3.15%, 3/1/26	10,000	9,446
2.35%, 1/15/27	10,000	8,809
7.05%, 3/15/33	60,000	76,471
Concho Resources, Inc.
3.75%, 10/1/27	70,000	67,952
ConocoPhillips
6.50%, 2/1/39	25,000	32,518
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/54	20,000	21,033
Consumers Energy Co.
5.65%, 4/15/20	10,000	10,519
Costco Wholesale Corp.
3.00%, 5/18/27	25,000	24,021
Coventry Health Care, Inc.
5.45%, 6/15/21	30,000	31,750
Crown Castle International Corp.
4.88%, 4/15/22	20,000	20,823
CSX Corp.
3.25%, 6/1/27	35,000	33,323
4.50%, 8/1/54	15,000	14,582
CVS Health Corp.
3.38%, 8/12/24	52,000	50,534
5.05%, 3/25/48	20,000	20,591
DDR Corp.
4.70%, 6/1/27	30,000	30,347
Dell International LLC
6.02%, 6/15/26(b)	70,000	73,987
Digital Realty Trust L.P.
5.88%, 2/1/20	20,000	20,758
Discovery Communications LLC
2.75%, 11/15/19(b)	20,000	19,936
3.95%, 3/20/28	30,000	28,439
Dominion Energy, Inc.
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(d)	20,000	21,225
Dow Chemical Co. (The)
4.25%, 11/15/20	25,000	25,711
4.38%, 11/15/42	15,000	14,512
Duke Energy Corp.
3.75%, 4/15/24	40,000	40,084
Duke Energy Florida LLC
6.40%, 6/15/38	53,500	70,901
Duke Energy Indiana LLC
6.45%, 4/1/39	20,000	26,939
DXC Technology Co.
4.75%, 4/15/27	10,000	10,214
Eaton Corp.
2.75%, 11/2/22	40,000	39,069
eBay, Inc.
3.80%, 3/9/22	40,000	40,581
Ecolab, Inc.
5.50%, 12/8/41	60,000	71,782
EI du Pont de Nemours & Co.
4.15%, 2/15/43	10,000	9,472
Eli Lilly & Co.
2.35%, 5/15/22	10,000	9,750
Energy Transfer Partners L.P.
4.50%, 11/1/23	32,000	32,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
Enterprise Products Operating LLC
2.55%, 10/15/19	$10,000	$9,962
5.25%, 1/31/20	10,000	10,368
3.35%, 3/15/23	28,000	27,767
4.45%, 2/15/43	20,000	19,443
EOG Resources, Inc.
4.15%, 1/15/26	80,000	82,040
ERP Operating L.P.
4.00%, 8/1/47	20,000	18,880
Exelon Corp.
3.95%, 6/15/25	65,000	64,951
4.45%, 4/15/46	20,000	19,967
Exelon Generation Co. LLC
6.25%, 10/1/39	10,000	10,920
Express Scripts Holding Co.
4.80%, 7/15/46	30,000	29,190
Exxon Mobil Corp.
2.71%, 3/6/25	30,000	28,927
FedEx Corp.
4.10%, 4/15/43	25,000	23,443
4.55%, 4/1/46	15,000	14,890
Fidelity National Information Services, Inc.
5.00%, 10/15/25	60,000	63,653
Fiserv, Inc.
3.85%, 6/1/25	60,000	60,018
Florida Power & Light Co.
5.96%, 4/1/39	20,000	25,748
Fluor Corp.
3.38%, 9/15/21	10,000	10,040
Ford Motor Co.
4.75%, 1/15/43	16,000	14,396
FS Investment Corp.
4.00%, 7/15/19	10,000	10,009
4.25%, 1/15/20	25,000	25,096
General Electric Co.
4.63%, 1/7/21	20,000	20,722
3.10%, 1/9/23	20,000	19,738
4.50%, 3/11/44	20,000	19,457
General Motors Financial Co., Inc.
3.70%, 11/24/20	30,000	30,224
4.30%, 7/13/25	28,000	27,803
Gilead Sciences, Inc.
4.50%, 4/1/21	65,000	67,696
3.65%, 3/1/26	20,000	19,841
5.65%, 12/1/41	35,000	40,761
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	12,000	12,391
6.00%, 6/15/20, Series D	20,000	21,144
2.35%, 11/15/21	5,000	4,829
3.00%, 4/26/22	5,000	4,918
4.00%, 3/3/24	5,000	5,043
3.50%, 1/23/25	5,000	4,859
4.25%, 10/21/25	25,000	24,828
3.50%, 11/16/26	5,000	4,756
3.85%, 1/26/27	5,000	4,857
6.13%, 2/15/33	5,000	5,844
6.45%, 5/1/36	25,000	29,517
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(d)	5,000	4,635
Halliburton Co.
4.75%, 8/1/43	25,000	26,207
HCP, Inc.
2.63%, 2/1/20	20,000	19,812
5.38%, 2/1/21	60,000	62,785
Home Depot, Inc. (The)
2.00%, 6/15/19	10,000	9,950
5.88%, 12/16/36	50,000	63,020
3.90%, 6/15/47	10,000	9,838
Honeywell International, Inc.
4.25%, 3/1/21	20,000	20,785
Humana, Inc.
4.95%, 10/1/44	20,000	21,190
Intel Corp.
2.88%, 5/11/24	25,000	24,390
3.15%, 5/11/27	25,000	24,356
Intercontinental Exchange, Inc.
2.75%, 12/1/20	20,000	19,924
International Business Machines Corp.
8.38%, 11/1/19	25,000	26,930
International Lease Finance Corp.
6.25%, 5/15/19	10,000	10,308
8.25%, 12/15/20	25,000	27,859
5.88%, 8/15/22	65,000	69,793
International Paper Co.
3.00%, 2/15/27	20,000	18,243
Invesco Finance PLC
5.38%, 11/30/43	10,000	11,586
John Deere Capital Corp.
1.25%, 10/9/19	25,000	24,510
Johnson & Johnson
3.38%, 12/5/23	40,000	40,888
3.63%, 3/3/37	20,000	19,764
Johnson Controls International PLC
3.63%, 7/2/24(d)	20,000	19,831
JPMorgan Chase & Co.
2.30%, 8/15/21	30,000	29,170
4.50%, 1/24/22	35,000	36,397
3.25%, 9/23/22	15,000	14,888
3.88%, 9/10/24	20,000	19,846
3.30%, 4/1/26	15,000	14,392
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(d)	45,000	42,225
5.63%, 8/16/43	20,000	22,681
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	25,000	23,234
Kellogg Co.
4.00%, 12/15/20	20,000	20,485
KeyCorp
5.10%, 3/24/21	60,000	62,981
Kinder Morgan Energy Partners L.P.
5.50%, 3/1/44	22,000	22,472
Kraft Heinz Foods Co.
3.50%, 6/6/22	32,000	31,934
4.38%, 6/1/46	25,000	22,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
Kroger Co. (The)
2.65%, 10/15/26	$25,000	$22,387
Laboratory Corp. of America Holdings
3.20%, 2/1/22	20,000	19,831
Lockheed Martin Corp.
2.50%, 11/23/20	20,000	19,785
4.09%, 9/15/52	10,000	9,609
Lowe’s Cos., Inc.
4.05%, 5/3/47	10,000	9,782
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	5,000	4,731
Marathon Oil Corp.
6.60%, 10/1/37	10,000	12,223
Marathon Petroleum Corp.
5.13%, 3/1/21	80,000	83,786
4.75%, 9/15/44	10,000	9,910
Mastercard, Inc.
3.38%, 4/1/24	50,000	50,312
McDonald’s Corp.
4.45%, 3/1/47	25,000	25,361
Medtronic, Inc.
4.38%, 3/15/35	50,000	52,595
Merck & Co., Inc.
3.88%, 1/15/21	60,000	61,512
2.75%, 2/10/25	15,000	14,417
MetLife, Inc.
3.05%, 12/15/22	34,000	33,540
4.60%, 5/13/46	25,000	25,792
Microsoft Corp.
2.00%, 11/3/20	30,000	29,593
2.00%, 8/8/23	10,000	9,503
3.50%, 2/12/35	32,000	31,173
4.00%, 2/12/55	25,000	25,020
4.50%, 2/6/57	55,000	60,152
MidAmerican Energy Co.
3.10%, 5/1/27	30,000	28,801
Molson Coors Brewing Co.
2.10%, 7/15/21	25,000	24,073
Monsanto Co.
2.75%, 7/15/21(c)	20,000	19,689
4.70%, 7/15/64	25,000	23,011
Morgan Stanley
2.80%, 6/16/20	25,000	24,861
5.50%, 7/28/21	20,000	21,280
7.25%, 4/1/32	25,000	32,384
4.38%, 1/22/47	20,000	19,655
Mosaic Co. (The)
4.88%, 11/15/41	10,000	9,329
Mylan N.V.
3.15%, 6/15/21	20,000	19,799
NIKE, Inc.
2.38%, 11/1/26	20,000	18,476
NiSource, Inc.
5.45%, 9/15/20	30,000	31,451
4.80%, 2/15/44	25,000	26,199
Noble Energy, Inc.
5.05%, 11/15/44	10,000	10,475
Norfolk Southern Corp.
3.15%, 6/1/27	20,000	18,946
Northrop Grumman Corp.
2.55%, 10/15/22	30,000	29,035
3.25%, 1/15/28	25,000	23,705
NVIDIA Corp.
2.20%, 9/16/21	15,000	14,626
Occidental Petroleum Corp.
4.63%, 6/15/45	15,000	15,960
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	20,000	22,877
Oracle Corp.
3.63%, 7/15/23	20,000	20,434
3.25%, 11/15/27	20,000	19,475
3.80%, 11/15/37	30,000	29,388
4.00%, 7/15/46	20,000	19,674
Owens Corning
4.30%, 7/15/47	20,000	17,041
Pacific Gas & Electric Co.
4.25%, 5/15/21	50,000	51,231
4.00%, 12/1/46	50,000	45,564
PepsiCo, Inc.
3.60%, 3/1/24	45,000	45,808
2.38%, 10/6/26	15,000	13,718
3.45%, 10/6/46	10,000	9,092
Pfizer, Inc.
7.20%, 3/15/39	52,000	73,710
Philip Morris International, Inc.
4.88%, 11/15/43	68,000	71,298
Phillips 66
4.88%, 11/15/44	10,000	10,664
Pitney Bowes, Inc.
4.63%, 3/15/24(c)	25,000	21,560
Plains All American Pipeline L.P.
3.65%, 6/1/22	32,500	32,097
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/19	25,000	25,999
3.90%, 4/29/24	45,000	45,281
Procter & Gamble Co. (The)
3.10%, 8/15/23	10,000	10,040
2.45%, 11/3/26	10,000	9,317
3.50%, 10/25/47	10,000	9,405
Prudential Financial, Inc.
3.91%, 12/7/47	20,000	18,476
QUALCOMM, Inc.
2.60%, 1/30/23	25,000	23,937
Realty Income Corp.
3.25%, 10/15/22	25,000	24,729
Rockwell Collins, Inc.
3.20%, 3/15/24	20,000	19,358
4.80%, 12/15/43	10,000	10,250
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	10,000	12,191
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	25,000	26,760
Santander Holdings USA, Inc.
2.65%, 4/17/20	25,000	24,815
4.40%, 7/13/27	60,000	58,046
Schlumberger Investment S.A.
3.65%, 12/1/23	15,000	15,226
Seagate HDD Cayman
4.25%, 3/1/22	25,000	24,686
Select Income REIT
3.60%, 2/1/20	20,000	19,940
Sempra Energy
2.85%, 11/15/20	30,000	29,708
6.00%, 10/15/39	20,000	24,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
Sherwin-Williams Co. (The)
2.75%, 6/1/22	$30,000	$29,252
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/21	30,000	28,904
Simon Property Group L.P.
4.38%, 3/1/21	20,000	20,620
Southern California Edison Co.
4.65%, 10/1/43	22,000	23,305
4.00%, 4/1/47	20,000	19,542
Southern Co. (The)
2.35%, 7/1/21	40,000	38,970
3.25%, 7/1/26	30,000	28,427
Starbucks Corp.
2.00%, 12/5/18	8,000	7,981
3.85%, 10/1/23	40,000	41,352
State Street Corp.
2.65%, 5/19/26	40,000	37,497
SunTrust Banks, Inc.
2.70%, 1/27/22	35,000	34,259
Synchrony Financial
4.25%, 8/15/24	10,000	9,888
4.50%, 7/23/25	20,000	19,871
Target Corp.
2.30%, 6/26/19	10,000	9,978
3.90%, 11/15/47	15,000	14,184
TD Ameritrade Holding Corp.
3.30%, 4/1/27	20,000	19,354
Texas Instruments, Inc.
2.75%, 3/12/21	25,000	24,995
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	60,000	62,276
2.95%, 9/19/26	15,000	13,997
Time Warner Cable LLC
4.00%, 9/1/21	10,000	10,064
7.30%, 7/1/38	15,000	17,524
6.75%, 6/15/39	4,500	4,998
4.50%, 9/15/42	15,000	12,700
Time Warner, Inc.
4.88%, 3/15/20	15,000	15,497
4.75%, 3/29/21	60,000	62,396
6.25%, 3/29/41	15,000	17,236
TJX Cos., Inc. (The)
2.25%, 9/15/26	15,000	13,447
Toyota Motor Credit Corp.
2.60%, 1/11/22	40,000	39,342
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	20,000	24,522
Tyson Foods, Inc.
3.95%, 8/15/24	25,000	25,154
U.S. Bancorp
2.35%, 1/29/21	25,000	24,633
3.70%, 1/30/24	40,000	40,567
United Technologies Corp.
2.80%, 5/4/24	15,000	14,241
4.50%, 6/1/42	25,000	24,731
UnitedHealth Group, Inc.
2.75%, 2/15/23	32,000	31,263
4.25%, 3/15/43	10,000	10,198
Ventas Realty L.P.
4.38%, 2/1/45	20,000	18,831
VEREIT Operating Partnership L.P.
3.95%, 8/15/27	20,000	18,635
Verizon Communications, Inc.
3.50%, 11/1/21	15,000	15,109
2.45%, 11/1/22	30,000	28,774
5.15%, 9/15/23	40,000	43,064
5.85%, 9/15/35	25,000	27,900
4.52%, 9/15/48	65,000	60,107
Viacom, Inc.
4.38%, 3/15/43	10,000	8,628
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	15,000	14,798
Visa, Inc.
4.15%, 12/14/35	25,000	26,275
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	25,000	24,917
Walmart, Inc.
1.95%, 12/15/18	10,000	9,976
3.30%, 4/22/24	40,000	40,396
5.88%, 4/5/27	36,000	42,686
Walt Disney Co. (The)
5.50%, 3/15/19	40,000	40,931
3.15%, 9/17/25	20,000	19,690
3.00%, 2/13/26	25,000	24,326
Waste Management, Inc.
3.90%, 3/1/35	20,000	19,555
4.10%, 3/1/45	10,000	9,991
Wells Fargo & Co.
2.55%, 12/7/20	20,000	19,731
3.00%, 1/22/21	10,000	9,952
3.50%, 3/8/22	10,000	10,025
4.13%, 8/15/23	51,000	51,613
3.00%, 2/19/25	5,000	4,729
4.30%, 7/22/27	5,000	4,967
4.90%, 11/17/45	40,000	40,422
Welltower, Inc.
5.25%, 1/15/22	25,000	26,317
Weyerhaeuser Co.
7.38%, 3/15/32	60,000	77,695
Williams Partners L.P.
5.25%, 3/15/20	10,000	10,351
4.90%, 1/15/45	15,000	14,693
Wyndham Worldwide Corp.
4.25%, 3/1/22	20,000	19,979
Xerox Corp.
4.07%, 3/17/22	43,000	42,818
Zoetis, Inc.
4.50%, 11/13/25	40,000	42,068
3.00%, 9/12/27	15,000	13,951

TOTAL CORPORATE BONDS (Cost: $9,007,145)		8,859,678

FOREIGN CORPORATE BONDS - 4.6%

Australia - 0.1%
Westpac Banking Corp.
2.25%, 1/17/19	20,000	19,971
2.15%, 3/6/20	25,000	24,664

Total Australia		44,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
Belgium - 0.5%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/21	$60,000	$59,478
3.30%, 2/1/23	45,000	44,836
3.65%, 2/1/26	40,000	39,472
4.70%, 2/1/36	20,000	20,662
4.90%, 2/1/46	40,000	41,825

Total Belgium		206,273

Canada - 1.2%
Bank of Montreal
1.90%, 8/27/21	30,000	28,856
Bank of Nova Scotia (The)
2.45%, 9/19/22	70,000	67,590
Barrick Gold Corp.
5.25%, 4/1/42	15,000	16,213
Cenovus Energy, Inc.
6.75%, 11/15/39	25,000	28,359
Manulife Financial Corp.
4.15%, 3/4/26	20,000	20,161
Nexen Energy ULC
6.40%, 5/15/37	13,000	16,005
Royal Bank of Canada
2.15%, 3/6/20	25,000	24,697
4.65%, 1/27/26	25,000	25,647
Suncor Energy, Inc.
6.85%, 6/1/39	70,000	92,534
TELUS Corp.
3.70%, 9/15/27	20,000	19,692
Thomson Reuters Corp.
4.70%, 10/15/19	20,000	20,437
Toronto-Dominion Bank (The)
1.80%, 7/13/21	80,000	76,932
TransCanada PipeLines Ltd.
3.80%, 10/1/20	40,000	40,597

Total Canada		477,720

France - 0.2%
BNP Paribas S.A.
5.00%, 1/15/21	40,000	41,837
Total Capital International S.A.
3.70%, 1/15/24	35,000	35,518

Total France		77,355

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	20,000	28,521
Deutsche Bank AG
3.70%, 5/30/24	25,000	23,414
Landwirtschaftliche Rentenbank
1.38%, 10/23/19, Series 29	20,000	19,704

Total Germany		71,639

Israel - 0.0%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/1/26	10,000	8,106

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/27	20,000	19,215
Sumitomo Mitsui Financial Group, Inc.
2.93%, 3/9/21	30,000	29,715
2.78%, 7/12/22	50,000	48,644
3.78%, 3/9/26	30,000	30,017

Total Japan		127,591

Mexico - 0.3%
Petroleos Mexicanos
6.00%, 3/5/20	40,000	41,510
6.50%, 3/13/27	50,000	50,975
6.75%, 9/21/47	25,000	23,685

Total Mexico		116,170

Netherlands - 0.3%
Cooperatieve Rabobank UA
4.50%, 1/11/21	20,000	20,685
5.25%, 5/24/41	20,000	22,900
Shell International Finance B.V.
3.25%, 5/11/25	20,000	19,681
2.88%, 5/10/26	20,000	19,088
4.38%, 5/11/45	15,000	15,649

Total Netherlands		98,003

Norway - 0.2%
Equinor ASA
2.45%, 1/17/23	60,000	57,971
3.95%, 5/15/43	35,000	34,507

Total Norway		92,478

Spain - 0.1%
Telefonica Emisiones SAU
5.88%, 7/15/19	15,000	15,486

Switzerland - 0.3%
Credit Suisse AG
5.40%, 1/14/20	25,000	25,896
Novartis Capital Corp.
3.10%, 5/17/27	65,000	62,883
Tyco Electronics Group S.A.
2.38%, 12/17/18	25,000	24,977

Total Switzerland		113,756

United Kingdom - 0.9%
AstraZeneca PLC
3.38%, 11/16/25	30,000	29,381
4.38%, 11/16/45	15,000	15,180
BAT Capital Corp.
3.56%, 8/15/27(b)	55,000	51,979
4.39%, 8/15/37(b)	35,000	33,650
BP Capital Markets PLC
3.12%, 5/4/26	40,000	38,500
3.02%, 1/16/27	60,000	57,036
Diageo Capital PLC
2.63%, 4/29/23	10,000	9,729
HSBC Holdings PLC
5.10%, 4/5/21	72,000	75,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
Mead Johnson Nutrition Co.
3.00%, 11/15/20	$15,000	$14,992
Vodafone Group PLC
4.38%, 2/19/43	10,000	9,144
WPP Finance 2010
4.75%, 11/21/21	15,000	15,505

Total United Kingdom		350,570

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,829,105)		1,799,782

FOREIGN GOVERNMENT AGENCIES - 0.7%

Austria - 0.1%
Oesterreichische Kontrollbank AG
1.13%, 4/26/19	20,000	19,771

Canada - 0.3%
Export Development Canada
1.63%, 12/3/19	20,000	19,738
1.63%, 1/17/20	20,000	19,722
Province of Manitoba Canada
1.75%, 5/30/19	10,000	9,925
Province of Ontario Canada
2.55%, 2/12/21	10,000	9,922
2.25%, 5/18/22	10,000	9,700
2.50%, 4/27/26	36,000	34,122
Province of Quebec Canada
3.50%, 7/29/20	10,000	10,157
2.38%, 1/31/22	25,000	24,481

Total Canada		137,767

Germany - 0.3%
Kreditanstalt fuer Wiederaufbau
4.88%, 6/17/19	100,000	102,520
1.50%, 9/9/19	10,000	9,884
1.75%, 10/15/19	20,000	19,811

Total Germany		132,215

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $292,436)		289,753

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%

Colombia - 0.2%
Colombia Government International Bond
11.75%, 2/25/20	25,000	28,575
8.13%, 5/21/24	65,000	78,569

Total Colombia		107,144

Hungary - 0.1%
Hungary Government International Bond
5.75%, 11/22/23	26,000	28,204
7.63%, 3/29/41	26,000	36,204

Total Hungary		64,408

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	18,000	19,972

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/2/23	29,000	29,098
4.75%, 3/8/44	20,000	18,540
5.55%, 1/21/45	20,000	20,655

Total Mexico		68,293

Philippines - 0.1%
Philippine Government International Bond
9.50%, 2/2/30	26,000	38,249

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	25,000	24,834

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $335,959)		322,900

SUPRANATIONAL BONDS - 1.2%
Asian Development Bank
1.75%, 3/21/19	10,000	9,951
1.88%, 4/12/19	10,000	9,962
1.75%, 1/10/20	20,000	19,766
Corporacion Andina de Fomento
4.38%, 6/15/22	25,000	26,053
European Investment Bank
1.88%, 3/15/19	10,000	9,962
1.25%, 5/15/19	10,000	9,896
1.75%, 6/17/19	35,000	34,778
1.63%, 3/16/20	50,000	49,190
1.75%, 5/15/20	50,000	49,210
1.63%, 8/14/20	50,000	48,944
2.00%, 12/15/22	20,000	19,273
Inter-American Development Bank
1.00%, 5/13/19	10,000	9,866
3.88%, 9/17/19	10,000	10,185
1.75%, 9/14/22	20,000	19,197
International Bank for Reconstruction & Development
1.88%, 3/15/19, Series GDIF	10,000	9,973
0.88%, 8/15/19	10,000	9,820
1.88%, 10/7/19	10,000	9,927
1.13%, 11/27/19, Series GDIF	20,000	19,613
1.38%, 3/30/20, Series GDIF	10,000	9,799
2.13%, 11/1/20	50,000	49,393
1.75%, 4/19/23	40,000	38,090

TOTAL SUPRANATIONAL BONDS (Cost: $475,707)		472,848

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%

United States - 2.1%
Citigroup Commercial Mortgage Trust
3.71%, 4/14/50, Series 2017-P7, Class A4	100,000	100,879
COMM Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	35,596
3.08%, 2/10/48, Series 2015-DC1, Class A4	50,000	48,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

Investments in Long Securities	Principal Amount	Value
Commercial Mortgage Pass Through Certificates
3.29%, 7/15/60, Series 2017-BNK6, Class ASB	$50,000	$49,711
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.84%, 10/25/22, Series K029, Class A1	36,028	36,021
3.06%, 8/25/24, Series K728, Class A2^(d)	50,000	50,032
3.33%, 5/25/27, Series K065, Class AM	59,000	58,830
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.19%, 7/25/23, Series 2014-M1, Class A2^(d)	39,582	39,924
2.90%, 1/25/25, Series 2015-M8, Class A2^(d)	72,000	71,123
2.58%, 3/25/26, Series 2016-M4, Class A2	80,000	76,576
GS Mortgage Securities Trust
3.67%, 3/10/50, Series 2017-GS5, Class A4	50,000	50,321
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,102
3.07%, 2/15/48, Series 2015-C20, Class ASB	40,000	39,866
Wells Fargo Commercial Mortgage Trust
3.10%, 6/15/49, Series 2016-C34, Class A4	30,000	28,999
3.16%, 3/15/59, Series 2016-C33, Class A3	58,000	56,554
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	45,000	46,480

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $820,074)		814,893

MUNICIPAL BONDS - 0.3%

United States - 0.3%
New Jersey Turnpike Authority
7.10%, 1/1/41	20,000	28,310
State of California
7.55%, 4/1/39	40,000	59,720
University of California
4.86%, 5/15/2112, Series AD	25,000	26,221

TOTAL MUNICIPAL BONDS (Cost: $112,563)		114,251

ASSET-BACKED SECURITIES - 0.6%

United States - 0.6%
Ally Auto Receivables Trust
1.99%, 11/15/21, Series 2017-1, Class A4	20,000	19,684
Citibank Credit Card Issuance Trust
1.92%, 4/7/22, Series 2017-A3, Class A3	100,000	98,464
Ford Credit Auto Owner Trust
1.22%, 3/15/21, Series 2016-C, Class A3	50,000	49,357
GM Financial Automobile Leasing Trust
2.12%, 9/20/21, Series 2017-3, Class A4, ABS	23,000	22,722
Honda Auto Receivables Owner Trust
1.21%, 12/18/20, Series 2016-4, Class A3	40,000	39,550
World Financial Network Credit Card Master Trust
2.03%, 4/15/25, Series 2016-A, Class A	17,000	16,818

TOTAL ASSET-BACKED SECURITIES (Cost: $247,521)		246,595

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(e) (Cost: $57,855)(f)	57,855	57,855

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 99.2% (Cost: $39,117,173)		38,820,509

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.2)%

Federal Home Loan Mortgage Corporation - (0.2)%
3.50%, 6/1/48(a) (Proceeds: $98,938)	$(100,000)	(99,785)

Other Assets less Liabilities - 1.0%		397,524

NET ASSETS - 100.0%		$39,118,248

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Security, or portion thereof, was on loan at May 31, 2018 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

May 31, 2018

(d)	Rate shown reflects the accrual rate as of May 31, 2018 on securities with variable or step rates.
(e)	Rate shown represents annualized 7-day yield as of May 31, 2018.
(f)

At May 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $56,229 and the total market value of the collateral held by the Fund was $57,855.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	32	9/28/18	$(3,644,500)	$(23,883)
U.S. Treasury Ultra Long Term Bond	61	9/19/18	(9,729,500)	(240,545)
Ultra 10 Year U.S. Treasury Note	223	9/19/18	(28,620,656)	(358,352)

			$(41,994,656)	$(622,780)

†	As of May 31, 2018, cash collateral posted by the Fund with the broker for futures contracts was $489,008.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 24.6%

Federal Home Loan Mortgage Corporation - 10.0%
6.50%, 3/1/36	$835,311	$940,834
5.00%, 6/1/37	3,730	3,995
6.00%, 9/1/37	333,122	370,084
5.50%, 2/1/40	14,096	15,309
4.00%, 11/1/40	26,743	27,590
5.00%, 3/1/41	489,548	525,676
5.50%, 6/1/41	417,044	452,816
5.00%, 7/1/41	12,636	13,526
5.00%, 2/1/42	738,560	791,490
3.50%, 6/1/42	89,623	90,159
3.00%, 7/1/42	417,199	408,858
3.50%, 8/1/42	849,520	854,620
3.50%, 9/1/42	442,316	444,972
3.50%, 7/1/43	530,883	534,064
3.00%, 8/1/43	118,583	116,056
3.50%, 1/1/44	755,668	760,201
3.00%, 2/1/44	282,227	276,212
3.50%, 2/1/44	283,102	284,801
4.00%, 4/1/44	812,908	838,712
3.50%, 5/1/44	121,231	121,710
4.50%, 5/1/44	23,883	24,985
3.50%, 7/1/44	124,218	124,810
4.50%, 7/1/44	272,267	284,790
4.00%, 8/1/44	907,156	937,230
3.50%, 10/1/44	42,836	43,000
3.50%, 12/1/44	615,279	617,067
3.50%, 1/1/45	123,555	123,876
4.00%, 3/1/45	24,963	25,639
3.00%, 4/1/45	36,499	35,579
3.00%, 5/1/45	148,265	144,490
3.50%, 6/1/45	128,378	128,671
4.00%, 6/1/45	112,498	115,541
3.00%, 7/1/45	38,196	37,203
3.00%, 8/1/45	155,093	151,019
3.50%, 8/1/45	1,461,204	1,464,544
3.50%, 9/1/45	769,321	771,080
4.00%, 9/1/45	223,050	229,084
4.00%, 10/1/45	250,163	256,933
3.50%, 11/1/45	137,314	137,628
4.00%, 11/1/45	184,758	189,756
3.00%, 12/1/45	154,732	150,460
4.50%, 12/1/45	401,184	419,635
4.00%, 2/1/46	274,085	281,483
3.50%, 3/1/46	314,852	315,442
4.00%, 3/1/46	230,172	236,394
3.00%, 4/1/46	810,231	787,648
3.50%, 4/1/46	414,313	414,831
4.50%, 4/1/46	713,537	751,686
3.50%, 5/1/46	449,088	449,558
3.00%, 6/1/46	171,074	166,306
3.50%, 6/1/46	454,654	455,035
3.00%, 9/1/46	1,694,706	1,655,735
3.50%, 9/1/46	348,584	348,660
2.50%, 10/1/46	145,447	136,519
3.50%, 10/1/46	128,551	128,553
3.00%, 11/1/46	1,631,185	1,585,432
3.50%, 11/1/46	45,321	45,312
4.00%, 11/1/46	79,398	81,546
3.00%, 12/1/46	600,759	583,894
3.50%, 12/1/46	885,850	885,561
3.00%, 1/1/47	1,780,751	1,730,210
4.00%, 1/1/47	347,816	357,051
3.00%, 2/1/47	1,437,362	1,396,693
4.00%, 2/1/47	328,362	336,903
4.50%, 3/1/47	640,650	669,610
3.00%, 4/1/47	280,948	272,950
3.50%, 4/1/47	903,122	902,541
4.00%, 4/1/47	351,412	360,371
3.50%, 5/1/47	471,392	471,046
4.00%, 5/1/47	303,287	311,019
4.50%, 5/1/47	80,515	84,155
4.00%, 6/1/47	469,718	481,565
3.00%, 7/1/47	286,534	278,265
3.50%, 7/1/47	487,704	487,258
4.00%, 7/1/47	450,489	461,885
3.50%, 8/1/47	490,114	489,621
4.00%, 8/1/47	2,118,460	2,170,871
4.50%, 8/1/47	376,356	393,369
3.50%, 9/1/47	1,096,548	1,095,248
4.50%, 9/1/47	451,745	472,166
3.00%, 10/1/47	388,085	376,916
3.50%, 10/1/47	774,847	773,859
4.00%, 10/1/47	660,852	676,626
3.00%, 11/1/47	419,575	407,467
3.50%, 12/1/47	658,007	657,148
5.00%, 6/1/48(a)	50,000	52,970

Total Federal Home Loan Mortgage Corporation		39,762,083

Federal National Mortgage Association - 14.6%
4.00%, 1/1/42	305,143	314,486
3.50%, 8/1/45	526,631	529,396
5.00%, 5/1/38	21,916	23,333
5.50%, 6/1/38	172,103	186,878
5.50%, 11/1/38	4,338	4,702
5.50%, 10/1/39	179,670	194,396
4.50%, 11/1/39	190,595	201,108
5.50%, 4/1/40	23,820	25,901
4.50%, 8/1/40	453,200	478,327
4.00%, 10/1/40	285,485	294,109
4.50%, 2/1/41	131,104	138,339
5.50%, 9/1/41	93,429	101,366
4.00%, 11/1/41	161,154	166,032
6.00%, 1/1/42	472,275	528,190
3.50%, 6/1/42	733,495	737,343
4.00%, 9/1/42	412,813	427,118
4.00%, 12/1/42	214,228	220,721
2.50%, 3/1/43	30,669	28,963
3.00%, 5/1/43	296,724	290,554
3.50%, 5/1/43	73,150	73,443
3.00%, 6/1/43	502,979	492,948
4.00%, 6/1/43	202,388	208,490
3.00%, 7/1/43	37,973	37,180
3.00%, 8/1/43	387,885	379,782
4.00%, 8/1/43	109,768	112,786
4.00%, 9/1/43	280,860	288,984
4.50%, 9/1/43	48,566	51,254
3.50%, 10/1/43	425,020	426,723
4.00%, 11/1/43	539,395	557,357
4.00%, 5/1/44	22,749	23,344
4.50%, 5/1/44	275,474	289,312
3.50%, 6/1/44	363,078	364,987
4.00%, 7/1/44	26,769	27,444
4.00%, 8/1/44	135,511	138,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
4.00%, 10/1/44	$430,092	$440,846
4.00%, 11/1/44	21,175	21,702
4.00%, 12/1/44	142,721	146,262
3.00%, 1/1/45	15,020	14,652
3.50%, 2/1/45	1,279,104	1,283,797
4.00%, 2/1/45	114,688	117,619
3.50%, 3/1/45	554,103	553,825
3.00%, 4/1/45	363,863	354,763
3.00%, 5/1/45	129,060	125,758
3.00%, 6/1/45	306,639	298,965
3.50%, 6/1/45	138,655	138,805
3.50%, 7/1/45	70,186	70,251
3.50%, 8/1/45	835,989	837,019
3.50%, 9/1/45	332,958	333,266
4.00%, 9/1/45	149,047	152,583
3.00%, 10/1/45	148,553	144,672
3.50%, 10/1/45	256,304	256,540
3.00%, 11/1/45	145,600	141,711
3.50%, 11/1/45	142,618	142,771
4.00%, 11/1/45	1,126,560	1,153,137
3.00%, 12/1/45	1,422,724	1,392,235
3.50%, 12/1/45	1,395,748	1,397,035
4.00%, 12/1/45	512,634	524,718
3.50%, 1/1/46	214,780	214,976
3.00%, 2/1/46	334,550	325,326
3.50%, 3/1/46	252,046	252,278
4.00%, 3/1/46	359,145	367,562
3.50%, 4/1/46	1,156,193	1,157,260
4.00%, 4/1/46	205,400	210,347
3.50%, 5/1/46	564,235	564,753
4.50%, 5/1/46	128,911	135,252
3.00%, 6/1/46	144,009	140,041
3.50%, 6/1/46	906,634	907,468
4.50%, 6/1/46	280,272	293,025
3.50%, 7/1/46	1,028,548	1,029,492
4.00%, 7/1/46	164,252	168,109
2.50%, 8/1/46	22,736	21,376
2.50%, 9/1/46	54,934	51,649
3.00%, 9/1/46	264,960	257,659
3.00%, 10/1/46	1,062,236	1,033,042
4.00%, 10/1/46	247,017	252,829
2.50%, 11/1/46	46,916	44,110
3.00%, 11/1/46	1,809,480	1,760,422
3.50%, 11/1/46	262,808	263,051
2.50%, 12/1/46	98,969	93,049
3.00%, 12/1/46	1,685,101	1,638,617
3.50%, 12/1/46	1,250,873	1,254,674
4.00%, 12/1/46	297,919	305,143
2.50%, 1/1/47	132,025	124,128
3.00%, 1/1/47	611,389	594,511
3.50%, 1/1/47	439,243	439,649
4.50%, 1/1/47	326,217	341,204
5.50%, 1/1/47	653,626	710,756
3.00%, 2/1/47	1,628,213	1,583,267
3.50%, 2/1/47	471,831	472,268
4.00%, 2/1/47	79,734	81,622
3.00%, 3/1/47	324,751	315,787
3.50%, 3/1/47	691,557	692,198
4.00%, 3/1/47	1,075,261	1,100,795
4.50%, 3/1/47	217,160	227,098
3.00%, 4/1/47	371,792	361,528
4.00%, 4/1/47	556,045	569,304
3.00%, 5/1/47	371,252	361,000
3.50%, 5/1/47	772,730	773,446
4.00%, 5/1/47	2,256,356	2,315,129
3.50%, 6/1/47	410,182	410,562
4.00%, 6/1/47	681,077	697,169
3.50%, 7/1/47	778,632	782,549
4.00%, 7/1/47	661,312	677,150
4.50%, 7/1/47	286,176	299,511
3.00%, 8/1/47	494,127	480,476
3.50%, 8/1/47	473,474	473,913
4.00%, 8/1/47	743,992	761,362
3.00%, 9/1/47	726,434	706,366
3.50%, 9/1/47	682,727	683,360
4.00%, 9/1/47	666,236	682,295
4.50%, 9/1/47	614,321	643,101
3.00%, 10/1/47	411,647	400,275
3.50%, 10/1/47	1,552,798	1,554,162
4.00%, 10/1/47	447,498	458,125
4.50%, 10/1/47	642,768	672,948
3.00%, 11/1/47	730,496	710,315
3.50%, 11/1/47	483,362	483,810
4.50%, 11/1/47	757,408	793,029
3.50%, 12/1/47	733,425	733,807
3.00%, 1/1/48	737,477	716,966
3.50%, 1/1/48	734,013	734,245
5.00%, 6/1/48(a)	1,325,000	1,405,328
5.50%, 6/1/48(a)	250,000	268,649

Total Federal National Mortgage Association		58,441,827

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $99,765,817)		98,203,910

U.S. GOVERNMENT OBLIGATIONS - 15.9%

U.S. Treasury Bonds - 2.8%
U.S. Treasury Bond
8.50%, 2/15/20	300,000	330,779
8.75%, 5/15/20	380,000	426,335
8.75%, 8/15/20	800,000	907,953
7.88%, 2/15/21	900,000	1,026,510
8.13%, 5/15/21	750,000	868,594
8.13%, 8/15/21	800,000	936,937
8.00%, 11/15/21	400,000	471,297
7.25%, 8/15/22	1,000,000	1,184,023
7.63%, 11/15/22	1,100,000	1,329,754
7.13%, 2/15/23	425,000	508,755
6.25%, 8/15/23	175,000	205,352
7.50%, 11/15/24	175,000	224,055
6.88%, 8/15/25	500,000	633,818
6.75%, 8/15/26	50,000	64,531
6.50%, 11/15/26	525,000	670,872
6.63%, 2/15/27	800,000	1,036,469
6.13%, 11/15/27	200,000	254,668

Total U.S. Treasury Bonds		11,080,702

U.S. Treasury Notes - 13.1%
U.S. Treasury Note
0.75%, 8/15/19	275,000	269,940
0.88%, 9/15/19	500,000	490,762
1.75%, 9/30/19	750,000	744,316
1.50%, 10/31/19	750,000	741,211
3.38%, 11/15/19	1,500,000	1,521,738
1.00%, 11/30/19	1,000,000	980,215
1.38%, 12/15/19	1,000,000	985,195
1.38%, 1/15/20	400,000	393,703
1.25%, 1/31/20	500,000	490,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
1.38%, 2/15/20	$1,000,000	$983,164
3.63%, 2/15/20	600,000	612,387
1.25%, 2/29/20	1,000,000	980,566
1.13%, 4/30/20	550,000	536,927
1.38%, 4/30/20	1,000,000	980,898
2.38%, 4/30/20	700,000	699,604
1.50%, 6/15/20	750,000	736,494
1.50%, 7/15/20	450,000	441,396
1.63%, 7/31/20	200,000	196,586
1.50%, 8/15/20	600,000	587,871
1.38%, 9/15/20	1,000,000	976,113
1.38%, 9/30/20	750,000	731,675
2.00%, 9/30/20	1,000,000	989,531
1.63%, 10/15/20	115,000	112,774
2.13%, 1/31/21	1,140,000	1,128,800
1.13%, 2/28/21	250,000	240,835
2.00%, 2/28/21	1,410,000	1,391,053
1.25%, 3/31/21	350,000	337,921
2.25%, 3/31/21	300,000	297,803
2.00%, 5/31/21	300,000	295,342
1.13%, 8/31/21	100,000	95,516
2.00%, 8/31/21	500,000	491,094
2.13%, 9/30/21	100,000	98,551
2.00%, 2/15/22	225,000	220,245
1.88%, 3/31/22	1,000,000	973,301
1.88%, 4/30/22	1,000,000	972,500
1.88%, 7/31/22	250,000	242,603
2.00%, 7/31/22	260,000	253,571
1.63%, 8/15/22	700,000	672,027
1.63%, 8/31/22	500,000	479,834
1.88%, 9/30/22	1,000,000	968,965
1.88%, 10/31/22	700,000	677,824
2.00%, 10/31/22	300,000	292,049
1.63%, 11/15/22	850,000	813,792
2.00%, 11/30/22	750,000	729,756
2.13%, 12/31/22	1,000,000	977,383
1.75%, 1/31/23	300,000	288,193
1.50%, 2/28/23	750,000	711,533
1.50%, 3/31/23	750,000	710,742
1.63%, 4/30/23	700,000	666,572
2.75%, 4/30/23	600,000	602,344
1.75%, 5/15/23	900,000	861,785
1.63%, 5/31/23	750,000	713,496
1.38%, 6/30/23	1,000,000	938,457
1.25%, 7/31/23	1,350,000	1,257,187
1.38%, 8/31/23	1,500,000	1,403,907
1.38%, 9/30/23	850,000	794,518
1.63%, 10/31/23	750,000	709,775
2.75%, 11/15/23	750,000	752,300
2.25%, 12/31/23	700,000	683,525
2.50%, 5/15/24	780,000	770,174
2.00%, 6/30/24	250,000	239,702
2.38%, 8/15/24	800,000	783,219
2.25%, 10/31/24	155,000	150,438
2.25%, 11/15/24	1,000,000	970,293
2.13%, 11/30/24	500,000	481,309
2.13%, 5/15/25	1,050,000	1,007,139
2.00%, 8/15/25	225,000	213,605
2.25%, 11/15/25	500,000	481,904
1.63%, 2/15/26	475,000	436,388
1.63%, 5/15/26	530,000	485,354
2.25%, 2/15/27	675,000	644,994
2.38%, 5/15/27	1,365,000	1,316,372
2.25%, 8/15/27	1,655,000	1,577,034
2.25%, 11/15/27	1,575,000	1,498,988
2.75%, 2/15/28	1,425,000	1,415,175
2.88%, 5/15/28	150,000	150,683

Total U.S. Treasury Notes		52,551,844

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $64,326,262)		63,632,546

CORPORATE BONDS - 40.8%

United States - 40.8%
21st Century Fox America, Inc.
3.70%, 9/15/24	50,000	50,159
6.55%, 3/15/33	20,000	24,753
6.20%, 12/15/34	100,000	120,263
6.15%, 2/15/41	1,000	1,233
4.75%, 9/15/44	120,000	126,566
4.95%, 10/15/45	450,000	489,046
3M Co.
2.25%, 9/19/26	280,000	255,545
Abbott Laboratories
2.00%, 3/15/20	15,000	14,780
4.13%, 5/27/20	35,000	35,800
3.40%, 11/30/23	241,000	239,722
3.75%, 11/30/26	70,000	69,360
4.75%, 11/30/36	350,000	370,116
6.15%, 11/30/37	150,000	185,406
5.30%, 5/27/40	250,000	281,514
4.90%, 11/30/46	100,000	108,062
AbbVie, Inc.
2.50%, 5/14/20	45,000	44,627
2.90%, 11/6/22	35,000	34,228
3.20%, 11/6/22	15,000	14,859
2.85%, 5/14/23	285,000	276,500
3.60%, 5/14/25	65,000	63,465
4.50%, 5/14/35	275,000	274,765
4.70%, 5/14/45	205,000	207,721
4.45%, 5/14/46	200,000	194,511
Activision Blizzard, Inc.
2.30%, 9/15/21	200,000	194,374
3.40%, 9/15/26	189,000	182,356
4.50%, 6/15/47	100,000	99,355
Adobe Systems, Inc.
3.25%, 2/1/25	30,000	29,718
AEP Transmission Co. LLC
4.00%, 12/1/46	75,000	73,564
3.75%, 12/1/47	50,000	46,695
Aetna, Inc.
2.80%, 6/15/23	233,000	224,107
3.50%, 11/15/24	170,000	167,016
6.63%, 6/15/36	2,000	2,534
3.88%, 8/15/47	160,000	143,827
Aflac, Inc.
3.63%, 11/15/24	25,000	25,012
4.00%, 10/15/46	50,000	47,552
Air Lease Corp.
3.88%, 4/1/21	30,000	30,362
2.75%, 1/15/23	25,000	23,898
3.00%, 9/15/23	45,000	43,119
4.25%, 9/15/24	30,000	30,179
3.25%, 3/1/25	25,000	23,454
3.63%, 12/1/27	41,000	38,195
Alabama Power Co.
3.75%, 3/1/45	22,000	21,021
4.30%, 1/2/46	15,000	15,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	$2,000	$2,075
Allergan Finance LLC
3.25%, 10/1/22	20,000	19,520
Allergan Funding SCS
3.45%, 3/15/22	35,000	34,599
3.80%, 3/15/25	500,000	487,188
4.55%, 3/15/35	265,000	255,011
4.85%, 6/15/44	25,000	24,320
4.75%, 3/15/45	100,000	96,913
Allergan, Inc.
2.80%, 3/15/23	170,000	161,611
Allstate Corp. (The)
3.28%, 12/15/26	8,000	7,766
Altria Group, Inc.
4.00%, 1/31/24	150,000	152,792
2.63%, 9/16/26(b)	220,000	201,773
5.38%, 1/31/44	92,000	100,628
Amazon.com, Inc.
3.80%, 12/5/24	100,000	102,788
3.15%, 8/22/27(c)	100,000	96,798
4.80%, 12/5/34	150,000	167,720
3.88%, 8/22/37(c)	170,000	170,789
4.95%, 12/5/44	20,000	22,798
4.05%, 8/22/47(c)	175,000	175,439
4.25%, 8/22/57(c)	125,000	126,553
Ameren Corp.
3.65%, 2/15/26	50,000	48,760
American Airlines Pass Through Trust
3.38%, 11/1/28, Series 2015-1, Class A	62,295	59,883
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	15,000	14,195
American Electric Power Co., Inc.
2.95%, 12/15/22, Series F	55,000	53,898
American Express Co.
4.05%, 12/3/42	25,000	24,697
American Express Credit Corp.
3.30%, 5/3/27	325,000	314,279
American Homes 4 Rent L.P.
4.25%, 2/15/28	30,000	29,073
American Honda Finance Corp.
2.90%, 2/16/24	150,000	146,644
American International Group, Inc.
3.38%, 8/15/20	21,000	21,121
3.30%, 3/1/21	160,000	160,467
4.88%, 6/1/22	127,000	133,397
4.13%, 2/15/24	244,000	246,565
3.75%, 7/10/25	80,000	78,275
3.90%, 4/1/26	158,000	154,595
3.88%, 1/15/35	193,000	175,506
4.50%, 7/16/44	120,000	113,459
4.80%, 7/10/45	52,000	51,697
4.75%, 4/1/48	175,000	173,392
American Tower Corp.
3.30%, 2/15/21	125,000	124,922
4.70%, 3/15/22	40,000	41,540
3.50%, 1/31/23	10,000	9,923
3.00%, 6/15/23	16,000	15,398
3.38%, 10/15/26	150,000	140,318
3.13%, 1/15/27	133,000	121,457
3.55%, 7/15/27	595,000	562,310
American Water Capital Corp.
3.85%, 3/1/24	313,000	318,439
3.40%, 3/1/25	600,000	596,258
2.95%, 9/1/27	35,000	33,078
4.00%, 12/1/46	13,000	12,740
3.75%, 9/1/47	25,000	23,448
Ameriprise Financial, Inc.
4.00%, 10/15/23	302,000	310,369
3.70%, 10/15/24	160,000	160,904
2.88%, 9/15/26	170,000	159,158
AmerisourceBergen Corp.
3.45%, 12/15/27	75,000	70,399
4.30%, 12/15/47	25,000	22,889
Amgen, Inc.
1.85%, 8/19/21	10,000	9,612
3.88%, 11/15/21	112,000	114,517
2.65%, 5/11/22	275,000	267,356
3.63%, 5/15/22	150,000	151,215
2.25%, 8/19/23	110,000	103,603
3.63%, 5/22/24	159,000	159,558
3.13%, 5/1/25	145,000	139,889
3.20%, 11/2/27	300,000	281,951
5.15%, 11/15/41	175,000	189,422
4.40%, 5/1/45	295,000	289,289
4.66%, 6/15/51	100,000	100,772
Anadarko Petroleum Corp.
5.55%, 3/15/26(b)	235,000	255,052
6.45%, 9/15/36	130,000	154,135
7.95%, 6/15/39	100,000	135,987
6.60%, 3/15/46	127,000	158,835
Analog Devices, Inc.
2.85%, 3/12/20	25,000	24,960
2.95%, 1/12/21	25,000	24,934
2.88%, 6/1/23	28,000	27,031
3.50%, 12/5/26	215,000	207,316
Andeavor
4.50%, 4/1/48	25,000	23,539
Andeavor Logistics L.P.
5.25%, 1/15/25	305,000	313,769
5.20%, 12/1/47	25,000	25,053
Anthem, Inc.
3.13%, 5/15/22	80,000	79,053
3.50%, 8/15/24	40,000	39,210
3.65%, 12/1/27	175,000	167,464
4.63%, 5/15/42	125,000	122,069
4.65%, 1/15/43	110,000	107,910
4.65%, 8/15/44	200,000	197,594
Aon PLC
3.50%, 6/14/24	10,000	9,873
3.88%, 12/15/25	175,000	173,625
4.75%, 5/15/45	75,000	75,247
Apache Corp.
2.63%, 1/15/23	50,000	47,900
5.10%, 9/1/40	100,000	102,209
4.75%, 4/15/43	75,000	73,918
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	96,654
7.00%, 4/1/38	80,000	107,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Applied Materials, Inc.
3.30%, 4/1/27	$100,000	$97,671
4.35%, 4/1/47	35,000	36,036
Aptiv PLC
4.40%, 10/1/46	20,000	18,943
Archer-Daniels-Midland Co.
2.50%, 8/11/26	185,000	170,366
5.38%, 9/15/35	15,000	17,311
4.02%, 4/16/43	6,000	5,946
Ares Capital Corp.
3.63%, 1/19/22	25,000	24,570
Arizona Public Service Co.
4.50%, 4/1/42	115,000	122,722
Assurant, Inc.
4.00%, 3/15/23	25,000	25,097
4.90%, 3/27/28	25,000	25,308
AT&T, Inc.
2.45%, 6/30/20	375,000	370,607
3.20%, 3/1/22	20,000	19,793
2.63%, 12/1/22	10,000	9,568
3.95%, 1/15/25	310,000	306,293
3.40%, 5/15/25	455,000	435,246
4.13%, 2/17/26	70,000	69,425
4.25%, 3/1/27	100,000	99,558
4.30%, 2/15/30(c)	25,000	24,207
4.50%, 5/15/35	465,000	442,186
5.25%, 3/1/37	200,000	203,792
6.00%, 8/15/40	125,000	135,241
6.38%, 3/1/41	475,000	538,121
5.15%, 3/15/42	350,000	346,983
4.30%, 12/15/42	182,000	161,166
4.80%, 6/15/44	61,000	57,208
4.35%, 6/15/45	175,000	153,321
4.75%, 5/15/46	180,000	167,113
5.65%, 2/15/47	260,000	272,816
5.45%, 3/1/47	5,000	5,117
4.55%, 3/9/49	49,000	43,920
5.15%, 2/15/50(c)	295,000	288,251
5.70%, 3/1/57	75,000	78,248
Atmos Energy Corp.
4.13%, 10/15/44	200,000	203,170
Autodesk, Inc.
4.38%, 6/15/25	25,000	25,423
3.50%, 6/15/27	165,000	156,556
AutoZone, Inc.
2.88%, 1/15/23	25,000	24,221
3.13%, 7/15/23	50,000	48,973
3.25%, 4/15/25	50,000	48,282
AvalonBay Communities, Inc.
3.50%, 11/15/24	25,000	24,759
2.90%, 10/15/26	50,000	46,586
3.35%, 5/15/27	8,000	7,695
3.20%, 1/15/28	25,000	23,661
Avangrid, Inc.
3.15%, 12/1/24	50,000	48,397
Avista Corp.
4.35%, 6/1/48	100,000	103,201
AXA Equitable Holdings, Inc.
5.00%, 4/20/48(c)	295,000	283,473
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	23,914
Baltimore Gas & Electric Co.
2.40%, 8/15/26	290,000	265,504
Bank of America Corp.
4.00%, 4/1/24	409,000	415,261
4.20%, 8/26/24	250,000	252,668
3.95%, 4/21/25, Series L	450,000	443,090
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(d)	8,000	7,633
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(d)	500,000	484,214
4.45%, 3/3/26	50,000	50,548
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(d)	100,000	97,939
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.512% thereafter)(d)	200,000	193,487
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(d)	480,000	460,699
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	600,000	567,537
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(d)	325,000	321,188
6.11%, 1/29/37	467,000	546,878
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(d)	125,000	123,818
5.88%, 2/7/42	200,000	240,653
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(d)	25,000	25,166
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(d)	40,000	37,061
Bank One Corp.
7.63%, 10/15/26	17,000	20,804
8.00%, 4/29/27	1,000	1,266
Baxalta, Inc.
2.88%, 6/23/20	100,000	99,138
4.00%, 6/23/25	335,000	328,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Baxter International, Inc.
2.60%, 8/15/26	$240,000	$220,073
3.50%, 8/15/46	12,000	10,422
Becton Dickinson and Co.
3.25%, 11/12/20	3,000	2,991
3.36%, 6/6/24	90,000	87,104
3.73%, 12/15/24	70,000	68,812
3.70%, 6/6/27	200,000	190,549
4.67%, 6/6/47	215,000	213,386
Bed Bath & Beyond, Inc.
3.75%, 8/1/24	25,000	22,817
4.92%, 8/1/34	100,000	79,836
5.17%, 8/1/44	75,000	57,702
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	125,000	127,009
3.25%, 4/15/28	20,000	19,211
4.50%, 2/1/45	100,000	104,847
3.80%, 7/15/48	100,000	94,350
Biogen, Inc.
2.90%, 9/15/20	50,000	49,848
5.20%, 9/15/45	152,000	161,818
BlackRock, Inc.
3.50%, 3/18/24	25,000	25,259
Block Financial LLC
4.13%, 10/1/20	35,000	35,477
Boardwalk Pipelines L.P.
4.45%, 7/15/27	100,000	98,533
Boeing Co. (The)
2.85%, 10/30/24	35,000	34,257
2.25%, 6/15/26	50,000	45,853
2.80%, 3/1/27	25,000	23,750
6.88%, 3/15/39	50,000	70,661
5.88%, 2/15/40	202,000	258,884
Booking Holdings, Inc.
3.60%, 6/1/26	65,000	63,183
BorgWarner, Inc.
4.38%, 3/15/45	128,000	124,615
Boston Properties L.P.
4.13%, 5/15/21	180,000	184,082
3.13%, 9/1/23	23,000	22,481
3.20%, 1/15/25	8,000	7,655
3.65%, 2/1/26	30,000	29,187
2.75%, 10/1/26	65,000	58,784
Boston Scientific Corp.
3.85%, 5/15/25	300,000	299,266
7.00%, 11/15/35	165,000	215,268
7.38%, 1/15/40	2,000	2,701
Branch Banking & Trust Co.
3.63%, 9/16/25	500,000	495,477
3.80%, 10/30/26	510,000	512,376
Brighthouse Financial, Inc.
3.70%, 6/22/27	150,000	137,063
4.70%, 6/22/47	131,000	114,834
Brixmor Operating Partnership L.P.
3.25%, 9/15/23	190,000	182,688
3.65%, 6/15/24	150,000	145,510
Broadcom Corp.
3.00%, 1/15/22	40,000	39,077
3.63%, 1/15/24	125,000	121,814
3.50%, 1/15/28	260,000	240,277
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	23,869
Brown & Brown, Inc.
4.20%, 9/15/24	20,000	20,220
Brown-Forman Corp.
4.50%, 7/15/45	28,000	30,039
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	75,000	76,334
3.00%, 4/1/25	71,000	68,754
3.65%, 9/1/25	120,000	121,274
3.25%, 6/15/27	40,000	39,173
6.15%, 5/1/37	73,000	91,297
5.75%, 5/1/40	125,000	151,956
5.40%, 6/1/41	15,000	17,539
4.40%, 3/15/42	10,000	10,223
4.90%, 4/1/44	160,000	176,286
4.55%, 9/1/44	150,000	157,910
4.15%, 4/1/45	73,000	73,099
4.70%, 9/1/45	20,000	21,765
3.90%, 8/1/46	25,000	24,006
4.13%, 6/15/47	130,000	129,886
CA, Inc.
4.70%, 3/15/27	30,000	30,513
Campbell Soup Co.
3.30%, 3/19/25	20,000	18,890
Capital One Financial Corp.
4.75%, 7/15/21	40,000	41,578
3.05%, 3/9/22	25,000	24,544
3.20%, 1/30/23	780,000	761,350
3.50%, 6/15/23	25,000	24,585
3.75%, 4/24/24	100,000	99,010
3.30%, 10/30/24	100,000	95,828
3.20%, 2/5/25	170,000	160,797
4.20%, 10/29/25	25,000	24,572
3.75%, 3/9/27	410,000	392,844
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	170,945
4.50%, 11/15/44	75,000	69,380
4.37%, 6/15/47	155,000	141,363
Carlisle Cos., Inc.
3.50%, 12/1/24	100,000	97,379
3.75%, 12/1/27	25,000	24,075
Caterpillar Financial Services Corp.
3.30%, 6/9/24	40,000	39,799
2.40%, 8/9/26	190,000	174,526
Caterpillar, Inc.
3.40%, 5/15/24	111,000	111,321
3.80%, 8/15/42	501,000	487,467
CBOE Global Markets, Inc.
1.95%, 6/28/19	55,000	54,517
CBRE Services, Inc.
4.88%, 3/1/26	153,000	159,594
CBS Corp.
2.50%, 2/15/23	5,000	4,731
3.50%, 1/15/25	350,000	336,385
4.00%, 1/15/26	50,000	49,037
2.90%, 1/15/27	92,000	82,148
3.38%, 2/15/28	125,000	113,869
7.88%, 7/30/30	197,000	247,309
4.90%, 8/15/44	275,000	264,731
Celgene Corp.
2.25%, 5/15/19	10,000	9,954
3.88%, 8/15/25	340,000	334,260
3.90%, 2/20/28	400,000	385,242
5.00%, 8/15/45	100,000	100,548
4.55%, 2/20/48	210,000	196,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	$290,000	$268,195
4.50%, 4/1/44	4,000	4,382
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	15,000	15,002
4.00%, 4/1/28	20,000	19,856
Charter Communications Operating LLC
4.46%, 7/23/22	30,000	30,654
4.91%, 7/23/25	450,000	459,462
4.20%, 3/15/28	150,000	141,443
6.48%, 10/23/45	125,000	133,447
5.75%, 4/1/48	175,000	172,181
Chubb Corp. (The)
6.00%, 5/11/37	76,000	94,582
Chubb INA Holdings, Inc.
4.35%, 11/3/45	100,000	104,254
Church & Dwight Co., Inc.
2.45%, 8/1/22	100,000	96,871
3.15%, 8/1/27	145,000	135,348
Cigna Corp.
4.00%, 2/15/22	226,000	230,290
3.25%, 4/15/25	275,000	261,905
3.05%, 10/15/27	240,000	218,161
3.88%, 10/15/47	121,000	105,780
Cintas Corp. No 2
2.90%, 4/1/22	405,000	398,374
Cisco Systems, Inc.
2.20%, 9/20/23	125,000	118,561
3.63%, 3/4/24	272,000	276,937
2.95%, 2/28/26	225,000	216,341
2.50%, 9/20/26	40,000	37,227
5.90%, 2/15/39	70,000	88,447
Citigroup, Inc.
2.65%, 10/26/20	25,000	24,682
4.05%, 7/30/22	172,000	174,632
3.50%, 5/15/23	65,000	64,278
4.04%, 6/1/24, (4.044% fixed rate until 6/1/23; 3-month U.S. dollar London Interbank Offered Rate + 1.023% thereafter)(d)	200,000	201,959
4.00%, 8/5/24	25,000	24,868
3.30%, 4/27/25	240,000	230,858
5.50%, 9/13/25	200,000	214,228
4.60%, 3/9/26	25,000	25,323
3.20%, 10/21/26	100,000	93,571
4.45%, 9/29/27	400,000	396,717
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(d)	200,000	195,406
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	86,000	82,312
4.13%, 7/25/28	150,000	144,849
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	300,000	283,769
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	320,000	315,092
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month U.S. dollar London Interbank Offered Rate + 1.168% thereafter)(d)	100,000	92,709
8.13%, 7/15/39	270,000	390,150
6.68%, 9/13/43	150,000	187,089
5.30%, 5/6/44	50,000	53,250
4.65%, 7/30/45	25,000	25,504
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(d)	275,000	266,487
Citizens Bank NA
2.55%, 5/13/21	500,000	490,638
Citrix Systems, Inc.
4.50%, 12/1/27	25,000	24,452
Clorox Co. (The)
3.10%, 10/1/27	240,000	227,373
CNA Financial Corp.
5.75%, 8/15/21	2,000	2,136
CNH Industrial Capital LLC
4.38%, 4/5/22	570,000	580,518
CNOOC Finance 2015 USA LLC
4.38%, 5/2/28	340,000	344,251
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	150,000	147,359
Comcast Corp.
3.60%, 3/1/24	445,000	443,567
3.38%, 2/15/25	25,000	24,296
3.15%, 3/1/26	316,000	298,489
2.35%, 1/15/27	80,000	70,475
3.30%, 2/1/27	95,000	89,822
3.15%, 2/15/28	245,000	227,352
4.25%, 1/15/33	90,000	88,597
4.20%, 8/15/34	110,000	106,694
4.40%, 8/15/35	200,000	196,350
6.45%, 3/15/37	180,000	221,996
6.95%, 8/15/37	100,000	129,205
4.65%, 7/15/42	40,000	39,658
4.50%, 1/15/43	25,000	24,008
4.75%, 3/1/44	25,000	24,890
4.60%, 8/15/45	20,000	19,596
4.00%, 8/15/47	350,000	312,564
Commonwealth Edison Co.
3.75%, 8/15/47, Series 123	150,000	143,647
Concho Resources, Inc.
4.38%, 1/15/25	8,000	8,110
3.75%, 10/1/27	60,000	58,244
4.88%, 10/1/47	40,000	41,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	$100,000	$96,973
ConocoPhillips
5.90%, 10/15/32	20,000	23,665
6.50%, 2/1/39	230,000	299,164
ConocoPhillips Co.
3.35%, 11/15/24	140,000	140,124
4.95%, 3/15/26	155,000	167,565
4.15%, 11/15/34	5,000	5,171
4.30%, 11/15/44	25,000	25,956
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	25,000	33,669
3.88%, 6/15/47, Series 2017	100,000	96,198
4.50%, 5/15/58	150,000	154,097
Constellation Brands, Inc.
4.75%, 11/15/24	25,000	26,202
3.70%, 12/6/26	235,000	229,588
Consumers Energy Co.
3.38%, 8/15/23	25,000	25,106
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	27,039	27,224
Continental Resources, Inc.
4.90%, 6/1/44	70,000	69,490
Corning, Inc.
4.75%, 3/15/42	200,000	208,507
Costco Wholesale Corp.
2.75%, 5/18/24	100,000	97,408
3.00%, 5/18/27	80,000	76,867
Crown Castle International Corp.
4.88%, 4/15/22	83,000	86,415
5.25%, 1/15/23	20,000	21,083
3.20%, 9/1/24	20,000	19,122
CSX Corp.
4.25%, 6/1/21	30,000	30,906
3.40%, 8/1/24	25,000	24,712
3.35%, 11/1/25	30,000	29,128
3.25%, 6/1/27	155,000	147,573
5.50%, 4/15/41	13,000	14,756
4.10%, 3/15/44	110,000	105,278
4.50%, 8/1/54	100,000	97,212
Cummins, Inc.
3.65%, 10/1/23	20,000	20,518
CVS Health Corp.
2.13%, 6/1/21	310,000	299,851
3.50%, 7/20/22	2,000	1,995
4.00%, 12/5/23	175,000	176,991
3.88%, 7/20/25	178,000	175,489
2.88%, 6/1/26	110,000	101,019
4.30%, 3/25/28	745,000	742,737
4.88%, 7/20/35	53,000	54,042
4.78%, 3/25/38	375,000	375,286
5.13%, 7/20/45	75,000	78,004
5.05%, 3/25/48	600,000	617,726
DDR Corp.
3.63%, 2/1/25	100,000	95,627
4.70%, 6/1/27	30,000	30,347
Dell International LLC
3.48%, 6/1/19(c)	42,000	42,178
4.42%, 6/15/21(c)	50,000	50,970
5.45%, 6/15/23(c)	230,000	241,810
6.02%, 6/15/26(c)	180,000	190,252
8.35%, 7/15/46(c)	205,000	250,040
Delmarva Power & Light Co.
4.15%, 5/15/45	60,000	60,966
Delphi Corp.
4.15%, 3/15/24	25,000	25,401
Delta Air Lines, Inc.
2.88%, 3/13/20	15,000	14,925
2.60%, 12/4/20	5,000	4,919
Devon Energy Corp.
3.25%, 5/15/22	69,000	68,220
5.60%, 7/15/41	195,000	219,655
4.75%, 5/15/42	100,000	101,271
Digital Realty Trust L.P.
3.40%, 10/1/20	60,000	60,249
2.75%, 2/1/23	25,000	23,944
Discover Financial Services
3.95%, 11/6/24	71,000	69,854
3.75%, 3/4/25	210,000	203,300
Discovery Communications LLC
3.95%, 3/20/28	85,000	80,576
5.00%, 9/20/37	200,000	194,189
6.35%, 6/1/40	175,000	195,519
4.88%, 4/1/43	35,000	32,332
Dominion Energy, Inc.
2.00%, 8/15/21, Series C	25,000	23,879
3.90%, 10/1/25	40,000	39,624
7.00%, 6/15/38	25,000	32,175
4.70%, 12/1/44	100,000	104,110
Dow Chemical Co. (The)
4.25%, 11/15/20	226,000	232,430
3.00%, 11/15/22	15,000	14,778
3.50%, 10/1/24	385,000	378,489
7.38%, 11/1/29	135,000	172,959
5.25%, 11/15/41	30,000	32,615
4.38%, 11/15/42	75,000	72,559
4.63%, 10/1/44	80,000	80,520
Dr Pepper Snapple Group, Inc.
2.55%, 9/15/26	25,000	21,918
3.43%, 6/15/27	140,000	130,975
DTE Electric Co.
3.70%, 3/15/45	4,000	3,815
DTE Energy Co.
3.30%, 6/15/22, Series B	150,000	148,929
Duke Energy Carolinas LLC
2.95%, 12/1/26	20,000	19,176
6.00%, 1/15/38	240,000	307,474
6.05%, 4/15/38	20,000	25,326
5.30%, 2/15/40	150,000	177,636
4.00%, 9/30/42	25,000	25,037
3.75%, 6/1/45	20,000	19,140
Duke Energy Corp.
1.80%, 9/1/21	25,000	23,891
2.40%, 8/15/22	30,000	28,964
3.95%, 10/15/23	25,000	25,599
2.65%, 9/1/26	355,000	323,575
3.15%, 8/15/27	175,000	163,699
4.80%, 12/15/45	220,000	236,004
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	53,359
3.40%, 10/1/46	159,000	143,659
Duke Energy Indiana LLC
6.12%, 10/15/35	10,000	12,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Duke Energy Progress LLC
3.25%, 8/15/25	$40,000	$39,300
6.30%, 4/1/38	25,000	32,728
4.10%, 3/15/43	25,000	25,420
4.15%, 12/1/44	25,000	25,480
4.20%, 8/15/45	25,000	25,831
DXC Technology Co.
4.75%, 4/15/27	165,000	168,524
Eastman Chemical Co.
3.80%, 3/15/25	38,000	38,116
4.65%, 10/15/44	100,000	100,455
Eaton Corp.
3.10%, 9/15/27	200,000	188,032
Eaton Vance Corp.
3.50%, 4/6/27	118,000	115,760
eBay, Inc.
3.80%, 3/9/22	26,000	26,377
2.75%, 1/30/23	30,000	29,065
3.45%, 8/1/24	10,000	9,827
Ecolab, Inc.
4.35%, 12/8/21	21,000	21,871
2.70%, 11/1/26	175,000	163,400
3.25%, 12/1/27	25,000	24,170
3.95%, 12/1/47	100,000	96,614
EI du Pont de Nemours & Co.
5.60%, 12/15/36	13,000	15,107
4.15%, 2/15/43	25,000	23,679
Eli Lilly & Co.
2.75%, 6/1/25	170,000	163,049
5.55%, 3/15/37	112,000	136,222
3.70%, 3/1/45	181,000	174,909
Enable Midstream Partners L.P.
3.90%, 5/15/24	15,000	14,619
4.40%, 3/15/27	25,000	24,308
4.95%, 5/15/28	170,000	170,349
Enbridge Energy Partners L.P.
5.88%, 10/15/25	125,000	136,966
Energy Transfer Partners L.P.
4.65%, 6/1/21	10,000	10,285
4.75%, 1/15/26	200,000	200,628
7.50%, 7/1/38	40,000	46,841
5.15%, 3/15/45	125,000	113,245
6.13%, 12/15/45	180,000	183,895
5.30%, 4/15/47	25,000	23,076
EnLink Midstream Partners L.P.
5.45%, 6/1/47	75,000	70,928
Entergy Corp.
2.95%, 9/1/26	293,000	269,969
Entergy Louisiana LLC
4.05%, 9/1/23	175,000	179,402
4.95%, 1/15/45	72,000	73,110
Enterprise Products Operating LLC
2.55%, 10/15/19	40,000	39,850
3.90%, 2/15/24	100,000	101,139
5.95%, 2/1/41	100,000	116,687
4.85%, 8/15/42	200,000	205,400
4.90%, 5/15/46	101,000	104,728
4.95%, 10/15/54	50,000	50,928
5.25%, 8/16/77, Series E (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	433,000	409,185
EOG Resources, Inc.
2.45%, 4/1/20	5,000	4,972
2.63%, 3/15/23	30,000	28,924
EQT Corp.
3.90%, 10/1/27	101,000	96,341
EQT Midstream Partners L.P.
4.00%, 8/1/24	200,000	192,694
ERP Operating L.P.
3.25%, 8/1/27	308,000	294,559
4.50%, 7/1/44	100,000	102,608
Eversource Energy
4.50%, 11/15/19	25,000	25,530
2.90%, 10/1/24, Series L	50,000	47,638
Exelon Corp.
3.50%, 6/1/22	25,000	24,813
3.95%, 6/15/25	25,000	24,981
3.40%, 4/15/26	75,000	71,993
4.95%, 6/15/35	200,000	218,076
5.10%, 6/15/45	100,000	109,072
4.45%, 4/15/46	225,000	224,628
Exelon Generation Co. LLC
6.25%, 10/1/39	145,000	158,347
5.60%, 6/15/42	97,000	98,247
Expedia Group, Inc.
4.50%, 8/15/24	115,000	115,891
5.00%, 2/15/26	200,000	205,145
Express Scripts Holding Co.
2.25%, 6/15/19	62,000	61,646
4.75%, 11/15/21	16,000	16,611
3.05%, 11/30/22	25,000	24,223
3.00%, 7/15/23	80,000	76,142
3.40%, 3/1/27	110,000	101,884
6.13%, 11/15/41	21,000	24,529
4.80%, 7/15/46	125,000	121,626
Federal Realty Investment Trust
4.50%, 12/1/44	200,000	204,953
FedEx Corp.
2.63%, 8/1/22	100,000	97,296
4.00%, 1/15/24	20,000	20,495
3.25%, 4/1/26	306,000	294,661
3.88%, 8/1/42	220,000	201,363
4.10%, 4/15/43	100,000	93,771
4.75%, 11/15/45	127,000	130,118
4.55%, 4/1/46	90,000	89,342
4.40%, 1/15/47	120,000	117,247
Fidelity National Information Services, Inc.
5.00%, 10/15/25	341,000	361,759
3.00%, 8/15/26	70,000	64,578
4.50%, 8/15/46	25,000	23,629
Fifth Third Bancorp
2.88%, 7/27/20	43,000	42,852
4.30%, 1/16/24	225,000	229,670
8.25%, 3/1/38	100,000	139,563
FirstEnergy Corp.
3.90%, 7/15/27, Series B	100,000	98,354
7.38%, 11/15/31, Series C	100,000	132,134
4.85%, 7/15/47, Series C	210,000	219,909
Fiserv, Inc.
4.63%, 10/1/20	25,000	25,805
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	7,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Ford Motor Co.
4.35%, 12/8/26	$135,000	$133,808
6.63%, 10/1/28	275,000	310,431
7.45%, 7/16/31	150,000	178,026
4.75%, 1/15/43	175,000	157,458
Ford Motor Credit Co. LLC
4.13%, 8/4/25	200,000	196,937
3.82%, 11/2/27	200,000	187,878
Fortive Corp.
1.80%, 6/15/19	70,000	69,170
3.15%, 6/15/26	200,000	188,269
Franklin Resources, Inc.
2.85%, 3/30/25	145,000	138,735
FS Investment Corp.
4.00%, 7/15/19	25,000	25,023
GATX Corp.
3.25%, 3/30/25	45,000	42,534
3.85%, 3/30/27	5,000	4,822
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	500,000	482,671
General Dynamics Corp.
3.50%, 5/15/25	65,000	64,977
2.13%, 8/15/26	225,000	202,680
3.75%, 5/15/28	200,000	202,007
General Electric Co.
6.75%, 3/15/32, Series A	215,000	265,254
5.88%, 1/14/38	50,000	57,329
4.13%, 10/9/42	25,000	23,021
4.50%, 3/11/44	225,000	218,891
General Mills, Inc.
3.65%, 2/15/24	2,000	1,984
4.20%, 4/17/28	135,000	133,432
4.70%, 4/17/48	175,000	170,205
General Motors Co.
4.00%, 4/1/25	85,000	83,566
4.20%, 10/1/27	100,000	97,249
6.60%, 4/1/36	80,000	89,582
5.15%, 4/1/38	250,000	244,260
5.20%, 4/1/45	75,000	71,690
6.75%, 4/1/46	275,000	314,784
General Motors Financial Co., Inc.
3.20%, 7/6/21	30,000	29,743
4.38%, 9/25/21	20,000	20,506
3.45%, 1/14/22	20,000	19,839
3.45%, 4/10/22	84,000	83,227
3.15%, 6/30/22	20,000	19,534
4.00%, 1/15/25	288,000	283,272
4.30%, 7/13/25	401,000	398,186
4.00%, 10/6/26	100,000	96,408
3.85%, 1/5/28	25,000	23,575
Genpact Luxembourg Sarl
3.70%, 4/1/22(c)	130,000	126,947
Georgia Power Co.
3.25%, 3/30/27	425,000	405,272
5.40%, 6/1/40	75,000	88,448
4.30%, 3/15/42	100,000	102,067
Georgia-Pacific LLC
8.00%, 1/15/24	30,000	36,560
7.75%, 11/15/29	100,000	135,007
Gilead Sciences, Inc.
3.65%, 3/1/26	260,000	257,930
2.95%, 3/1/27	300,000	281,832
4.60%, 9/1/35	100,000	103,766
5.65%, 12/1/41	135,000	157,222
4.75%, 3/1/46	75,000	78,143
4.15%, 3/1/47	135,000	130,012
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/24	50,000	50,434
3.50%, 1/23/25	555,000	539,302
4.25%, 10/21/25	232,000	230,404
3.50%, 11/16/26	500,000	475,603
5.95%, 1/15/27	350,000	385,660
3.85%, 1/26/27	175,000	169,988
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	500,000	477,054
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	250,000	240,359
6.13%, 2/15/33	40,000	46,755
6.75%, 10/1/37	275,000	331,744
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(d)	75,000	69,524
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(d)	250,000	244,222
6.25%, 2/1/41	125,000	150,370
4.80%, 7/8/44	25,000	25,422
5.15%, 5/22/45	100,000	103,361
Halliburton Co.
3.80%, 11/15/25	100,000	100,021
4.85%, 11/15/35	200,000	211,422
7.45%, 9/15/39	150,000	205,042
4.50%, 11/15/41	2,000	2,008
5.00%, 11/15/45	105,000	113,997
Harris Corp.
3.83%, 4/27/25	185,000	185,480
4.40%, 6/15/28	55,000	55,803
4.85%, 4/27/35	67,000	70,043
Hasbro, Inc.
6.35%, 3/15/40	156,000	174,051
HCP, Inc.
2.63%, 2/1/20	130,000	128,781
4.25%, 11/15/23	20,000	20,252
3.40%, 2/1/25	25,000	23,808
4.00%, 6/1/25	100,000	98,509
Healthcare Realty Trust, Inc.
3.63%, 1/15/28	25,000	23,527
Hershey Co. (The)
2.30%, 8/15/26	425,000	386,850
Hess Corp.
4.30%, 4/1/27	60,000	58,817
6.00%, 1/15/40	100,000	104,713
5.80%, 4/1/47	200,000	211,883
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	380,000	391,775
6.35%, 10/15/45	160,000	162,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Hexcel Corp.
4.70%, 8/15/25	$8,000	$8,298
3.95%, 2/15/27	150,000	147,220
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	24,716
Home Depot, Inc. (The)
3.35%, 9/15/25	105,000	103,997
3.00%, 4/1/26	80,000	77,208
2.80%, 9/14/27	175,000	164,593
5.88%, 12/16/36	150,000	189,059
4.20%, 4/1/43	25,000	25,558
4.40%, 3/15/45	35,000	36,884
4.25%, 4/1/46	55,000	56,650
3.90%, 6/15/47	155,000	152,495
3.50%, 9/15/56	25,000	21,911
Honeywell International, Inc.
2.50%, 11/1/26	395,000	365,132
Hospitality Properties Trust
4.50%, 3/15/25	110,000	109,013
3.95%, 1/15/28	15,000	13,704
4.38%, 2/15/30	180,000	167,397
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	25,000	25,783
4.00%, 6/15/25, Series E	20,000	19,597
HSBC Bank USA NA
5.88%, 11/1/34	250,000	291,796
Hubbell, Inc.
3.63%, 11/15/22	25,000	25,273
3.15%, 8/15/27	8,000	7,569
Hudson Pacific Properties L.P.
3.95%, 11/1/27	175,000	165,714
Humana, Inc.
3.15%, 12/1/22	15,000	14,804
4.95%, 10/1/44	225,000	238,385
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27(c)	25,000	23,882
Illinois Tool Works, Inc.
3.50%, 3/1/24	35,000	35,431
2.65%, 11/15/26	99,000	92,099
4.88%, 9/15/41	2,000	2,270
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 6/15/23	132,000	136,619
5.75%, 6/15/43	130,000	152,946
Intel Corp.
2.88%, 5/11/24	120,000	117,071
3.70%, 7/29/25	178,000	180,785
2.60%, 5/19/26	300,000	280,517
4.10%, 5/19/46	95,000	96,913
Intercontinental Exchange, Inc.
4.00%, 10/15/23	25,000	25,626
3.75%, 12/1/25	345,000	346,069
3.10%, 9/15/27	25,000	23,783
International Business Machines Corp.
3.38%, 8/1/23	115,000	115,377
7.00%, 10/30/25	230,000	280,103
3.45%, 2/19/26	100,000	99,458
3.30%, 1/27/27	150,000	146,883
4.00%, 6/20/42	110,000	109,088
4.70%, 2/19/46	170,000	188,628
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	60,000	54,634
International Lease Finance Corp.
6.25%, 5/15/19	23,000	23,709
8.25%, 12/15/20	10,000	11,144
8.63%, 1/15/22	5,000	5,783
International Paper Co.
3.80%, 1/15/26	355,000	348,798
3.00%, 2/15/27	161,000	146,859
7.30%, 11/15/39	100,000	129,104
6.00%, 11/15/41	75,000	85,272
4.80%, 6/15/44	50,000	49,285
Invesco Finance PLC
4.00%, 1/30/24	537,000	549,536
Jefferies Group LLC
8.50%, 7/15/19	115,000	121,718
6.88%, 4/15/21	70,000	75,977
4.85%, 1/15/27	153,000	151,841
4.15%, 1/23/30	65,000	58,881
6.25%, 1/15/36	86,000	88,879
JM Smucker Co. (The)
4.25%, 3/15/35	75,000	73,545
John Deere Capital Corp.
3.05%, 1/6/28	25,000	23,942
Johnson Controls International PLC
3.90%, 2/14/26	25,000	24,775
5.13%, 9/14/45	117,000	125,723
JPMorgan Chase & Co.
3.88%, 2/1/24	147,000	148,951
3.63%, 5/13/24	50,000	49,938
3.88%, 9/10/24	50,000	49,615
3.13%, 1/23/25	180,000	172,754
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(d)	500,000	484,892
3.30%, 4/1/26	720,000	690,813
2.95%, 10/1/26	53,000	49,420
4.13%, 12/15/26	250,000	249,592
4.25%, 10/1/27	95,000	95,121
3.63%, 12/1/27	500,000	473,596
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	230,000	225,438
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	5,000	4,804
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(d)	500,000	477,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(d)	$380,000	$376,575
6.40%, 5/15/38	80,000	100,378
5.63%, 8/16/43	100,000	113,407
4.26%, 2/22/48, (4.26% fixed rate until 2/22/47; 3-month U.S. dollar London Interbank Offered Rate + 1.58% thereafter)(d)	130,000	126,257
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(d)	205,000	192,387
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(d)	60,000	55,402
Juniper Networks, Inc.
4.50%, 3/15/24	25,000	25,662
Kansas City Southern
4.70%, 5/1/48	125,000	124,397
Kellogg Co.
4.00%, 12/15/20	180,000	184,369
2.65%, 12/1/23	16,000	15,222
3.25%, 4/1/26	105,000	99,384
4.50%, 4/1/46	60,000	58,230
Kemper Corp.
4.35%, 2/15/25	125,000	124,353
Kerr-McGee Corp.
6.95%, 7/1/24	40,000	46,145
7.88%, 9/15/31	4,000	5,166
KeyCorp
2.90%, 9/15/20	115,000	114,663
5.10%, 3/24/21	70,000	73,478
4.10%, 4/30/28	240,000	240,605
Kilroy Realty L.P.
3.45%, 12/15/24	60,000	57,820
4.38%, 10/1/25	160,000	161,417
4.25%, 8/15/29	50,000	49,345
Kimberly-Clark Corp.
2.40%, 6/1/23	30,000	28,996
3.20%, 7/30/46	15,000	13,196
Kimco Realty Corp.
3.30%, 2/1/25	132,000	126,157
2.80%, 10/1/26	197,000	175,628
Kinder Morgan Energy Partners L.P.
3.50%, 3/1/21	30,000	30,029
3.95%, 9/1/22	20,000	20,134
3.45%, 2/15/23	40,000	39,352
3.50%, 9/1/23	35,000	34,273
7.30%, 8/15/33	1,000	1,197
6.95%, 1/15/38	90,000	107,106
6.38%, 3/1/41	8,000	8,877
5.63%, 9/1/41	200,000	207,356
5.00%, 3/1/43	115,000	109,184
Kinder Morgan, Inc.
6.50%, 9/15/20	5,000	5,343
4.30%, 6/1/25	630,000	631,179
7.75%, 1/15/32	150,000	186,967
5.55%, 6/1/45	175,000	181,695
Kohl’s Corp.
4.25%, 7/17/25	35,000	35,001
Kraft Heinz Foods Co.
2.80%, 7/2/20	132,000	131,286
3.50%, 6/6/22	341,000	340,292
3.50%, 7/15/22	15,000	14,937
3.95%, 7/15/25	65,000	64,215
3.00%, 6/1/26	186,000	170,052
5.20%, 7/15/45	425,000	427,407
Kroger Co. (The)
4.45%, 2/1/47	365,000	336,591
4.65%, 1/15/48	125,000	118,675
L3 Technologies, Inc.
4.95%, 2/15/21	10,000	10,370
Laboratory Corp. of America Holdings
3.60%, 2/1/25	50,000	49,215
3.60%, 9/1/27	25,000	23,953
Lam Research Corp.
3.80%, 3/15/25	88,000	88,179
Lazard Group LLC
3.75%, 2/13/25	25,000	24,467
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	23,951
LG&E & KU Energy LLC
3.75%, 11/15/20	25,000	25,345
Life Storage L.P.
3.50%, 7/1/26	60,000	56,420
3.88%, 12/15/27	25,000	23,917
Lincoln National Corp.
4.35%, 3/1/48	150,000	143,227
Lockheed Martin Corp.
2.50%, 11/23/20	20,000	19,785
3.10%, 1/15/23	25,000	24,778
4.50%, 5/15/36	340,000	357,253
4.07%, 12/15/42	120,000	117,441
4.70%, 5/15/46	70,000	74,986
Loews Corp.
3.75%, 4/1/26	5,000	5,009
Lowe’s Cos., Inc.
3.38%, 9/15/25	260,000	257,432
2.50%, 4/15/26	25,000	23,062
3.10%, 5/3/27	125,000	119,728
4.05%, 5/3/47	190,000	185,864
LYB International Finance B.V.
4.00%, 7/15/23	45,000	45,543
5.25%, 7/15/43	45,000	47,908
4.88%, 3/15/44	345,000	351,434
LYB International Finance II B.V.
3.50%, 3/2/27	20,000	18,992
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	30,000	28,386
4.38%, 9/1/23	100,000	100,376
3.63%, 6/1/24(b)	87,000	84,064
Magellan Midstream Partners L.P.
4.20%, 10/3/47	150,000	144,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Maple Escrow Subsidiary, Inc.
4.42%, 5/25/25(c)	$65,000	$65,712
4.60%, 5/25/28(c)	130,000	131,297
5.09%, 5/25/48(c)	125,000	126,547
Marathon Oil Corp.
2.80%, 11/1/22	30,000	28,903
3.85%, 6/1/25	130,000	128,517
6.60%, 10/1/37	175,000	213,899
Marathon Petroleum Corp.
4.75%, 9/15/44	40,000	39,641
5.00%, 9/15/54	70,000	68,164
Markel Corp.
3.50%, 11/1/27	100,000	94,240
4.30%, 11/1/47	50,000	46,526
Marriott International, Inc.
3.00%, 3/1/19	10,000	10,020
2.30%, 1/15/22	10,000	9,613
3.25%, 9/15/22	25,000	24,745
3.13%, 6/15/26, Series R	100,000	93,466
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	80,000	78,629
3.75%, 3/14/26	47,000	46,993
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	23,449
4.25%, 12/15/47	180,000	160,547
Mastercard, Inc.
3.38%, 4/1/24	304,000	305,897
McCormick & Co., Inc.
3.40%, 8/15/27	50,000	47,643
McDonald’s Corp.
3.35%, 4/1/23	35,000	35,186
3.38%, 5/26/25	155,000	152,790
3.70%, 1/30/26	228,000	228,760
4.60%, 5/26/45	92,000	95,389
4.88%, 12/9/45	215,000	231,358
4.45%, 3/1/47	35,000	35,506
McKesson Corp.
3.80%, 3/15/24	40,000	39,901
4.88%, 3/15/44(b)	100,000	104,988
Medtronic Global Holdings SCA
3.35%, 4/1/27	185,000	182,089
Medtronic, Inc.
3.50%, 3/15/25	372,000	371,627
4.38%, 3/15/35	95,000	99,930
4.63%, 3/15/44	79,000	84,706
4.63%, 3/15/45	122,000	132,137
Merck & Co., Inc.
2.75%, 2/10/25	345,000	331,584
3.70%, 2/10/45	25,000	24,053
Mercury General Corp.
4.40%, 3/15/27	70,000	69,187
MetLife, Inc.
4.37%, 9/15/23, Series D	71,000	74,119
3.60%, 4/10/24	220,000	220,399
3.00%, 3/1/25	117,000	111,900
6.50%, 12/15/32	20,000	25,203
6.38%, 6/15/34	30,000	36,725
5.70%, 6/15/35	48,000	55,526
4.13%, 8/13/42	100,000	95,325
4.88%, 11/13/43	35,000	37,277
6.40%, 12/15/66	100,000	107,950
Mid-America Apartments L.P.
3.75%, 6/15/24	37,000	36,666
MidAmerican Energy Co.
3.50%, 10/15/24	295,000	298,106
3.95%, 8/1/47	35,000	34,769
Molson Coors Brewing Co.
3.00%, 7/15/26	157,000	143,484
5.00%, 5/1/42	100,000	100,560
4.20%, 7/15/46	110,000	98,836
Monsanto Co.
3.38%, 7/15/24	100,000	97,159
4.40%, 7/15/44	20,000	19,023
3.95%, 4/15/45	12,000	10,683
4.70%, 7/15/64	25,000	23,011
Morgan Stanley
4.88%, 11/1/22	210,000	219,345
3.88%, 4/29/24, Series F	600,000	603,627
3.70%, 10/23/24	179,000	178,357
5.00%, 11/24/25	20,000	20,861
3.88%, 1/27/26	158,000	156,685
4.35%, 9/8/26	200,000	199,640
3.63%, 1/20/27	200,000	193,604
3.95%, 4/23/27	190,000	183,699
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(d)	500,000	478,439
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	250,000	242,051
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(d)	265,000	250,216
4.46%, 4/22/39, (4.457% fixed rate until 4/22/38; 3-month U.S. dollar London Interbank Offered Rate + 1.431% thereafter)(d)	225,000	225,528
4.30%, 1/27/45	130,000	125,365
4.38%, 1/22/47	100,000	98,275
Mosaic Co. (The)
3.25%, 11/15/22	25,000	24,427
4.25%, 11/15/23	100,000	101,293
4.88%, 11/15/41	62,000	57,839
5.63%, 11/15/43	38,000	39,336
Motorola Solutions, Inc.
5.50%, 9/1/44	100,000	98,739
MPLX L.P.
4.50%, 7/15/23	60,000	61,844
4.88%, 12/1/24	130,000	135,947
4.00%, 2/15/25	8,000	7,908
4.13%, 3/1/27	25,000	24,469
4.50%, 4/15/38	225,000	215,229
5.20%, 3/1/47	150,000	155,192
4.70%, 4/15/48	210,000	201,808
4.90%, 4/15/58	30,000	27,963
MUFG Americas Holdings Corp.
3.00%, 2/10/25	21,000	20,225
Mylan N.V.
3.15%, 6/15/21	92,000	91,076
3.95%, 6/15/26	100,000	95,439
5.25%, 6/15/46	150,000	146,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Mylan, Inc.
4.20%, 11/29/23	$225,000	$225,791
Nasdaq, Inc.
5.55%, 1/15/20	50,000	51,990
National Retail Properties, Inc.
3.80%, 10/15/22	8,000	8,042
3.30%, 4/15/23	25,000	24,558
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/24	430,000	419,719
2.85%, 1/27/25	155,000	149,003
NBCUniversal Media LLC
5.95%, 4/1/41	33,000	37,925
4.45%, 1/15/43	25,000	24,060
Newell Brands, Inc.
2.88%, 12/1/19	25,000	24,911
3.85%, 4/1/23	25,000	24,926
4.20%, 4/1/26	400,000	393,669
5.50%, 4/1/46	220,000	223,736
Newmont Mining Corp.
6.25%, 10/1/39	170,000	202,306
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/19	40,000	39,776
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	30,875
NIKE, Inc.
2.25%, 5/1/23	25,000	23,979
2.38%, 11/1/26	160,000	147,806
3.63%, 5/1/43	190,000	178,300
NiSource, Inc.
3.49%, 5/15/27	200,000	192,733
5.95%, 6/15/41	2,000	2,367
5.65%, 2/1/45	219,000	255,234
3.95%, 3/30/48	75,000	70,212
Noble Energy, Inc.
3.85%, 1/15/28	13,000	12,743
6.00%, 3/1/41	150,000	173,076
5.05%, 11/15/44	25,000	26,187
4.95%, 8/15/47	69,000	71,932
Nordstrom, Inc.
4.00%, 3/15/27	20,000	19,170
Norfolk Southern Corp.
3.25%, 12/1/21	210,000	210,371
2.90%, 6/15/26	8,000	7,552
3.15%, 6/1/27	100,000	94,731
3.94%, 11/1/47	100,000	95,095
4.05%, 8/15/52	132,000	125,401
Northern States Power Co.
6.20%, 7/1/37	10,000	13,020
5.35%, 11/1/39	50,000	59,886
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(d)	30,000	28,494
Northrop Grumman Corp.
3.50%, 3/15/21	117,000	118,722
2.55%, 10/15/22	25,000	24,196
3.25%, 8/1/23	336,000	334,229
3.20%, 2/1/27	75,000	71,297
3.25%, 1/15/28	100,000	94,820
3.85%, 4/15/45	250,000	229,694
4.03%, 10/15/47	50,000	47,315
Northwell Healthcare, Inc.
3.98%, 11/1/46	15,000	13,844
4.26%, 11/1/47	25,000	24,210
NSTAR Electric Co.
3.20%, 5/15/27	50,000	48,382
Nucor Corp.
6.40%, 12/1/37	27,000	34,390
Occidental Petroleum Corp.
3.40%, 4/15/26	400,000	393,335
3.00%, 2/15/27	135,000	128,592
4.40%, 4/15/46	25,000	25,725
4.10%, 2/15/47	25,000	24,815
4.20%, 3/15/48	50,000	50,092
Oglethorpe Power Corp.
5.38%, 11/1/40	15,000	17,116
Ohio Edison Co.
6.88%, 7/15/36	165,000	220,261
Old Republic International Corp.
3.88%, 8/26/26	110,000	106,321
Omega Healthcare Investors, Inc.
4.95%, 4/1/24	25,000	25,480
4.50%, 4/1/27(b)	225,000	214,932
Omnicom Group, Inc.
3.63%, 5/1/22	80,000	80,061
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	169,000	162,907
3.75%, 4/1/45	105,000	101,915
ONEOK Partners L.P.
5.00%, 9/15/23	150,000	157,754
6.20%, 9/15/43	50,000	57,994
ONEOK, Inc.
4.00%, 7/13/27	180,000	176,375
Oracle Corp.
3.63%, 7/15/23	55,000	56,194
2.40%, 9/15/23	325,000	311,762
2.65%, 7/15/26	150,000	140,090
3.25%, 11/15/27	475,000	462,530
3.90%, 5/15/35	180,000	179,071
6.50%, 4/15/38	100,000	131,209
5.38%, 7/15/40	250,000	296,172
4.00%, 11/15/47	200,000	196,707
Owens Corning
4.20%, 12/1/24	25,000	25,051
3.40%, 8/15/26	200,000	187,436
7.00%, 12/1/36	13,000	15,902
Pacific Gas & Electric Co.
3.75%, 2/15/24	40,000	39,934
3.40%, 8/15/24	120,000	116,707
6.05%, 3/1/34	180,000	209,050
5.80%, 3/1/37	255,000	290,263
4.00%, 12/1/46	45,000	41,008
PacifiCorp
3.60%, 4/1/24	505,000	512,495
6.00%, 1/15/39	165,000	211,089
Packaging Corp. of America
3.65%, 9/15/24	25,000	24,834
Parker-Hannifin Corp.
3.25%, 3/1/27	100,000	97,415
4.45%, 11/21/44	50,000	52,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
PECO Energy Co.
4.15%, 10/1/44	$4,000	$4,128
PepsiCo, Inc.
2.75%, 4/30/25	145,000	138,597
4.00%, 3/5/42	172,000	171,753
4.60%, 7/17/45	2,000	2,171
4.45%, 4/14/46	200,000	212,783
3.45%, 10/6/46	45,000	40,912
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	250,000	242,862
Pfizer, Inc.
5.80%, 8/12/23	100,000	112,245
3.40%, 5/15/24	282,000	284,003
2.75%, 6/3/26	100,000	94,935
7.20%, 3/15/39	230,000	326,027
4.13%, 12/15/46	139,000	141,614
Philip Morris International, Inc.
3.25%, 11/10/24	77,000	75,264
3.38%, 8/11/25	60,000	58,311
2.75%, 2/25/26	180,000	168,118
3.13%, 8/17/27	300,000	286,447
4.13%, 3/4/43	248,000	234,781
Phillips 66
4.88%, 11/15/44	210,000	223,943
Phillips 66 Partners L.P.
3.75%, 3/1/28	95,000	90,655
Physicians Realty L.P.
3.95%, 1/15/28	25,000	23,615
Pitney Bowes, Inc.
3.63%, 9/15/20	25,000	24,563
4.38%, 5/15/22	25,000	22,688
4.63%, 3/15/24	20,000	17,248
Plains All American Pipeline L.P.
3.65%, 6/1/22	10,000	9,876
4.65%, 10/15/25	240,000	241,172
4.50%, 12/15/26	255,000	252,350
4.70%, 6/15/44	17,000	15,172
4.90%, 2/15/45	105,000	97,192
PNC Bank NA
3.25%, 1/22/28	375,000	359,671
PPL Capital Funding, Inc.
5.00%, 3/15/44	25,000	26,925
PPL Electric Utilities Corp.
3.95%, 6/1/47	100,000	99,718
Praxair, Inc.
3.20%, 1/30/26	200,000	196,192
Principal Financial Group, Inc.
3.40%, 5/15/25	25,000	24,431
3.10%, 11/15/26	25,000	23,619
Progress Energy, Inc.
4.40%, 1/15/21	25,000	25,619
3.15%, 4/1/22	185,000	183,095
Progressive Corp. (The)
6.63%, 3/1/29	75,000	91,893
4.13%, 4/15/47	150,000	149,316
Prologis L.P.
4.25%, 8/15/23	110,000	113,913
3.75%, 11/1/25	170,000	170,228
Prudential Financial, Inc.
3.50%, 5/15/24	50,000	50,161
5.63%, 6/15/43, (5.625% fixed rate until 6/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.92% thereafter)(d)	171,000	178,054
5.20%, 3/15/44, (5.20% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 3.04% thereafter)(d)	180,000	180,000
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(d)	88,000	88,660
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(d)	108,000	101,385
PSEG Power LLC
8.63%, 4/15/31	100,000	132,062
Public Service Electric & Gas Co.
2.25%, 9/15/26	8,000	7,238
3.00%, 5/15/27	35,000	33,509
5.50%, 3/1/40	4,000	4,881
3.60%, 12/1/47	150,000	142,400
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	200,000	193,247
Puget Energy, Inc.
3.65%, 5/15/25	65,000	63,825
Puget Sound Energy, Inc.
4.30%, 5/20/45	15,000	15,632
QUALCOMM, Inc.
2.90%, 5/20/24	115,000	108,955
3.45%, 5/20/25	635,000	615,977
3.25%, 5/20/27	155,000	145,911
4.65%, 5/20/35	60,000	61,271
4.80%, 5/20/45	25,000	25,545
4.30%, 5/20/47	50,000	47,301
QVC, Inc.
4.85%, 4/1/24	25,000	25,379
4.45%, 2/15/25	38,000	36,993
Raymond James Financial, Inc.
3.63%, 9/15/26	20,000	19,435
4.95%, 7/15/46	50,000	52,750
Raytheon Co.
4.88%, 10/15/40	180,000	206,018
Realty Income Corp.
3.25%, 10/15/22	100,000	98,917
3.88%, 7/15/24	25,000	24,911
4.13%, 10/15/26	95,000	95,030
3.65%, 1/15/28	25,000	24,099
4.65%, 3/15/47	35,000	35,714
Regency Centers L.P.
3.60%, 2/1/27	135,000	129,652
4.40%, 2/1/47	13,000	12,507
Regions Financial Corp.
3.20%, 2/8/21	45,000	44,951
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	25,000	23,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Republic Services, Inc.
3.20%, 3/15/25	$125,000	$121,730
3.95%, 5/15/28	50,000	49,893
Reynolds American, Inc.
4.45%, 6/12/25	190,000	192,808
7.25%, 6/15/37	100,000	128,283
5.85%, 8/15/45	110,000	123,358
Rockwell Collins, Inc.
3.70%, 12/15/23	8,000	8,023
3.20%, 3/15/24	405,000	391,996
3.50%, 3/15/27	280,000	268,743
4.35%, 4/15/47	225,000	219,174
Roper Technologies, Inc.
3.00%, 12/15/20	100,000	99,671
3.80%, 12/15/26	90,000	88,732
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	50,000	60,955
3.70%, 3/15/28	25,000	23,532
Ryder System, Inc.
2.55%, 6/1/19	5,000	4,981
2.45%, 9/3/19	5,000	4,980
S&P Global, Inc.
4.00%, 6/15/25	49,000	49,777
2.95%, 1/22/27	5,000	4,689
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	150,000	161,401
5.63%, 3/1/25	161,000	172,333
5.88%, 6/30/26	100,000	108,617
4.20%, 3/15/28	150,000	146,358
Santander Holdings USA, Inc.
4.40%, 7/13/27	375,000	362,785
Schlumberger Investment S.A.
3.65%, 12/1/23	450,000	456,774
Seagate HDD Cayman
4.75%, 6/1/23	31,000	30,504
4.75%, 1/1/25	220,000	211,729
4.88%, 6/1/27	230,000	215,807
Sempra Energy
2.85%, 11/15/20	235,000	232,714
6.00%, 10/15/39	227,000	275,372
Sherwin-Williams Co. (The)
2.75%, 6/1/22	15,000	14,626
3.45%, 8/1/25	25,000	24,300
3.45%, 6/1/27	232,000	220,689
4.55%, 8/1/45	12,000	11,797
4.50%, 6/1/47	126,000	124,333
Shire Acquisitions Investments Ireland DAC
1.90%, 9/23/19	125,000	123,291
2.40%, 9/23/21	145,000	139,702
2.88%, 9/23/23	296,000	279,887
3.20%, 9/23/26	175,000	161,249
Simon Property Group L.P.
3.50%, 9/1/25	145,000	142,162
3.30%, 1/15/26	315,000	303,559
3.38%, 6/15/27	175,000	169,007
6.75%, 2/1/40	25,000	32,699
4.25%, 10/1/44	2,000	1,951
Snap-on, Inc.
3.25%, 3/1/27	140,000	135,543
Southern California Edison Co.
6.65%, 4/1/29	10,000	12,236
5.35%, 7/15/35, Series 05-E	10,000	11,528
5.63%, 2/1/36	200,000	239,898
3.90%, 3/15/43, Series 13-A	15,000	14,332
3.60%, 2/1/45, Series C	15,000	13,813
4.00%, 4/1/47	305,000	298,009
Southern Co. (The)
2.15%, 9/1/19	170,000	168,686
2.95%, 7/1/23	50,000	48,649
3.25%, 7/1/26	410,000	388,500
4.25%, 7/1/36	210,000	209,546
4.40%, 7/1/46	100,000	100,452
Southern Co. Gas Capital Corp.
2.45%, 10/1/23	25,000	23,584
Southern Natural Gas Co. LLC
4.40%, 6/15/21	5,000	5,140
Southwest Airlines Co.
2.75%, 11/6/19	270,000	269,065
2.65%, 11/5/20	77,000	76,368
2.75%, 11/16/22	129,000	125,995
3.45%, 11/16/27	500,000	477,051
Southwest Gas Corp.
3.80%, 9/29/46	35,000	33,197
Southwestern Electric Power Co.
2.75%, 10/1/26, Series K	5,000	4,655
3.90%, 4/1/45, Series J	100,000	94,938
Spectra Energy Partners L.P.
3.38%, 10/15/26	40,000	37,423
5.95%, 9/25/43	130,000	149,294
4.50%, 3/15/45	161,000	153,749
Stanley Black & Decker, Inc.
5.20%, 9/1/40	59,000	66,006
Starbucks Corp.
2.45%, 6/15/26	50,000	46,372
3.75%, 12/1/47	15,000	14,312
State Street Corp.
3.70%, 11/20/23	25,000	25,495
3.55%, 8/18/25	80,000	79,875
2.65%, 5/19/26	55,000	51,559
Stifel Financial Corp.
4.25%, 7/18/24	25,000	25,040
Stryker Corp.
3.50%, 3/15/26	40,000	39,504
4.10%, 4/1/43	2,000	1,967
Sunoco Logistics Partners Operations L.P.
4.95%, 1/15/43	4,000	3,567
5.35%, 5/15/45	100,000	92,670
5.40%, 10/1/47	225,000	212,128
SunTrust Banks, Inc.
2.70%, 1/27/22	518,000	507,035
SVB Financial Group
3.50%, 1/29/25	20,000	19,629
Synchrony Financial
3.75%, 8/15/21	25,000	25,085
4.25%, 8/15/24	11,000	10,877
4.50%, 7/23/25	25,000	24,839
3.70%, 8/4/26	70,000	64,753
3.95%, 12/1/27	128,000	119,397
Synovus Financial Corp.
3.13%, 11/1/22	25,000	24,156
Sysco Corp.
3.30%, 7/15/26	100,000	95,815
Tampa Electric Co.
4.10%, 6/15/42	25,000	24,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Tanger Properties L.P.
3.13%, 9/1/26	$90,000	$81,502
Target Corp.
3.50%, 7/1/24	110,000	111,114
3.63%, 4/15/46	30,000	27,232
3.90%, 11/15/47	25,000	23,640
TD Ameritrade Holding Corp.
3.30%, 4/1/27	140,000	135,481
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	61,853
4.15%, 5/15/48	100,000	104,722
Textron, Inc.
3.88%, 3/1/25	8,000	7,961
Thermo Fisher Scientific, Inc.
4.50%, 3/1/21	130,000	134,930
3.30%, 2/15/22	12,000	11,989
4.15%, 2/1/24	80,000	81,826
4.10%, 8/15/47	100,000	96,104
Time Warner Cable LLC
5.00%, 2/1/20	80,000	82,065
6.55%, 5/1/37	350,000	384,862
7.30%, 7/1/38	200,000	233,653
6.75%, 6/15/39	300,000	333,191
4.50%, 9/15/42	75,000	63,499
Time Warner, Inc.
4.88%, 3/15/20	15,000	15,497
4.70%, 1/15/21	7,000	7,248
3.55%, 6/1/24	350,000	342,838
3.60%, 7/15/25	210,000	203,183
3.88%, 1/15/26	100,000	97,650
3.80%, 2/15/27	67,000	64,833
6.10%, 7/15/40	50,000	57,211
5.35%, 12/15/43	103,000	106,379
4.85%, 7/15/45	150,000	145,713
TJX Cos., Inc. (The)
2.25%, 9/15/26	80,000	71,719
Total System Services, Inc.
4.80%, 4/1/26	125,000	130,326
Transatlantic Holdings, Inc.
8.00%, 11/30/39	8,000	11,023
Travelers Cos., Inc. (The)
6.25%, 6/15/37	75,000	95,215
3.75%, 5/15/46	60,000	56,164
4.00%, 5/30/47	200,000	195,785
Tucson Electric Power Co.
3.05%, 3/15/25	176,000	167,855
Tyson Foods, Inc.
3.95%, 8/15/24	400,000	402,468
5.15%, 8/15/44	180,000	189,630
U.S. Bancorp
3.60%, 9/11/24	468,000	464,648
3.10%, 4/27/26	25,000	23,637
UDR, Inc.
2.95%, 9/1/26	90,000	83,126
3.50%, 1/15/28	25,000	23,781
Union Electric Co.
5.30%, 8/1/37	110,000	127,336
3.90%, 9/15/42	15,000	14,827
4.00%, 4/1/48	25,000	24,843
Union Pacific Corp.
3.25%, 8/15/25	155,000	151,783
2.75%, 3/1/26	210,000	198,453
3.00%, 4/15/27	205,000	195,867
3.60%, 9/15/37	180,000	169,913
4.05%, 11/15/45	15,000	14,723
4.05%, 3/1/46	99,000	97,211
4.00%, 4/15/47	15,000	14,598
4.38%, 11/15/65	30,000	28,660
United Airlines Pass Through Trust
4.00%, 10/11/27, Series A	14,159	14,197
3.75%, 3/3/28, Series A	14,574	14,449
United Parcel Service, Inc.
2.80%, 11/15/24	235,000	227,090
3.05%, 11/15/27	49,000	47,194
3.75%, 11/15/47	40,000	37,718
United Technologies Corp.
2.80%, 5/4/24	147,000	139,564
3.13%, 5/4/27	75,000	69,981
4.50%, 6/1/42	150,000	148,386
4.15%, 5/15/45	50,000	47,058
3.75%, 11/1/46	50,000	44,154
4.05%, 5/4/47	60,000	55,503
UnitedHealth Group, Inc.
3.75%, 7/15/25	300,000	301,949
3.10%, 3/15/26	450,000	434,103
3.45%, 1/15/27	100,000	98,593
3.38%, 4/15/27	45,000	44,065
2.95%, 10/15/27	100,000	94,421
6.63%, 11/15/37	13,000	17,244
6.88%, 2/15/38	300,000	408,772
4.63%, 11/15/41	20,000	21,385
4.25%, 3/15/43	6,000	6,119
4.75%, 7/15/45	100,000	109,606
Unum Group
5.75%, 8/15/42	122,000	132,701
Valero Energy Corp.
3.65%, 3/15/25	180,000	177,682
3.40%, 9/15/26	60,000	57,696
4.35%, 6/1/28	165,000	167,725
6.63%, 6/15/37	400,000	497,301
4.90%, 3/15/45	4,000	4,177
Ventas Realty L.P.
4.75%, 6/1/21	105,000	108,937
3.50%, 2/1/25	40,000	38,597
3.25%, 10/15/26	80,000	74,155
4.38%, 2/1/45	112,000	105,454
VEREIT Operating Partnership L.P.
3.95%, 8/15/27	195,000	181,687
Verisk Analytics, Inc.
5.80%, 5/1/21	25,000	26,667
4.13%, 9/12/22	25,000	25,524
4.00%, 6/15/25	55,000	54,604
Verizon Communications, Inc.
3.00%, 11/1/21	15,000	14,935
3.50%, 11/1/21	20,000	20,145
2.95%, 3/15/22	35,000	34,438
2.45%, 11/1/22	16,000	15,346
3.50%, 11/1/24	264,000	259,811
2.63%, 8/15/26	46,000	41,592
4.13%, 3/16/27	500,000	502,223
5.25%, 3/16/37	250,000	261,780
4.81%, 3/15/39	100,000	98,277
4.75%, 11/1/41	175,000	170,442
3.85%, 11/1/42	250,000	214,933
4.13%, 8/15/46	188,000	163,699
4.86%, 8/21/46	275,000	267,015
4.52%, 9/15/48	343,000	317,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
5.01%, 4/15/49	$452,000	$446,982
5.01%, 8/21/54	275,000	265,031
4.67%, 3/15/55	192,000	173,983
VF Corp.
6.45%, 11/1/37	53,000	67,321
Viacom, Inc.
4.25%, 9/1/23	100,000	100,356
3.88%, 4/1/24	101,000	99,232
6.88%, 4/30/36	235,000	264,055
4.38%, 3/15/43	180,000	155,312
5.85%, 9/1/43	150,000	154,157
5.25%, 4/1/44	30,000	29,112
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	150,000	147,977
6.00%, 5/15/37, Series A	400,000	495,385
6.35%, 11/30/37	50,000	64,013
Visa, Inc.
3.15%, 12/14/25	415,000	406,203
4.15%, 12/14/35	50,000	52,550
3.65%, 9/15/47	80,000	76,253
Vornado Realty L.P.
5.00%, 1/15/22	93,000	97,121
Voya Financial, Inc.
3.13%, 7/15/24	150,000	142,786
Vulcan Materials Co.
3.90%, 4/1/27	25,000	24,285
Wabtec Corp.
3.45%, 11/15/26	70,000	65,449
Walgreen Co.
3.10%, 9/15/22	42,000	41,373
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	90,000	89,914
3.80%, 11/18/24	100,000	99,667
3.45%, 6/1/26	175,000	166,003
4.80%, 11/18/44	175,000	171,178
Walt Disney Co. (The)
3.00%, 2/13/26	100,000	97,305
1.85%, 7/30/26	346,000	305,176
2.95%, 6/15/27(b)	145,000	138,437
4.13%, 12/1/41, Series E	4,000	4,075
3.70%, 12/1/42	15,000	14,122
3.00%, 7/30/46	25,000	20,604
Waste Management, Inc.
2.90%, 9/15/22	25,000	24,609
3.50%, 5/15/24	140,000	139,784
3.13%, 3/1/25	125,000	120,445
3.15%, 11/15/27	25,000	23,525
4.10%, 3/1/45	35,000	34,968
Wells Fargo & Co.
4.13%, 8/15/23	87,000	88,046
3.55%, 9/29/25	68,000	66,331
4.10%, 6/3/26	195,000	192,401
4.30%, 7/22/27	250,000	248,353
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	280,000	268,184
5.61%, 1/15/44	220,000	242,614
4.65%, 11/4/44	140,000	136,221
3.90%, 5/1/45	50,000	46,750
4.75%, 12/7/46	200,000	197,999
Welltower, Inc.
4.00%, 6/1/25	270,000	265,606
4.25%, 4/1/26	120,000	119,068
6.50%, 3/15/41	6,000	7,348
Western Gas Partners L.P.
5.38%, 6/1/21(b)	73,000	75,961
5.45%, 4/1/44	50,000	50,414
Westlake Chemical Corp.
3.60%, 8/15/26	90,000	86,409
5.00%, 8/15/46	75,000	77,872
4.38%, 11/15/47	55,000	52,091
WestRock MWV LLC
8.20%, 1/15/30	10,000	13,468
WestRock RKT Co.
4.00%, 3/1/23	8,000	8,152
Weyerhaeuser Co.
3.25%, 3/15/23	8,000	7,898
6.95%, 10/1/27	75,000	90,572
7.38%, 3/15/32	65,000	84,169
Williams Partners L.P.
5.25%, 3/15/20	40,000	41,402
4.13%, 11/15/20	6,000	6,102
3.60%, 3/15/22	104,000	103,767
4.30%, 3/4/24	80,000	80,835
3.90%, 1/15/25	100,000	97,877
4.00%, 9/15/25	150,000	147,208
4.90%, 1/15/45	210,000	205,703
5.10%, 9/15/45	50,000	50,359
WR Berkley Corp.
4.75%, 8/1/44	8,000	8,227
WW Grainger, Inc.
4.20%, 5/15/47	150,000	148,505
Wyndham Worldwide Corp.
3.90%, 3/1/23(b)	25,000	23,662
5.10%, 10/1/25	25,000	25,885
4.50%, 4/1/27	350,000	346,171
Xerox Corp.
2.80%, 5/15/20	25,000	24,745
2.75%, 9/1/20(b)	25,000	24,621
3.80%, 5/15/24	2,000	1,944
6.75%, 12/15/39	113,000	116,867
Xilinx, Inc.
2.95%, 6/1/24	198,000	189,477
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21	6,000	5,970
3.70%, 3/19/23	25,000	24,943
3.55%, 4/1/25	409,000	394,116
Zoetis, Inc.
3.00%, 9/12/27	45,000	41,854
4.70%, 2/1/43	25,000	26,114
3.95%, 9/12/47	25,000	23,195

TOTAL CORPORATE BONDS (Cost: $168,670,853)		163,397,895

FOREIGN CORPORATE BONDS - 7.8%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/42	100,000	101,002
5.00%, 9/30/43	115,000	131,365

Total Australia		232,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Belgium - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	$480,000	$473,666
4.70%, 2/1/36	200,000	206,626
4.90%, 2/1/46	453,000	473,666
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	275,000	275,164
8.20%, 1/15/39	150,000	218,473
4.60%, 4/15/48	270,000	271,645
4.44%, 10/6/48	36,000	35,254
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40	310,000	347,438

Total Belgium		2,301,932

Brazil - 0.2%
Embraer Netherlands Finance B.V.
5.05%, 6/15/25	20,000	20,075
5.40%, 2/1/27	100,000	102,485
Fibria Overseas Finance Ltd.
5.25%, 5/12/24(b)	200,000	202,000
Vale Overseas Ltd.
6.25%, 8/10/26	90,000	97,758
6.88%, 11/21/36	200,000	225,400
6.88%, 11/10/39	105,000	119,963
Vale S.A.
5.63%, 9/11/42	100,000	101,000

Total Brazil		868,681

Canada - 1.5%
Bank of Nova Scotia (The)
4.65%, 10/12/22, (4.65% fixed rate until 10/12/22; 3-month U.S. dollar London Interbank Offered Rate + 2.648% thereafter)(d)(e)	300,000	276,997
Barrick Gold Corp.
5.25%, 4/1/42	56,000	60,527
Barrick North America Finance LLC
5.70%, 5/30/41	155,000	174,849
5.75%, 5/1/43	70,000	80,921
Brookfield Asset Management, Inc.
4.00%, 1/15/25	110,000	109,503
Brookfield Finance, Inc.
4.70%, 9/20/47	55,000	53,641
Canadian National Railway Co.
2.95%, 11/21/24	40,000	39,195
3.65%, 2/3/48	100,000	93,839
Canadian Natural Resources Ltd.
3.45%, 11/15/21	15,000	15,075
2.95%, 1/15/23	25,000	24,305
3.90%, 2/1/25	60,000	59,836
3.85%, 6/1/27	325,000	319,775
6.50%, 2/15/37	4,000	4,900
6.25%, 3/15/38	177,000	214,410
4.95%, 6/1/47	35,000	37,164
Canadian Pacific Railway Co.
4.80%, 8/1/45	75,000	81,211
Cenovus Energy, Inc.
4.25%, 4/15/27	145,000	139,881
6.75%, 11/15/39	126,000	142,927
Enbridge, Inc.
2.90%, 7/15/22	30,000	29,103
4.00%, 10/1/23	50,000	50,321
3.70%, 7/15/27	220,000	211,251
4.50%, 6/10/44	8,000	7,691
Encana Corp.
3.90%, 11/15/21	30,000	30,329
6.50%, 8/15/34	120,000	143,913
Fortis, Inc.
3.06%, 10/4/26	170,000	156,554
Goldcorp, Inc.
3.70%, 3/15/23	128,000	126,786
5.45%, 6/9/44	25,000	26,651
Magna International, Inc.
4.15%, 10/1/25	100,000	102,535
Manulife Financial Corp.
4.15%, 3/4/26	340,000	342,740
Methanex Corp.
4.25%, 12/1/24	6,000	5,984
Nexen Energy ULC
6.40%, 5/15/37	75,000	92,337
Nutrien Ltd.
3.63%, 3/15/24	24,000	23,552
5.63%, 12/1/40	30,000	33,782
6.13%, 1/15/41	30,000	34,882
4.90%, 6/1/43	30,000	30,823
5.25%, 1/15/45	30,000	32,173
Petro-Canada
6.80%, 5/15/38	150,000	196,993
Rogers Communications, Inc.
5.00%, 3/15/44	100,000	105,592
4.30%, 2/15/48	200,000	195,414
Royal Bank of Canada
4.65%, 1/27/26	155,000	159,013
Suncor Energy, Inc.
3.60%, 12/1/24	50,000	49,695
5.95%, 12/1/34	75,000	90,203
6.50%, 6/15/38	250,000	320,584
6.85%, 6/1/39	100,000	132,192
TELUS Corp.
3.70%, 9/15/27	120,000	118,153
Thomson Reuters Corp.
5.85%, 4/15/40	110,000	121,405
5.65%, 11/23/43	25,000	27,673
Toronto-Dominion Bank (The)
3.63%, 9/15/31, (3.625% fixed rate until 9/15/26; 5-year U.S. dollar Swap Rate + 2.205% thereafter)(d)	80,000	76,817
TransAlta Corp.
6.50%, 3/15/40	150,000	148,928
TransCanada PipeLines Ltd.
3.75%, 10/16/23	170,000	171,267
4.25%, 5/15/28	205,000	206,499
4.63%, 3/1/34	220,000	223,518
5.85%, 3/15/36	145,000	166,071
4.88%, 5/15/48	200,000	207,135
Yamana Gold, Inc.
4.63%, 12/15/27(c)	25,000	24,250

Total Canada		6,151,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
China - 0.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	$200,000	$198,011
3.40%, 12/6/27	200,000	190,138
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	200,000	204,012

Total China		592,161

Colombia - 0.1%
Ecopetrol S.A.
5.88%, 9/18/23	125,000	132,562
4.13%, 1/16/25	150,000	144,375
5.38%, 6/26/26	100,000	102,650
7.38%, 9/18/43	100,000	112,750
5.88%, 5/28/45	100,000	95,975

Total Colombia		588,312

France - 0.0%
Orange S.A.
9.00%, 3/1/31	100,000	143,032

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	80,000	114,085
Deutsche Bank AG
2.85%, 5/10/19	102,000	101,090
3.38%, 5/12/21	130,000	127,226
4.10%, 1/13/26	75,000	69,872
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	211,000	292,459

Total Germany		704,732

Ireland - 0.0%
XLIT Ltd.
6.38%, 11/15/24	4,000	4,542
4.45%, 3/31/25	10,000	9,982
5.50%, 3/31/45	150,000	159,386

Total Ireland		173,910

Japan - 0.6%
Beam Suntory, Inc.
3.25%, 5/15/22	35,000	34,628
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	450,000	450,047
3.29%, 7/25/27	25,000	24,019
Mizuho Financial Group, Inc.
4.02%, 3/5/28	225,000	226,967
Nomura Holdings, Inc.
6.70%, 3/4/20	80,000	84,687
ORIX Corp.
3.25%, 12/4/24	380,000	365,721
3.70%, 7/18/27	80,000	77,720
Sumitomo Mitsui Banking Corp.
3.95%, 1/10/24	500,000	510,814
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/26	180,000	165,168
3.45%, 1/11/27	80,000	77,886
3.36%, 7/12/27	8,000	7,728
3.54%, 1/17/28	300,000	292,699

Total Japan		2,318,084

Mexico - 0.8%
America Movil S.A.B. de C.V.
6.38%, 3/1/35	100,000	119,972
6.13%, 11/15/37	10,000	11,752
Grupo Televisa S.A.B.
5.00%, 5/13/45	200,000	179,452
Petroleos Mexicanos
8.00%, 5/3/19	235,000	243,577
3.50%, 7/23/20	200,000	199,300
5.50%, 1/21/21	200,000	205,574
6.38%, 2/4/21	40,000	41,900
4.50%, 1/23/26	300,000	280,200
6.88%, 8/4/26	175,000	185,049
6.50%, 3/13/27	350,000	356,825
6.63%, 6/15/35	335,000	325,838
6.50%, 6/2/41	250,000	233,625
5.50%, 6/27/44	275,000	230,423
6.38%, 1/23/45	60,000	54,960
5.63%, 1/23/46	275,000	233,338
6.75%, 9/21/47	100,000	94,740

Total Mexico		2,996,525

Netherlands - 0.3%
AerCap Ireland Capital DAC
4.25%, 7/1/20	150,000	152,673
4.63%, 10/30/20	150,000	153,829
5.00%, 10/1/21	150,000	155,869
3.95%, 2/1/22	150,000	150,742
3.65%, 7/21/27	150,000	138,175
Cooperatieve Rabobank UA
4.63%, 12/1/23	250,000	253,782
ING Groep N.V.
3.95%, 3/29/27	200,000	197,080

Total Netherlands		1,202,150

Norway - 0.1%
Equinor ASA
2.65%, 1/15/24	26,000	25,102
7.25%, 9/23/27	75,000	95,188
5.10%, 8/17/40	100,000	114,631
3.95%, 5/15/43	45,000	44,366
4.80%, 11/8/43	200,000	224,007

Total Norway		503,294

Peru - 0.1%
Southern Copper Corp.
3.88%, 4/23/25	165,000	164,160
5.25%, 11/8/42	249,000	251,206
5.88%, 4/23/45	145,000	157,391

Total Peru		572,757

Spain - 0.3%
Banco Santander S.A.
4.25%, 4/11/27	800,000	768,039
Telefonica Emisiones SAU
5.88%, 7/15/19	51,000	52,652
5.46%, 2/16/21	10,000	10,551
7.05%, 6/20/36	100,000	124,103
Telefonica Europe B.V.
8.25%, 9/15/30	125,000	166,427

Total Spain		1,121,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Switzerland - 0.2%
Credit Suisse AG
5.40%, 1/14/20	$100,000	$103,584
3.63%, 9/9/24	250,000	248,378
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25	300,000	289,518
4.88%, 5/15/45	250,000	253,186
Tyco Electronics Group S.A.
3.13%, 8/15/27	20,000	18,843

Total Switzerland		913,509

United Kingdom - 2.5%
AstraZeneca PLC
3.38%, 11/16/25	380,000	372,160
6.45%, 9/15/37	50,000	63,297
4.38%, 11/16/45	170,000	172,036
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(d)	200,000	200,269
4.38%, 1/12/26	200,000	194,984
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	200,000	199,544
5.25%, 8/17/45	200,000	197,741
BAT Capital Corp.
3.56%, 8/15/27(c)	175,000	165,389
4.39%, 8/15/37(c)	200,000	192,284
4.54%, 8/15/47(c)	125,000	119,247
BP Capital Markets PLC
3.22%, 11/28/23	193,000	191,042
3.22%, 4/14/24	25,000	24,640
3.54%, 11/4/24	260,000	260,898
3.51%, 3/17/25	275,000	274,807
3.12%, 5/4/26	125,000	120,313
3.02%, 1/16/27	300,000	285,180
3.59%, 4/14/27	135,000	134,257
3.72%, 11/28/28	210,000	211,418
British Telecommunications PLC
9.13%, 12/15/30	100,000	142,150
CNH Industrial N.V.
3.85%, 11/15/27	25,000	23,843
Diageo Investment Corp.
4.25%, 5/11/42	200,000	208,980
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	85,000	85,458
3.88%, 5/15/28	275,000	279,715
5.38%, 4/15/34	25,000	28,783
6.38%, 5/15/38	125,000	163,578
4.20%, 3/18/43	11,000	11,251
HSBC Holdings PLC
4.25%, 8/18/25	658,000	650,992
4.30%, 3/8/26	400,000	404,676
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	450,000	441,964
6.50%, 9/15/37	200,000	240,958
Lloyds Banking Group PLC
4.45%, 5/8/25	200,000	202,785
4.65%, 3/24/26	200,000	198,069
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	300,000	278,217
5.30%, 12/1/45	200,000	205,574
Mead Johnson Nutrition Co.
5.90%, 11/1/39	10,000	12,167
Reynolds American, Inc.
6.15%, 9/15/43	200,000	230,565
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	477,000	484,153
7.13%, 7/15/28	48,000	61,088
Rio Tinto Finance USA PLC
4.13%, 8/21/42	27,000	27,043
Santander UK Group Holdings PLC
3.13%, 1/8/21	55,000	54,535
Santander UK PLC
4.00%, 3/13/24	3,000	3,041
Unilever Capital Corp.
3.10%, 7/30/25	208,000	202,761
Vodafone Group PLC
5.45%, 6/10/19	265,000	272,445
2.50%, 9/26/22	10,000	9,614
2.95%, 2/19/23	15,000	14,512
3.75%, 1/16/24	130,000	129,479
4.13%, 5/30/25	95,000	95,059
4.38%, 5/30/28	400,000	399,894
6.25%, 11/30/32	125,000	141,781
6.15%, 2/27/37	150,000	169,248
5.00%, 5/30/38	65,000	65,053
4.38%, 2/19/43	125,000	114,306
5.25%, 5/30/48	300,000	305,305
WPP Finance PLC
3.63%, 9/7/22	6,000	5,961
3.75%, 9/19/24	125,000	122,225
5.63%, 11/15/43	12,000	12,939

Total United Kingdom		9,879,673

TOTAL FOREIGN CORPORATE BONDS (Cost: $32,070,727)		31,264,656

FOREIGN GOVERNMENT AGENCIES - 0.3%

Canada - 0.1%
Province of Manitoba Canada
3.05%, 5/14/24	25,000	24,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
Province of New Brunswick Canada
3.63%, 2/24/28	$200,000	$204,498

Total Canada		229,297

Japan - 0.2%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	200,000	187,203
2.88%, 6/1/27	570,000	554,807

Total Japan		742,010

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $987,996)		971,307

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%

Chile - 0.1%
Chile Government International Bond
3.13%, 1/21/26	300,000	289,650
3.24%, 2/6/28	245,000	235,323

Total Chile		524,973

Colombia - 0.4%
Colombia Government International Bond
11.75%, 2/25/20	10,000	11,430
4.50%, 1/28/26	300,000	304,462
3.88%, 4/25/27	500,000	478,125
7.38%, 9/18/37	325,000	404,625
6.13%, 1/18/41	180,000	200,070
5.00%, 6/15/45	200,000	193,500

Total Colombia		1,592,212

Hungary - 0.1%
Hungary Government International Bond
5.38%, 2/21/23	36,000	38,293
5.38%, 3/25/24	200,000	214,175

Total Hungary		252,468

Indonesia - 0.1%
Indonesia Government International Bond
4.10%, 4/24/28	260,000	256,108

Israel - 0.1%
Israel Government International Bond
3.15%, 6/30/23	200,000	197,511
4.13%, 1/17/48	200,000	188,023

Total Israel		385,534

Italy - 0.1%
Republic of Italy Government International Bond
6.88%, 9/27/23	260,000	285,740
5.38%, 6/15/33	150,000	166,432

Total Italy		452,172

Mexico - 0.6%
Mexico Government International Bond
3.63%, 3/15/22	210,000	210,111
4.00%, 10/2/23	182,000	182,614
3.60%, 1/30/25	225,000	217,688
4.15%, 3/28/27	200,000	197,000
7.50%, 4/8/33, Series MTNA	200,000	256,000
6.75%, 9/27/34, Series MTNA	140,000	165,830
6.05%, 1/11/40	308,000	334,488
4.75%, 3/8/44	272,000	252,144
5.55%, 1/21/45	185,000	191,059
5.75%, 10/12/2110	250,000	241,000

Total Mexico		2,247,934

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	185,000	252,063
9.38%, 4/1/29	60,000	84,300
4.50%, 5/15/47	300,000	291,750
4.50%, 4/16/50	350,000	339,062

Total Panama		967,175

Peru - 0.2%
Peruvian Government International Bond
7.35%, 7/21/25	110,000	134,475
4.13%, 8/25/27	75,000	76,688
8.75%, 11/21/33	135,000	197,100
6.55%, 3/14/37	60,000	75,450
5.63%, 11/18/50	290,000	334,950

Total Peru		818,663

Philippines - 0.4%
Philippine Government International Bond
4.20%, 1/21/24	200,000	205,112
10.63%, 3/16/25	127,000	178,088
3.00%, 2/1/28	400,000	373,139
9.50%, 2/2/30	157,000	230,968
6.38%, 1/15/32	100,000	121,280
3.95%, 1/20/40	200,000	193,785
3.70%, 3/1/41	500,000	468,392

Total Philippines		1,770,764

Poland - 0.1%
Republic of Poland Government International Bond
4.00%, 1/22/24	230,000	233,748
3.25%, 4/6/26	150,000	144,956

Total Poland		378,704

Uruguay - 0.2%
Uruguay Government International Bond
8.00%, 11/18/22	80,000	91,400
4.50%, 8/14/24	195,000	200,860
4.38%, 10/27/27	300,000	306,187
4.13%, 11/20/45	195,000	176,475
4.98%, 4/20/55	125,000	120,625

Total Uruguay		895,547

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $10,960,223)		10,542,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

United States - 7.0%
Banc of America Commercial Mortgage Trust
3.12%, 2/15/50, Series 2017-BNK3, Class A2	$200,000	$199,589
3.37%, 2/15/50, Series 2017-BNK3, Class ASB	500,000	498,519
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	63,021
3.76%, 6/10/48, Series 2015-GC31, Class A4	340,116	345,807
3.62%, 2/10/49, Series 2016-GC36, Class A5	500,000	502,712
3.46%, 12/10/49, Series 2016-P6, Class A4	500,000	497,334
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	302,995
Commercial Mortgage Pass Through Certificates
3.53%, 2/10/49, Series 2016-CR28, Class ASB	400,000	403,779
3.02%, 6/15/60, Series 2017-BNK5, Class A3	500,000	484,469
3.39%, 6/15/60, Series 2017-BNK5, Class A5	190,000	186,837
3.43%, 2/15/61, Series 2018-BN10, Class A4	10,000	9,849
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	102,981
4.05%, 10/10/46, Series 2013-CR12, Class A4	500,000	517,895
4.19%, 11/10/46, Series 2013-CR13, Class A4^(d)	500,000	520,878
3.50%, 8/10/47, Series 2014-CR19, Class ASB	300,000	303,392
2.80%, 11/10/47, Series 2014-CR20, Class A2	375,000	374,868
3.59%, 11/10/47, Series 2014-CR20, Class A4	500,000	504,631
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	49,997
CSAIL Commercial Mortgage Trust
3.76%, 11/15/48, Series 2016-C5, Class A5	500,000	507,015
3.81%, 11/15/48, Series 2015-C4, Class A4	750,000	761,897
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	24,034	23,789
3.53%, 6/25/20, Series K008, Class A2	290,601	294,630
2.57%, 9/25/20, Series K504, Class A2^(d)	550,000	548,764
3.03%, 10/25/20, Series K714, Class A2^(d)	200,000	200,635
4.33%, 10/25/20, Series K010, Class A2^(d)	150,000	154,748
4.19%, 12/25/20, Series K012, Class A2^(d)	50,000	51,580
2.86%, 1/25/21, Series K715, Class A2	60,000	59,984
3.97%, 1/25/21, Series K013, Class A2^(d)	200,000	205,287
2.87%, 12/25/21, Series K017, Class A2	50,000	49,831
2.51%, 11/25/22, Series K026, Class A2	250,000	245,881
2.62%, 3/25/23, Series K035, Class A1	152,265	151,666
3.30%, 4/25/23, Series K031, Class A2^(d)	370,000	375,694
3.06%, 8/25/24, Series K728, Class A2^(d)	500,000	500,318
2.67%, 12/25/24, Series K042, Class A2	160,000	156,342
3.06%, 12/25/24, Series K043, Class A2	199,000	198,606
3.02%, 1/25/25, Series K045, Class A2	55,000	54,725
3.16%, 5/25/25, Series KS03, Class A4^(d)	50,000	49,865
3.33%, 5/25/25, Series K047, Class A2^(d)	200,000	202,809
3.01%, 7/25/25, Series K049, Class A2	360,000	357,263
3.15%, 11/25/25, Series K052, Class A2	125,000	124,814
2.34%, 7/25/26, Series K058, Class A1	386,091	371,942
3.36%, 11/25/27, Series K071, Class AM^(d)	200,000	199,305
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2^(d)	22,318	22,159
2.73%, 10/25/21, Series 2012-M1, Class A2	500,000	496,533
2.72%, 2/25/22, Series 2012-M2, Class A2	542,553	539,338
2.38%, 5/25/22, Series 2012-M13, Class A2	80,000	78,061
2.30%, 9/25/22, Series 2012-M14, Class A2^(d)	50,000	48,628
2.52%, 4/25/23, Series 2013-M14, Class APT^(d)	122,622	120,364
3.33%, 10/25/23, Series 2013-M14, Class A2^(d)	100,000	101,695
3.46%, 1/25/24, Series 2014-M3, Class A2^(d)	110,000	112,517
3.10%, 7/25/24, Series 2014-M9, Class A2^(d)	596,000	597,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
2.30%, 10/25/24, Series 2015-M3, Class A1	$345,354	$339,648
2.72%, 10/25/24, Series 2015-M3, Class A2	250,000	243,528
2.58%, 3/25/26, Series 2016-M4, Class A2	183,000	175,169
2.14%, 5/25/26, Series 2016-M6, Class A1	186,831	180,401
2.00%, 6/25/26, Series 2016-M9, Class A1	462,639	445,598
2.50%, 9/25/26, Series 2016-M7, Class A2	190,000	178,870
2.42%, 10/25/26, Series 2017-M1, Class A2^(d)	500,000	468,026
2.79%, 2/25/27, Series 2017-M2, Class A2^(d)	1,000,000	961,744
3.14%, 11/25/27, Series 2017-M15, Class ATS2^(d)	500,000	489,443
3.18%, 4/25/29, Series 2017-M5, Class A2^(d)	64,000	62,668
2.99%, 7/25/29, Series 2018-M3, Class A1^(d)	648,836	641,218
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	88,741
3.68%, 4/10/47, Series 2014-GC20, Class A3	81,852	82,857
4.00%, 4/10/47, Series 2014-GC20, Class A5	250,000	257,934
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	71,832
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	304,848
2.85%, 10/10/49, Series 2016-GS3, Class A4	182,000	172,687
3.44%, 11/10/49, Series 2016-GS4, Class A4^(d)	265,000	263,253
2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	99,695
3.99%, 3/10/51, Series 2018-GS9, Class A4^(d)	500,000	513,779
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	160,827	162,375
2.61%, 12/15/47, Series 2012-LC9, Class A4	100,000	98,675
3.46%, 3/15/50, Series 2017-JP5, Class A4	400,000	395,848
JPMBB Commercial Mortgage Securities Trust
3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	101,755
4.13%, 8/15/46, Series 2013-C14, Class A4^(d)	95,000	98,594
3.93%, 1/15/47, Series 2013-C17, Class A3	250,000	255,919
4.00%, 4/15/47, Series 2014-C19, Class A4	200,000	206,145
3.29%, 1/15/48, Series 2014-C26, Class ASB	150,000	150,368
3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	1,003,782
JPMDB Commercial Mortgage Securities Trust
3.41%, 3/15/50, Series 2017-C5, Class A4	550,000	542,677
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	100,355
3.53%, 12/15/47, Series 2014-C19, Class A4	365,167	366,662
3.07%, 2/15/48, Series 2015-C20, Class ASB	250,000	249,163
3.25%, 2/15/48, Series 2015-C20, Class A4	200,000	197,169
3.31%, 4/15/48, Series 2015-C22, Class A4	95,000	93,970
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	177,377
Morgan Stanley Capital I Trust
3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	281,677
3.26%, 6/15/50, Series 2017-H1, Class A4	500,000	488,003
UBS Commercial Mortgage Trust
3.68%, 12/15/50, Series 2017-C7, Class A4	250,000	249,675
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45, Series 2012-LC5, Class A3	199,845	197,643
3.64%, 6/15/48, Series 2015-C29, Class A4	250,000	251,840
3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	101,060
2.65%, 8/15/49, Series 2016-BNK1, Class A3	200,000	187,350
2.92%, 11/15/49, Series 2016-NXS6, Class A4	265,000	252,648
3.82%, 8/15/50, Series 2014-LC16, Class A5	256,000	261,403
3.58%, 10/15/50, Series 2017-C40, Class A4	200,000	198,891
3.12%, 1/15/60, Series 2017-RC1, Class A2	120,000	119,779
WFRBS Commercial Mortgage Trust
2.88%, 12/15/45, Series 2012-C10, Class A3	500,000	491,980
4.15%, 8/15/46, Series 2013-C15, Class A4^(d)	200,000	207,896
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	105,153
3.03%, 12/15/46, Series 2013-C18, Class A2	24,013	24,016
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	61,973
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	25,967
3.41%, 8/15/47, Series 2014-C21, Class A4	225,000	225,179
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	40,348
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	100,957

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $28,689,334)		27,949,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2018

Investments	Principal Amount	Value
MUNICIPAL BONDS - 0.3%

United States - 0.3%
Alameda Corridor Transportation Authority
6.60%, 10/1/29, Series C	$50,000	$60,049
Bay Area Toll Authority
6.91%, 10/1/50, Series S-3	100,000	148,587
Chicago O’Hare International Airport
6.40%, 1/1/40, Class B	35,000	46,376
Municipal Electric Authority of Georgia
6.64%, 4/1/57	70,000	87,923
6.66%, 4/1/57	65,000	81,474
Nashville Health and Educational Facilities Board
4.05%, 7/1/26	100,000	103,139
New Jersey Turnpike Authority
7.41%, 1/1/40	100,000	147,013
7.10%, 1/1/41	15,000	21,233
North Texas Tollway Authority
6.72%, 1/1/49	55,000	79,264
State of Illinois
4.95%, 6/1/23	310,000	319,086
5.10%, 6/1/33	220,000	212,111

TOTAL MUNICIPAL BONDS (Cost: $1,337,734)		1,306,255

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(f) (Cost: $1,182,760)(g)	1,182,760	1,182,760

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $407,991,706)		398,451,358
Other Assets less Liabilities - 0.4%		1,679,004

NET ASSETS - 100.0%		$400,130,362

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Security, or portion thereof, was on loan at May 31, 2018 (See Note 2).
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown reflects the accrual rate as of May 31, 2018 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2018.
(g)

At May 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,148,986 and the total market value of the collateral held by the Fund was $1,182,760.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 4.6%

Federal Home Loan Mortgage Corporation - 1.5%
Federal Home Loan Mortgage Corp.
3.50%, 6/1/33(a)	$510,000	$517,052

Federal National Mortgage Association - 3.1%
Federal National Mortgage Association
2.50%, 6/1/33(a)	1,088,000	1,060,735

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,568,579)		1,577,787

U.S. GOVERNMENT OBLIGATIONS - 28.9%

U.S. Treasury Bill - 1.3%
U.S. Treasury Bill
1.83%, 8/2/18*	450,000	448,574

U.S. Treasury Bonds - 1.1%
U.S. Treasury Bond
8.75%, 5/15/20	216,000	242,338
7.63%, 11/15/22	106,000	128,140

Total U.S. Treasury Bonds		370,478

U.S. Treasury Notes - 26.5%
U.S. Treasury Note
1.00%, 3/15/19	635,000	629,022
0.75%, 8/15/19	1,000,300	981,896
2.50%, 5/31/20	181,000	181,325
1.50%, 6/15/20	559,000	548,934
1.50%, 7/15/20	699,200	685,831
2.00%, 2/28/21	692,500	683,195
2.63%, 5/15/21	3,349,000	3,358,484
1.13%, 8/31/21	718,500	686,280
1.50%, 1/31/22	392,700	377,621
1.88%, 7/31/22	691,100	670,650
2.75%, 5/31/23	283,000	284,155

Total U.S. Treasury Notes		9,087,393

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,934,799)		9,906,445

CORPORATE BONDS - 49.7%

United States - 49.7%
3M Co.
2.25%, 3/15/23	113,000	109,328
AbbVie, Inc.
2.50%, 5/14/20	148,000	146,774
Air Lease Corp.
2.13%, 1/15/20	169,000	166,079
3.88%, 4/1/21	106,000	107,279
Allergan, Inc.
3.38%, 9/15/20	23,000	23,045
American Express Credit Corp.
2.60%, 9/14/20, Series F	24,000	23,773
2.25%, 5/5/21	76,000	74,222
American International Group, Inc.
4.88%, 6/1/22	160,000	168,059
American Tower Corp.
3.50%, 1/31/23	109,000	108,162
Amgen, Inc.
2.20%, 5/22/19	47,000	46,787
3.88%, 11/15/21	49,000	50,101
Anthem, Inc.
2.25%, 8/15/19	206,000	204,552
Aon PLC
2.80%, 3/15/21	364,000	358,974
AT&T, Inc.
3.00%, 2/15/22	387,000	381,001
3.20%, 3/1/22	176,000	174,178
Bank of America Corp.
5.63%, 7/1/20	90,000	94,723
2.37%, 7/21/21, (2.369% fixed rate until 7/21/20; 3-month U.S. dollar London Interbank Offered Rate + 0.66% thereafter)(b)	111,000	109,055
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(b)	398,000	387,342
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	101,000	98,323
2.95%, 1/29/23	111,000	109,113
BB&T Corp.
2.05%, 5/10/21	41,000	39,733
Becton Dickinson and Co.
2.68%, 12/15/19	395,000	393,056
2.89%, 6/6/22	284,000	276,305
Berkshire Hathaway Finance Corp.
4.25%, 1/15/21	3,000	3,113
3.00%, 5/15/22	120,000	120,336
Capital One Financial Corp.
4.75%, 7/15/21	114,000	118,496
Celanese US Holdings LLC
5.88%, 6/15/21	100,000	106,525
Celgene Corp.
2.88%, 8/15/20	93,000	92,486
3.25%, 8/15/22	209,000	205,621
Citigroup, Inc.
2.50%, 7/29/19	389,000	388,197
2.65%, 10/26/20	145,000	143,156
Coca-Cola Co. (The)
1.88%, 10/27/20	60,000	58,826
3.30%, 9/1/21	59,000	59,901
Comcast Corp.
3.13%, 7/15/22	18,000	17,776
Crown Castle International Corp.
2.25%, 9/1/21	113,000	109,060
Delta Air Lines, Inc.
2.60%, 12/4/20	397,000	390,572
Discovery Communications LLC
5.05%, 6/1/20	164,000	170,122
Dow Chemical Co. (The)
4.25%, 11/15/20	94,000	96,675
4.13%, 11/15/21	165,000	169,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2018

Investments	Principal Amount	Value
Duke Energy Carolinas LLC
3.90%, 6/15/21	$6,000	$6,135
Ecolab, Inc.
4.35%, 12/8/21	104,000	108,316
Electronic Arts, Inc.
3.70%, 3/1/21	107,000	108,775
Enterprise Products Operating LLC
2.55%, 10/15/19	98,000	97,633
Exelon Generation Co. LLC
4.00%, 10/1/20	167,000	170,063
Expedia Group, Inc.
5.95%, 8/15/20	63,000	66,421
Express Scripts Holding Co.
4.75%, 11/15/21	222,000	230,481
Exxon Mobil Corp.
2.40%, 3/6/22	36,000	35,362
FedEx Corp.
2.63%, 8/1/22	10,000	9,730
Fidelity National Information Services, Inc.
3.63%, 10/15/20	51,000	51,577
General Mills, Inc.
2.60%, 10/12/22	200,000	192,467
General Motors Financial Co., Inc.
3.20%, 7/6/21	109,000	108,065
3.45%, 4/10/22	154,000	152,582
3.15%, 6/30/22	36,000	35,161
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	239,000	257,347
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	57,000	60,727
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	213,000	214,765
Home Depot, Inc. (The)
4.40%, 4/1/21	103,000	107,157
Host Hotels & Resorts L.P.
4.75%, 3/1/23, Series C	105,000	108,290
HP, Inc.
4.65%, 12/9/21	163,000	169,655
Huntington Bancshares, Inc.
3.15%, 3/14/21	80,000	79,894
Ingredion, Inc.
4.63%, 11/1/20	179,000	184,291
Intercontinental Exchange, Inc.
2.75%, 12/1/20	44,000	43,833
International Flavors & Fragrances, Inc.
3.20%, 5/1/23	109,000	106,618
International Lease Finance Corp.
8.25%, 12/15/20	16,000	17,830
John Deere Capital Corp.
2.80%, 3/6/23	111,000	108,821
JPMorgan Chase & Co.
2.25%, 1/23/20	53,000	52,459
4.63%, 5/10/21	36,000	37,514
2.30%, 8/15/21	36,000	35,003
4.35%, 8/15/21	56,000	57,851
4.50%, 1/24/22	268,000	278,694
KeyCorp
2.90%, 9/15/20	67,000	66,804
Kraft Heinz Foods Co.
3.50%, 6/6/22	102,000	101,788
L3 Technologies, Inc.
5.20%, 10/15/19	93,000	95,984
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	74,335
Marsh & McLennan Cos., Inc.
2.75%, 1/30/22	200,000	195,634
McDonald’s Corp.
2.75%, 12/9/20	600,000	599,429
Medtronic, Inc.
3.15%, 3/15/22	79,000	79,102
Merck & Co., Inc.
3.88%, 1/15/21	200,000	205,040
Microsoft Corp.
3.00%, 10/1/20	60,000	60,562
2.00%, 11/3/20	60,000	59,185
2.38%, 2/12/22	250,000	245,622
Morgan Stanley
5.50%, 7/28/21	80,000	85,121
4.88%, 11/1/22	258,000	269,481
Motorola Solutions, Inc.
3.75%, 5/15/22	299,000	298,564
Mylan, Inc.
2.55%, 3/28/19	21,000	20,960
National Rural Utilities Cooperative Finance Corp.
2.90%, 3/15/21	109,000	108,633
Newell Brands, Inc.
3.15%, 4/1/21	5,000	4,960
Oracle Corp.
2.80%, 7/8/21	69,000	68,811
Owens Corning
4.20%, 12/15/22	105,000	106,952
Packaging Corp. of America
2.45%, 12/15/20	147,000	144,614
PepsiCo, Inc.
2.15%, 10/14/20	51,000	50,315
Plains All American Pipeline L.P.
2.60%, 12/15/19	224,000	222,324
Primerica, Inc.
4.75%, 7/15/22	120,000	125,393
Progress Energy, Inc.
7.05%, 3/15/19	367,000	379,049
Republic Services, Inc.
5.50%, 9/15/19	74,000	76,535
Roper Technologies, Inc.
3.13%, 11/15/22	4,000	3,936
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	135,000	133,074
Ryder System, Inc.
2.80%, 3/1/22	269,000	263,631
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	232,000	250,858
Sabra Health Care L.P.
5.50%, 2/1/21	106,000	108,549
Sempra Energy
2.40%, 3/15/20	173,000	170,954
Sherwin-Williams Co. (The)
2.75%, 6/1/22	49,000	47,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2018

Investments	Principal Amount	Value
Southern California Edison Co.
1.85%, 2/1/22	$77,714	$76,419
Southwest Airlines Co.
2.75%, 11/16/22	11,000	10,744
State Street Corp.
2.55%, 8/18/20	33,000	32,838
SunTrust Banks, Inc.
2.90%, 3/3/21	188,000	186,494
Synchrony Financial
3.00%, 8/15/19	85,000	85,018
Synovus Financial Corp.
3.13%, 11/1/22	456,000	440,601
Sysco Corp.
1.90%, 4/1/19	496,000	493,099
Target Corp.
2.90%, 1/15/22	73,000	73,059
Time Warner Cable LLC
4.00%, 9/1/21	176,000	177,119
Time Warner, Inc.
4.88%, 3/15/20	93,000	96,080
4.75%, 3/29/21	102,000	106,073
Toyota Motor Credit Corp.
1.90%, 4/8/21	203,000	197,741
U.S. Bancorp
2.35%, 1/29/21	48,000	47,295
2.95%, 7/15/22	29,000	28,473
United Parcel Service, Inc.
2.05%, 4/1/21	100,000	97,989
UnitedHealth Group, Inc.
2.70%, 7/15/20	63,000	62,830
Verizon Communications, Inc.
2.45%, 11/1/22	44,000	42,202
VMware, Inc.
2.30%, 8/21/20	396,000	387,313
Walgreen Co.
3.10%, 9/15/22	23,000	22,657
Waste Management, Inc.
4.75%, 6/30/20	104,000	107,982
Wells Fargo & Co.
2.50%, 3/4/21	84,000	82,435
Welltower, Inc.
4.13%, 4/1/19	106,000	106,818
Willis Towers Watson PLC
5.75%, 3/15/21	41,000	43,307
Zimmer Biomet Holdings, Inc.
2.70%, 4/1/20	113,000	112,211

TOTAL CORPORATE BONDS (Cost: $17,249,152)		17,034,150

FOREIGN CORPORATE BONDS - 9.7%

Australia - 0.6%
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	106,000	106,903
Westpac Banking Corp.
2.10%, 5/13/21	112,000	108,611

Total Australia		215,514

Canada - 2.7%
Bank of Nova Scotia (The)
3.13%, 4/20/21	80,000	79,858
Barrick North America Finance LLC
4.40%, 5/30/21	272,000	281,990
Canadian Imperial Bank of Commerce
2.55%, 6/16/22	102,000	99,352
Emera US Finance L.P.
2.70%, 6/15/21	111,000	108,342
Fortis, Inc.
2.10%, 10/4/21	369,000	353,328
Royal Bank of Canada
2.50%, 1/19/21	1,000	985
TransCanada PipeLines Ltd.
2.50%, 8/1/22	1,000	966

Total Canada		924,821

Chile - 0.3%
Celulosa Arauco y Constitucion S.A.
7.25%, 7/29/19	86,000	89,926

Germany - 0.3%
Deutsche Bank AG
2.50%, 2/13/19	92,000	91,480

Japan - 2.2%
Mitsubishi UFJ Financial Group, Inc.
3.00%, 2/22/22	391,000	385,305
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/21	398,000	386,556

Total Japan		771,861

Netherlands - 0.9%
Shell International Finance B.V.
1.88%, 5/10/21	112,000	108,691
1.75%, 9/12/21	200,000	192,914

Total Netherlands		301,605

Peru - 0.6%
Southern Copper Corp.
3.50%, 11/8/22	208,000	205,019

United Kingdom - 2.1%
BAT Capital Corp.
2.76%, 8/15/22(c)	392,000	378,564
BP Capital Markets PLC
2.75%, 5/10/23	111,000	108,033
GlaxoSmithKline Capital PLC
3.13%, 5/14/21	150,000	150,618
WPP Finance PLC
3.63%, 9/7/22	70,000	69,543

Total United Kingdom		706,758

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,360,019)		3,306,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2018

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 0.1%

Canada - 0.1%
Province of Quebec Canada
2.63%, 2/13/23 (Cost: $25,538)	$26,000	$25,563

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Hungary - 0.6%
Hungary Government International Bond
6.25%, 1/29/20	95,000	99,432
6.38%, 3/29/21	118,000	126,538

Total Hungary		225,970

Mexico - 1.0%
Mexico Government International Bond
8.13%, 12/30/19	62,000	67,890
3.63%, 3/15/22	284,000	284,151

Total Mexico		352,041

Poland - 0.1%
Republic of Poland Government International Bond
5.13%, 4/21/21	26,000	27,306

Uruguay - 0.2%
Uruguay Government International Bond
8.00%, 11/18/22	55,000	62,837

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $682,866)		668,154

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6%

United States - 8.6%
COMM Mortgage Trust
3.80%, 8/10/46, Series 2013-CR10, Class ASB	80,000	81,711
2.93%, 2/10/47, Series 2014-CR15, Class A2	37,647	37,688
2.85%, 5/10/48, Series 2015-CR23, Class A2	250,000	249,924
3.04%, 11/10/49, Series 2016-CD2, Class A2	686,000	684,821
CSAIL Commercial Mortgage Trust
2.99%, 6/15/50, Series 2017-C8, Class A2	344,000	341,784
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.19%, 12/25/20, Series K012, Class A2^(b)	150,000	154,741
2.79%, 1/25/22, Series K718, Class A2	300,000	298,566
JPMCC Commercial Mortgage Securities Trust
3.24%, 3/15/50, Series 2017-JP5, Class A2	680,000	681,980
Morgan Stanley Bank of America Merrill Lynch Trust
2.79%, 2/15/48, Series 2015-C20, Class A2	200,000	199,849
2.70%, 12/15/48, Series 2013-C8, Class ASB	47,906	47,682
Wells Fargo Commercial Mortgage Trust
2.53%, 10/15/45, Series 2012-LC5, Class ASB	43,648	43,312
2.63%, 5/15/48, Series 2015-NXS1, Class A2	69,000	68,802
WFRBS Commercial Mortgage Trust
2.45%, 12/15/45, Series 2012-C10, Class ASB	46,180	45,693

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,978,983)		2,936,553

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $35,799,936)		35,455,636
Other Assets less Liabilities - (3.5)%		(1,203,111)

NET ASSETS - 100.0%		$34,252,525

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of May 31, 2018 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.8%

U.S. Treasury Notes - 99.8%
U.S. Treasury Floating Rate Notes
1.96%, 7/31/19, (3-month U.S. Treasury Bill Money Market Yield + 0.06%)*	$30,757,000	$30,795,225
1.95%, 10/31/19, (3-month U.S. Treasury Bill Money Market Yield + 0.048%)*	30,747,000	30,771,660
1.90%, 1/31/20, (3-month U.S. Treasury Bill Money Market Yield)*	33,754,000	33,749,629
1.94%, 4/30/20, (3-month U.S. Treasury Bill Money Market Yield + 0.033%)*	24,147,000	24,151,699

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $119,458,577)		119,468,213
Other Assets less Liabilities - 0.2%		204,226

NET ASSETS - 100.0%		$119,672,439

*	Floating rate note. Coupon shown is in effect at May 31, 2018. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 7.7%

U.S. Treasury Bond - 7.7%
U.S. Treasury Bond
3.50%, 2/15/39 (Cost: $3,170,974)	$2,942,300	$3,192,396

FOREIGN CORPORATE BONDS - 83.9%

Argentina - 1.9%
Banco Macro S.A.
6.75%, 11/4/26, Reg S, (6.75% fixed rate until 11/4/21; 5-year U.S. dollar Swap Rate + 5.463% thereafter)(a)	500,000	477,500
YPF S.A.
8.75%, 4/4/24(b)	305,000	315,675

Total Argentina		793,175

Brazil - 12.0%
Banco do Brasil S.A.
9.25%, 4/15/23, Reg S, (9.25% fixed rate until 4/15/23; 10-year Constant Maturity Treasury Rate + 7.327% thereafter)(a)(c)	260,000	267,722
4.88%, 4/19/23(b)	275,000	268,125
4.63%, 1/15/25(b)	350,000	329,595
Banco Safra S.A.
4.13%, 2/8/23(b)	450,000	434,250
Braskem Finance Ltd.
6.45%, 2/3/24	300,000	318,750
Fibria Overseas Finance Ltd.
4.00%, 1/14/25	500,000	468,125
Klabin Finance S.A.
4.88%, 9/19/27(b)	300,000	277,500
Minerva Luxembourg S.A.
5.88%, 1/19/28(b)	400,000	342,000
Petrobras Global Finance B.V.
5.75%, 2/1/29	1,000,000	895,000
5.63%, 5/20/43	21,000	17,692
Rede D’or Finance Sarl
4.95%, 1/17/28(b)	475,000	424,282
Rumo Luxembourg Sarl
5.88%, 1/18/25(b)	500,000	471,875
St Marys Cement, Inc.
5.75%, 1/28/27, Reg S	500,000	492,500

Total Brazil		5,007,416

Chile - 7.4%
Celulosa Arauco y Constitucion S.A.
3.88%, 11/2/27(b)	325,000	304,281
5.50%, 11/2/47(b)	325,000	319,312
Cencosud S.A.
4.88%, 1/20/23, Reg S(d)	551,000	544,801
Colbun S.A.
3.95%, 10/11/27(b)	325,000	305,500
Empresa Nacional del Petroleo
4.50%, 9/14/47(b)	250,000	222,188
Inversiones CMPC S.A.
4.75%, 9/15/24, Reg S	500,000	500,625
SACI Falabella
3.75%, 10/30/27(b)	500,000	459,375
Telefonica Chile S.A.
3.88%, 10/12/22, Reg S	450,000	441,000

Total Chile		3,097,082

China - 3.9%
Bank of China Ltd.
5.00%, 11/13/24, Reg S	350,000	359,707
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	350,000	352,644
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	500,000	483,481
Tencent Holdings Ltd.
3.60%, 1/19/28(b)	450,000	431,029

Total China		1,626,861

Colombia - 1.6%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(b)	540,000	537,300
Ecopetrol S.A.
5.88%, 5/28/45	149,000	143,096

Total Colombia		680,396

Ghana - 0.5%
Tullow Oil PLC
6.25%, 4/15/22, Reg S	200,000	199,250

Hong Kong - 2.3%
CNAC HK Finbridge Co., Ltd.
4.88%, 3/14/25, Reg S	500,000	501,906
Melco Resorts Finance Ltd.
4.88%, 6/6/25, Reg S	468,000	442,616

Total Hong Kong		944,522

India - 4.8%
Bharti Airtel Ltd.
4.38%, 6/10/25, Reg S	625,000	589,134
ICICI Bank Ltd.
3.25%, 9/9/22, Series EMTN, Reg S	200,000	191,576
Reliance Industries Ltd.
3.67%, 11/30/27(b)	617,000	573,714
Vedanta Resources PLC
6.38%, 7/30/22, Reg S	500,000	492,465
7.13%, 5/31/23, Reg S	150,000	148,912

Total India		1,995,801

Indonesia - 0.8%
Perusahaan Listrik Negara PT
4.13%, 5/15/27(b)	380,000	357,236

Israel - 3.7%
Israel Electric Corp., Ltd.
6.88%, 6/21/23, Reg S	500,000	552,500
4.25%, 8/14/28, Series GMTN, Reg S	600,000	573,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2018

Investments	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 7/21/23	$250,000	$214,762
3.15%, 10/1/26	250,000	202,188

Total Israel		1,542,450

Jamaica - 1.5%
Digicel Ltd.
6.00%, 4/15/21, Reg S	450,000	414,563
6.75%, 3/1/23, Reg S	250,000	217,500

Total Jamaica		632,063

Kazakhstan - 0.5%
KazMunayGas National Co. JSC
4.75%, 4/24/25(b)	200,000	201,500

Kuwait - 0.6%
Equate Petrochemical B.V.
3.00%, 3/3/22, Reg S	280,000	270,872

Luxembourg - 1.3%
Millicom International Cellular S.A.
6.00%, 3/15/25, Reg S	330,000	333,878
5.13%, 1/15/28(b)	216,000	198,450

Total Luxembourg		532,328

Mexico - 5.5%
Banco Mercantil del Norte S.A.
7.63%, 1/10/28, (7.625% fixed rate until 1/6/28; 10-year Constant Maturity Treasury Rate + 5.353% thereafter)(a)(b)(c)	200,000	199,000
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S	250,000	266,000
Cemex S.A.B. de C.V.
7.75%, 4/16/26, Reg S	900,000	972,675
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 7/17/23; 5-year Constant Maturity Treasury Rate + 3.28% until 7/17/28; 5-year Constant Maturity Treasury Rate + 3.53% until 7/17/43; 5-year Constant Maturity Treasury Rate + 4.28% thereafter)(a)(b)(c)	250,000	247,188
Mexichem S.A.B. de C.V.
4.00%, 10/4/27(b)	320,000	291,600
Petroleos Mexicanos
6.50%, 3/13/27	311,000	316,287

Total Mexico		2,292,750

Morocco - 2.5%
OCP S.A.
5.63%, 4/25/24, Reg S	1,000,000	1,028,750

Netherlands - 0.7%
Sigma Finance Netherlands B.V.
4.88%, 3/27/28(b)	300,000	286,500

Panama - 1.2%
Multibank, Inc.
4.38%, 11/9/22(b)	500,000	489,063

Peru - 3.9%
Banco de Credito del Peru
6.13%, 4/24/27, Reg S, (6.125% fixed rate until 4/24/22; 3-month U.S. dollar London Interbank Offered Rate + 7.043% thereafter)(a)(d)	600,000	637,110
Inretail Pharma S.A.
5.38%, 5/2/23(b)	300,000	304,125
Kallpa Generacion S.A.
4.13%, 8/16/27, Reg S(d)	250,000	227,188
Southern Copper Corp.
5.25%, 11/8/42	460,000	463,162

Total Peru		1,631,585

Russia - 11.8%
Evraz Group S.A.
8.25%, 1/28/21, Reg S	500,000	531,875
Gazprom Neft OAO via GPN Capital S.A.
6.00%, 11/27/23, Reg S	1,100,000	1,146,750
Gazprom OAO via Gaz Capital S.A.
6.00%, 1/23/21, Reg S	570,000	592,800
6.51%, 3/7/22, Reg S	450,000	477,000
Novolipetsk Steel via Steel Funding DAC
4.00%, 9/21/24(b)	250,000	233,125
4.00%, 9/21/24, Reg S	250,000	233,125
Sberbank of Russia via SB Capital S.A.
5.50%, 2/26/24, Reg S, (5.50% fixed rate until 2/26/19; 5-year Constant Maturity Treasury Rate + 4.023% thereafter)(a)	500,000	503,800
VEON Holdings B.V.
7.50%, 3/1/22, Reg S	200,000	214,500
5.95%, 2/13/23, Reg S	600,000	608,625
VTB Bank OJSC via VTB Capital S.A.
6.95%, 10/17/22, Reg S	353,000	362,707

Total Russia		4,904,307

Singapore - 1.3%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24, Reg S	525,000	527,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2018

Investments	Principal Amount	Value
South Africa - 1.1%
AngloGold Ashanti Holdings PLC
6.50%, 4/15/40	$102,000	$101,873
Growthpoint Properties International Pty Ltd.
5.87%, 5/2/23(b)	350,000	359,625

Total South Africa		461,498

South Korea - 2.4%
Woori Bank
4.75%, 4/30/24, Reg S	1,000,000	1,013,122

Thailand - 1.4%
PTTEP Treasury Center Co., Ltd.
4.60%, 7/17/22, Reg S, (4.60% fixed rate until 7/17/22; 5-year Constant Maturity Treasury Rate + 2.724% until 7/17/27; 6-month U.S. dollar London Interbank Offered Rate + 2.90% until 7/17/42; 6-month U.S. dollar London Interbank Offered Rate + 3.65% thereafter)(a)(c)	600,000	579,900

Turkey - 6.2%
TC Ziraat Bankasi A/S
4.75%, 4/29/21, Reg S	300,000	282,000
Tupras Turkiye Petrol Rafinerileri A/S
4.50%, 10/18/24(b)	500,000	462,500
Turkiye Garanti Bankasi A/S
5.25%, 9/13/22, Reg S	500,000	478,750
5.88%, 3/16/23, Reg S	350,000	338,625
Turkiye Is Bankasi A/S
5.38%, 10/6/21, Reg S	250,000	236,562
5.50%, 4/21/22, Reg S	500,000	468,750
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23(b)	346,000	317,455

Total Turkey		2,584,642

United Arab Emirates - 2.6%
Abu Dhabi National Energy Co. PJSC
4.38%, 6/22/26, Reg S	1,000,000	985,625
DP World Ltd.
6.85%, 7/2/37, Reg S	100,000	119,250

Total United Arab Emirates		1,104,875

Zambia - 0.5%
First Quantum Minerals Ltd.
6.88%, 3/1/26(b)	200,000	191,125

TOTAL FOREIGN CORPORATE BONDS (Cost: $36,281,110)		34,976,457

FOREIGN GOVERNMENT AGENCIES - 0.6%

Indonesia - 0.6%
Lembaga Pembiayaan Ekspor Indonesia
3.88%, 4/6/24, Series EMTN, Reg S (Cost: $251,471)	250,000	242,500

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%

Nigeria - 0.5%
Nigeria Government International Bond
6.50%, 11/28/27, Reg S	200,000	197,750

Saudi Arabia - 1.4%
Saudi Government International Bond
4.00%, 4/17/25(b)	600,000	596,100

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $794,438)		793,850

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(e) (Cost: $512,650)(f)	512,650	512,650

TOTAL INVESTMENTS IN SECURITIES - 95.3% (Cost: $41,010,643)		39,717,853
Other Assets less Liabilities - 4.7%		1,953,036

NET ASSETS - 100.0%		$41,670,889

(a)	Rate shown reflects the accrual rate as of May 31, 2018 on securities with variable or step rates.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	The security has a perpetual maturity; the date displayed is the next call date.
(d)	Security, or portion thereof, was on loan at May 31, 2018 (See Note 2).
(e)	Rate shown represents annualized 7-day yield as of May 31, 2018.
(f)

At May 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $494,773 and the total market value of the collateral held by the Fund was $512,650.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	20	9/19/18	$(2,902,500)	$5,783
U.S. Treasury Ultra Long Term Bond	1	9/19/18	(159,500)	476
Ultra 10 Year U.S. Treasury Note	36	9/19/18	(4,620,375)	17,844

			$(7,682,375)	$24,103

Long Exposure
10 Year U.S. Treasury Note	1	9/19/18	$120,438	$876
2 Year U.S. Treasury Note	18	9/28/18	3,820,219	4,188
5 Year U.S. Treasury Note	36	9/28/18	4,100,062	16,031

			$8,040,719	$21,095

Total - Net			$358,344	$45,198

†	As of May 31, 2018, cash collateral posted by the Fund with the broker for futures contracts was $86,252.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2018

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT AGENCIES - 0.7%

South Africa - 0.1%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	3,550,000	ZAR	$283,552

Turkey - 0.6%
Kreditanstalt fuer Wiederaufbau
9.25%, 5/22/20, Reg S	5,100,000	TRY	990,012

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,995,031)			1,273,564

FOREIGN GOVERNMENT OBLIGATIONS - 88.0%

Argentina - 2.3%
Argentine Bonos del Tesoro
18.20%, 10/3/21	33,710,000	ARS	1,233,284
16.00%, 10/17/23	30,663,000	ARS	1,096,953
15.50%, 10/17/26	45,140,000	ARS	1,615,965

Total Argentina			3,946,202

Brazil - 10.2%
Brazil Letras do Tesouro Nacional
8.94%, 1/1/22, Series LTN(a)	14,365,000	BRL	2,747,312
Brazil Notas do Tesouro Nacional
10.00%, 1/1/21, Series F	29,603,000	BRL	8,151,382
10.00%, 1/1/23, Series F	9,465,000	BRL	2,513,484
10.00%, 1/1/25, Series F	8,539,000	BRL	2,197,875
10.00%, 1/1/27, Series F	8,105,000	BRL	2,031,105
Brazilian Government International Bond
12.50%, 1/5/22	929,000	BRL	286,172

Total Brazil			17,927,330

Chile - 3.0%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 3/1/21	785,000,000	CLP	1,270,687
4.50%, 3/1/26	1,365,000,000	CLP	2,160,362
5.00%, 3/1/35	1,200,000,000	CLP	1,884,764

Total Chile			5,315,813

China - 3.1%
China Government Bond
3.09%, 11/22/18	1,000,000	CNH	155,552
3.09%, 6/29/20, Reg S	6,000,000	CNY	921,270
2.48%, 12/1/20	7,500,000	CNY	1,131,021
3.25%, 7/4/21	7,000,000	CNH	1,071,542
2.36%, 8/18/21, Reg S	2,500,000	CNY	372,039
3.10%, 6/29/22	6,500,000	CNY	983,532
3.16%, 6/27/23	5,000,000	CNY	752,199

Total China			5,387,155

Colombia - 6.0%
Colombia Government International Bond
7.75%, 4/14/21	2,209,000,000	COP	812,846
Colombian TES
11.00%, 7/24/20, Series B	2,252,900,000	COP	874,903
7.00%, 5/4/22, Series B	3,891,400,000	COP	1,414,214
10.00%, 7/24/24, Series B	6,324,800,000	COP	2,622,403
6.00%, 4/28/28, Series B	10,755,400,000	COP	3,567,900
7.75%, 9/18/30, Series B	1,792,300,000	COP	670,879
7.00%, 6/30/32, Series B	1,626,500,000	COP	563,818

Total Colombia			10,526,963

Hungary - 3.0%
Hungary Government Bond
7.50%, 11/12/20, Series 20/A	205,030,000	HUF	869,974
7.00%, 6/24/22, Series 22/A	226,560,000	HUF	1,006,327
1.75%, 10/26/22, Series 22/B	350,000,000	HUF	1,284,441
3.00%, 6/26/24, Series 24/B	328,060,000	HUF	1,254,378
3.00%, 10/27/27, Series 27/A	211,830,000	HUF	769,142

Total Hungary			5,184,262

India - 7.0%
India Government Bond
8.27%, 6/9/20	103,000,000	INR	1,546,164
7.80%, 4/11/21	100,000,000	INR	1,486,608
7.68%, 12/15/23	200,000,000	INR	2,922,091
8.40%, 7/28/24	134,000,000	INR	2,020,350
7.59%, 3/20/29	100,000,000	INR	1,423,702
7.88%, 3/19/30	100,000,000	INR	1,454,822
9.20%, 9/30/30	90,920,000	INR	1,460,823

Total India			12,314,560

Indonesia - 8.9%
Indonesia Treasury Bond
7.00%, 5/15/22, Series FR61	10,109,000,000	IDR	734,076
8.38%, 3/15/24, Series FR70	31,124,000,000	IDR	2,381,189
8.38%, 9/15/26, Series FR56	47,091,000,000	IDR	3,625,468
9.00%, 3/15/29, Series FR71	16,390,000,000	IDR	1,315,510
8.75%, 5/15/31, Series FR73	30,207,000,000	IDR	2,369,446
8.25%, 6/15/32, Series FR58	49,064,000,000	IDR	3,689,800
8.25%, 5/15/36, Series FR72	13,440,000,000	IDR	1,022,871
8.75%, 2/15/44, Series FR67	6,637,000,000	IDR	523,498

Total Indonesia			15,661,858

Malaysia - 3.2%
Malaysia Government Bond
4.38%, 11/29/19, Series 0902	2,587,000	MYR	658,136
4.16%, 7/15/21, Series 0111	2,088,000	MYR	530,275
3.42%, 8/15/22, Series 0112	4,343,000	MYR	1,069,558
4.18%, 7/15/24, Series 0114	1,335,000	MYR	336,840
4.39%, 4/15/26, Series 0311	3,144,000	MYR	794,257
3.90%, 11/16/27, Series 0417	4,000,000	MYR	976,235
4.50%, 4/15/30, Series 0310	2,333,000	MYR	574,241
4.25%, 5/31/35, Series 0415	1,100,000	MYR	256,768
4.76%, 4/7/37, Series 0317	1,515,000	MYR	374,444

Total Malaysia			5,570,754

Mexico - 3.7%
Mexican Bonos
5.00%, 12/11/19, Series M	11,059,000	MXN	531,896
8.00%, 6/11/20, Series M	2,500,000	MXN	125,881
6.50%, 6/10/21, Series M	12,355,000	MXN	597,296
6.50%, 6/9/22, Series M	13,487,000	MXN	644,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2018

Investments	Principal Amount†		Value
10.00%, 12/5/24, Series M 20	24,593,000	MXN	$1,369,633
7.75%, 5/29/31, Series M	10,133,000	MXN	502,219
7.75%, 11/23/34, Series M	13,209,000	MXN	651,269
10.00%, 11/20/36, Series M 30	10,452,000	MXN	627,745
8.50%, 11/18/38, Series M 30	4,854,000	MXN	256,700
7.75%, 11/13/42, Series M	14,142,000	MXN	693,129
8.00%, 11/7/47, Series M	10,000,000	MXN	503,259

Total Mexico			6,503,360

Peru - 3.1%
Peru Government Bond
6.15%, 8/12/32, Reg S	1,000	PEN	311
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	1,361,000	PEN	460,978
5.70%, 8/12/24, Reg S	2,225,000	PEN	705,789
8.20%, 8/12/26, Reg S	4,788,000	PEN	1,761,315
6.95%, 8/12/31, Reg S	4,726,000	PEN	1,589,335
6.90%, 8/12/37, Reg S	3,010,000	PEN	982,565

Total Peru			5,500,293

Philippines - 3.2%
Philippine Government International Bond
4.95%, 1/15/21	91,000,000	PHP	1,730,170
3.90%, 11/26/22	98,000,000	PHP	1,781,555
6.25%, 1/14/36	102,000,000	PHP	2,078,132

Total Philippines			5,589,857

Poland - 6.2%
Republic of Poland Government Bond
3.25%, 7/25/19, Series 0719	1,500,000	PLN	414,287
1.50%, 4/25/20, Series 0420	5,000,000	PLN	1,351,686
1.75%, 7/25/21, Series 0721	855,000	PLN	229,803
5.75%, 10/25/21, Series 1021	2,360,000	PLN	715,989
2.25%, 4/25/22, Series 0422	4,979,000	PLN	1,348,862
5.75%, 9/23/22, Series 0922	2,223,000	PLN	685,631
2.50%, 1/25/23, Series 0123	5,000,000	PLN	1,356,038
4.00%, 10/25/23, Series 1023	8,046,000	PLN	2,328,822
2.50%, 7/25/26, Series 0726	975,000	PLN	252,002
2.50%, 7/25/27, Series 0727	8,135,000	PLN	2,078,624

Total Poland			10,761,744

Romania - 3.1%
Romania Government Bond
2.50%, 4/29/19, Series 3Y	1,650,000	RON	411,741
2.25%, 2/26/20, Series 4Y	835,000	RON	205,291
5.75%, 4/29/20, Series 7Y	3,430,000	RON	894,684
3.25%, 3/22/21, Series 5Y	2,930,000	RON	721,099
5.95%, 6/11/21, Series 10Y	4,020,000	RON	1,061,536
5.85%, 4/26/23, Series 10Y	2,970,000	RON	788,271
3.25%, 4/29/24, Series 7Y	140,000	RON	32,541
4.75%, 2/24/25, Series 10Y	2,495,000	RON	626,826
5.80%, 7/26/27, Series 15Y	2,500,000	RON	669,087

Total Romania			5,411,076

Russia - 9.4%
Russian Federal Bond - OFZ
6.80%, 12/11/19, Series 6210	40,120,000	RUB	644,739
7.50%, 8/18/21, Series 6217	203,110,000	RUB	3,324,304
7.00%, 1/25/23, Series 6211	105,054,000	RUB	1,700,349
7.00%, 8/16/23, Series 6215	239,105,000	RUB	3,878,134
7.75%, 9/16/26, Series 6219	100,000,000	RUB	1,659,059
7.05%, 1/19/28, Series 6212	149,885,000	RUB	2,376,781
8.50%, 9/17/31, Series 6218	99,595,000	RUB	1,751,667
7.70%, 3/23/33, Series 6221	65,975,000	RUB	1,082,894

Total Russia			16,417,927

South Africa - 4.5%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	6,512,000	ZAR	573,714
7.00%, 2/28/31, Series R213	6,092,000	ZAR	407,681
6.25%, 3/31/36, Series R209	28,101,600	ZAR	1,642,496
9.00%, 1/31/40, Series 2040	33,000,000	ZAR	2,503,680
8.75%, 1/31/44, Series 2044	5,000,000	ZAR	367,974
8.75%, 2/28/48, Series 2048	33,120,000	ZAR	2,435,686

Total South Africa			7,931,231

Thailand - 4.9%
Thailand Government Bond
3.65%, 12/17/21	16,735,000	THB	554,510
1.88%, 6/17/22	13,870,000	THB	431,918
3.63%, 6/16/23	36,784,000	THB	1,232,848
3.85%, 12/12/25	57,480,000	THB	1,963,795
2.13%, 12/17/26	33,000,000	THB	994,084
4.88%, 6/22/29	28,602,000	THB	1,064,121
3.65%, 6/20/31	36,000,000	THB	1,193,433
3.40%, 6/17/36	37,500,000	THB	1,191,759

Total Thailand			8,626,468

Turkey - 3.2%
Turkey Government Bond
8.50%, 7/10/19	3,066,000	TRY	625,032
9.50%, 1/12/22	9,114,000	TRY	1,695,273
8.50%, 9/14/22	8,439,000	TRY	1,510,203
8.00%, 3/12/25	5,067,000	TRY	825,246
11.00%, 2/24/27	5,000,000	TRY	938,853

Total Turkey			5,594,607

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $186,766,684)			154,171,460

SUPRANATIONAL BONDS - 5.0%
European Bank for Reconstruction & Development
6.45%, 12/13/22, Reg S	37,910,000,000	IDR	2,599,963
European Investment Bank
7.63%, 1/12/22	40,000,000	MXN	1,963,243
8.38%, 7/29/22, Reg S	7,235,000	ZAR	578,172
8.13%, 12/21/26	24,740,000	ZAR	1,920,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2018

Investments	Principal Amount†		Value
International Finance Corp.
7.50%, 1/18/28	37,000,000	MXN	$1,774,160

TOTAL SUPRANATIONAL BONDS (Cost: $9,359,316)			8,836,272

REPURCHASE AGREEMENT - 2.8%

United States - 2.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/2018 (tri-party custodian: The Bank of New York Mellon Corp.), 1.77% due 6/1/18; Proceeds at maturity - $4,820,237 (fully collateralized by Fannie Mae Pool, 3.00% - 4.00% due 6/1/42 - 2/1/45, Freddie Mac Gold Pool, 3.50% - 5.50% due 9/1/18 - 5/1/26, U.S. Treasury Note, 1.63% due 11/30/20, U.S. Treasury Bond Principal STRIPS, 0.00% due 8/15/29; Market value - $4,917,240) (Cost: $4,820,000)	4,820,000		4,820,000

TOTAL INVESTMENTS IN SECURITIES - 96.5% (Cost: $202,941,031)			169,101,296
Other Assets less Liabilities - 3.5%			6,168,178

NET ASSETS - 100.0%			$175,269,474

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2018.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco Colpatria	6/6/2018	921,091	USD	2,661,862,202	COP	$—	$(604)
Bank of America N.A.	6/20/2018	1,526,019	USD	100,000,000	INR	47,508	—
Citibank N.A.	6/20/2018	90,000,000	INR	1,362,192	USD	—	(31,532)
Citibank N.A.	6/20/2018	1,000,000	TRY	218,756	USD	—	(13)
Deutsche Bank AG	6/5/2018	362,927	USD	5,037,420,185	IDR	392	—
Goldman Sachs	6/20/2018	8,000,000	MXN	437,561	USD	—	(38,941)
Goldman Sachs	6/20/2018	515,650	USD	9,500,000	MXN	42,288	—
JP Morgan Chase Bank N.A.	6/20/2018	490,526	USD	32,100,000	INR	15,924	—
JP Morgan Chase Bank N.A.	6/20/2018	177,085	USD	12,000,000	INR	—	(336)
JP Morgan Chase Bank N.A.	6/20/2018	312,020	USD	10,000,000	THB	—	(726)
Morgan Stanley & Co. International	6/20/2018	57,020,000	MXN	3,024,999	USD	—	(183,834)
Royal Bank of Canada	6/20/2018	90,000,000	THB	2,904,163	USD	—	(89,447)
Royal Bank of Canada	6/20/2018	916,211	USD	62,000,000	INR	—	(466)
Royal Bank of Canada	6/20/2018	308,866	USD	9,880,000	THB	—	(127)
State Street Bank and Trust	6/1/2018	14,211	USD	56,629	MYR	—	(17)
UBS AG	6/4/2018	891,865	USD	17,821,080	MXN	1,363	—
UBS AG	6/20/2018	10,300,000	TRY	2,586,129	USD	—	(333,077)
UBS AG	6/20/2018	1,052,696	USD	19,500,000	MXN	81,059	—

						$188,534	$(679,120)

CURRENCY LEGEND

ARS	Argentine Peso
BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2018

HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian Nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 84.7%

United States - 84.7%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/22(a)(b)	$363,000	$366,630
99 Cents Only Stores LLC
13.00%, 4/14/22, PIK(a)	50,000	45,250
Abe Investment Holdings, Inc.
7.00%, 10/15/20(a)	150,000	134,250
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	27,000	27,135
5.63%, 2/15/23	511,000	519,304
Acosta, Inc.
7.75%, 10/1/22(a)(b)	306,000	183,983
Actuant Corp.
5.63%, 6/15/22	321,000	324,210
ADT Corp. (The)
6.25%, 10/15/21	858,000	888,030
Advanced Micro Devices, Inc.
7.50%, 8/15/22(b)	404,000	443,430
Aircastle Ltd.
4.63%, 12/15/18	104,000	104,780
5.13%, 3/15/21	488,000	501,420
5.00%, 4/1/23	200,000	204,500
AK Steel Corp.
7.63%, 10/1/21(b)	285,000	293,194
Aleris International, Inc.
7.88%, 11/1/20	536,000	544,040
9.50%, 4/1/21(a)	125,000	131,094
Allegheny Technologies, Inc.
5.95%, 1/15/21	170,000	172,550
Allegiant Travel Co.
5.50%, 7/15/19	150,000	152,250
Alliance One International, Inc.
8.50%, 4/15/21(a)	150,000	154,875
9.88%, 7/15/21(b)	572,000	532,675
Ally Financial, Inc.
4.75%, 9/10/18	630,000	632,992
8.00%, 12/31/18(b)	226,000	232,441
3.50%, 1/27/19	671,000	672,677
3.75%, 11/18/19	518,000	519,942
7.50%, 9/15/20	700,000	752,360
4.25%, 4/15/21	546,000	551,460
AMC Entertainment Holdings, Inc.
5.88%, 2/15/22(b)	229,000	232,721
American Airlines Group, Inc.
5.50%, 10/1/19(a)	491,000	502,047
4.63%, 3/1/20(a)	364,000	365,219
American Axle & Manufacturing, Inc.
6.63%, 10/15/22(b)	295,000	304,219
American Midstream Partners L.P.
8.50%, 12/15/21(a)	373,000	365,540
American Tire Distributors, Inc.
10.25%, 3/1/22(a)	386,000	191,070
Amkor Technology, Inc.
6.38%, 10/1/22	351,000	360,653
Amsted Industries, Inc.
5.00%, 3/15/22(a)	452,000	453,130
Andeavor Logistics L.P.
5.50%, 10/15/19	203,000	208,471
Anixter, Inc.
5.13%, 10/1/21	621,000	639,630
Antero Resources Corp.
5.38%, 11/1/21	897,000	909,782
APX Group, Inc.
8.75%, 12/1/20	700,000	673,750
7.88%, 12/1/22	533,000	527,670
Archrock Partners L.P.
6.00%, 4/1/21	243,000	243,608
6.00%, 10/1/22	25,000	25,094
Arconic, Inc.
6.15%, 8/15/20	305,000	319,899
5.40%, 4/15/21	617,000	635,448
5.87%, 2/23/22	538,000	564,954
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	82,000	79,540
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	829,000	897,392
Ashland LLC
4.75%, 8/15/22	620,000	623,875
AV Homes, Inc.
6.63%, 5/15/22	195,000	198,461
Avis Budget Car Rental LLC
5.13%, 6/1/22(a)(b)	308,000	303,426
B&G Foods, Inc.
4.63%, 6/1/21	412,000	406,850
Ball Corp.
4.38%, 12/15/20	566,000	577,728
Beazer Homes USA, Inc.
8.75%, 3/15/22	240,000	258,000
Berry Global, Inc.
5.50%, 5/15/22	210,000	213,938
BI-LO LLC
9.25%, 2/15/19(a)(c)	125,000	125,313
Blackboard, Inc.
9.75%, 10/15/21(a)(b)	100,000	63,500
Blackstone CQP Holdco L.P.
6.00%, 8/18/21(a)	200,000	200,500
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	524,000	535,905
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	1,070,000	1,099,532
Bon-Ton Department Stores, Inc. (The)
8.00%, 6/15/21(c)	50,000	8,500
Boxer Parent Co., Inc.
9.00%, 10/15/19, Toggle PIK (9.00% Cash or 9.75% PIK)(a)	12,000	12,060
Bristow Group, Inc.
6.25%, 10/15/22(b)	450,000	352,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(b)(d)	$478,000	$452,619
Cable One, Inc.
5.75%, 6/15/22(a)	350,000	357,438
Cablevision Systems Corp.
8.00%, 4/15/20	800,000	846,000
CalAtlantic Group, Inc.
8.38%, 1/15/21	250,000	285,938
California Resources Corp.
8.00%, 12/15/22(a)	1,150,000	1,020,717
Calpine Corp.
6.00%, 1/15/22(a)	551,000	562,709
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	581,000	574,464
Cardtronics, Inc.
5.13%, 8/1/22	112,000	109,480
Carpenter Technology Corp.
5.20%, 7/15/21(b)	250,000	258,235
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20	123,000	123,769
6.25%, 4/15/23(b)	359,000	365,282
CCO Holdings LLC
5.25%, 9/30/22	670,000	677,119
5.13%, 2/15/23	782,000	782,000
CEC Entertainment, Inc.
8.00%, 2/15/22(b)	222,000	198,968
Centene Corp.
5.63%, 2/15/21	453,000	466,232
4.75%, 5/15/22	816,000	828,240
Century Aluminum Co.
7.50%, 6/1/21(a)(b)	260,000	263,900
Century Communities, Inc.
6.88%, 5/15/22	342,000	353,690
CenturyLink, Inc.
6.15%, 9/15/19, Series Q	90,000	92,784
5.63%, 4/1/20, Series V	889,000	903,446
5.80%, 3/15/22, Series T	1,032,000	1,024,518
Cenveo Corp.
6.00%, 8/1/19(a)(c)	137,000	52,060
Cequel Communications Holdings I LLC
5.125%, 12/15/21(a)	788,000	788,088
CF Industries, Inc.
7.13%, 5/1/20	448,000	477,120
Chesapeake Energy Corp.
6.63%, 8/15/20(b)	240,000	249,048
6.13%, 2/15/21(b)	899,000	912,485
8.00%, 12/15/22(a)	550,000	583,687
5.75%, 3/15/23	100,000	94,500
Choice Hotels International, Inc.
5.75%, 7/1/22	656,000	687,357
CIT Group, Inc.
3.88%, 2/19/19	323,500	325,118
5.38%, 5/15/20	400,000	413,000
5.00%, 8/15/22	739,000	752,856
CITGO Holding, Inc.
10.75%, 2/15/20(a)	548,000	587,730
CITGO Petroleum Corp.
6.25%, 8/15/22(a)	100,000	100,000
Claire’s Stores, Inc.
9.00%, 3/15/19(a)(b)(c)	308,000	180,950
Clean Harbors, Inc.
5.13%, 6/1/21	678,000	683,932
Clear Channel International B.V.
8.75%, 12/15/20(a)	200,000	208,500
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series B	800,000	803,000
6.50%, 11/15/22, Series A	753,000	771,825
6.50%, 11/15/22, Series B	200,000	205,250
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	155,000	156,550
CNO Financial Group, Inc.
4.50%, 5/30/20(b)	200,000	202,000
CNX Resources Corp.
5.88%, 4/15/22	649,000	656,301
8.00%, 4/1/23	450,000	478,125
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	200,000	204,000
CommScope, Inc.
5.00%, 6/15/21(a)	596,000	601,215
Community Health Systems, Inc.
8.00%, 11/15/19(b)	625,000	609,375
5.13%, 8/1/21(b)	898,000	848,332
6.88%, 2/1/22	692,000	366,760
6.25%, 3/31/23	1,000,000	937,500
Comstock Resources, Inc.
10.00%, 3/15/20, Toggle PIK (10.00% Cash or 12.25% PIK)	208,000	218,920
Consolidated Communications, Inc.
6.50%, 10/1/22	148,000	138,380
Continental Resources, Inc.
5.00%, 9/15/22	1,365,000	1,387,295
Covanta Holding Corp.
6.38%, 10/1/22	200,000	204,000
Credit Acceptance Corp.
6.13%, 2/15/21	238,000	239,785
Crescent Communities LLC
8.88%, 10/15/21(a)	252,000	268,380
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	400,000	409,000
CSC Holdings LLC
6.75%, 11/15/21	1,276,000	1,350,582
CSI Compressco L.P.
7.25%, 8/15/22	100,000	94,250
CURO Financial Technologies Corp.
12.00%, 3/1/22(a)	235,000	257,325
CVR Refining LLC
6.50%, 11/1/22	500,000	510,000
Darling Ingredients, Inc.
5.38%, 1/15/22	200,000	203,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
DaVita, Inc.
5.75%, 8/15/22	$746,000	$762,319
DCP Midstream Operating L.P.
5.35%, 3/15/20(a)	263,000	270,233
4.75%, 9/30/21(a)	1,025,000	1,040,375
Dell International LLC
5.88%, 6/15/21(a)	300,000	308,738
Dell, Inc.
5.88%, 6/15/19(b)	350,000	360,920
Denbury Resources, Inc.
9.00%, 5/15/21(a)	498,000	531,615
9.25%, 3/31/22(a)	225,000	240,188
5.50%, 5/1/22	133,000	118,038
DISH DBS Corp.
7.88%, 9/1/19	902,000	936,727
5.13%, 5/1/20	625,000	619,531
6.75%, 6/1/21	1,580,000	1,583,950
5.00%, 3/15/23	350,000	303,086
DJO Finance LLC
8.13%, 6/15/21(a)	705,000	712,931
DPL, Inc.
7.25%, 10/15/21	712,000	778,750
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)(b)	50,000	50,250
Dun & Bradstreet Corp. (The)
4.25%, 6/15/20	40,000	40,134
4.63%, 12/1/22	250,000	250,724
DynCorp International, Inc.
11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	191,505	201,080
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	323,000	327,910
Edgewell Personal Care Co.
4.70%, 5/19/21	160,000	160,800
EMC Corp.
1.88%, 6/1/18	1,057,000	1,057,000
2.65%, 6/1/20	1,227,000	1,198,617
Encompass Health Corp.
5.13%, 3/15/23	306,000	310,590
Endo Finance LLC
5.75%, 1/15/22(a)	420,000	353,850
7.25%, 1/15/22(a)	155,000	135,044
Energen Corp.
4.63%, 9/1/21	386,000	386,965
Energy Transfer Equity L.P.
7.50%, 10/15/20	719,000	776,520
4.25%, 3/15/23	300,000	291,375
Enova International, Inc.
9.75%, 6/1/21	390,000	409,500
EnPro Industries, Inc.
5.88%, 9/15/22	356,000	365,790
Ensco PLC
4.70%, 3/15/21	133,000	131,005
Envision Healthcare Corp.
5.63%, 7/15/22	1,117,000	1,143,529
Enviva Partners L.P.
8.50%, 11/1/21	350,000	367,062
EP Energy LLC
9.38%, 5/1/24(a)	279,000	220,494
Equinix, Inc.
5.38%, 1/1/22	478,000	492,937
5.38%, 4/1/23	300,000	308,250
EV Energy Partners L.P.
8.00%, 4/15/19(c)	131,000	63,535
FBM Finance, Inc.
8.25%, 8/15/21(a)	50,000	52,590
Ferrellgas L.P.
6.50%, 5/1/21(b)	461,000	429,882
Ferroglobe PLC
9.38%, 3/1/22(a)	174,000	185,310
First Quality Finance Co., Inc.
4.63%, 5/15/21(a)	475,000	467,281
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	256,000	259,520
Forum Energy Technologies, Inc.
6.25%, 10/1/21	500,000	504,375
Freeport-McMoRan, Inc.
3.10%, 3/15/20	585,000	579,150
4.00%, 11/14/21	876,000	871,620
6.88%, 2/15/23	630,000	678,825
3.88%, 3/15/23	925,000	891,478
Frontier Communications Corp.
8.13%, 10/1/18(b)	387,000	393,772
9.25%, 7/1/21	540,000	516,375
10.50%, 9/15/22(b)	800,000	724,000
7.13%, 1/15/23(b)	300,000	221,625
FTI Consulting, Inc.
6.00%, 11/15/22	200,000	205,076
GameStop Corp.
6.75%, 3/15/21(a)(b)	350,000	351,750
Gates Global LLC
6.00%, 7/15/22(a)	643,000	651,037
GCI, Inc.
6.75%, 6/1/21	223,000	226,345
General Cable Corp.
5.75%, 10/1/22	286,000	293,865
Genesis Energy L.P.
6.75%, 8/1/22	200,000	204,000
GenOn Energy, Inc.
7.88%, 6/15/17(c)(h)	110,000	101,475
Genworth Holdings, Inc.
7.20%, 2/15/21	257,000	253,893
7.63%, 9/24/21	336,000	333,480
Global Partners L.P.
6.25%, 7/15/22	361,000	352,878
GLP Capital L.P.
4.88%, 11/1/20	801,000	815,017
Gogo Intermediate Holdings LLC
12.50%, 7/1/22(a)(b)	210,000	223,650
Graphic Packaging International LLC
4.75%, 4/15/21	185,000	186,850
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	210,000	214,200
Greif, Inc.
7.75%, 8/1/19	254,000	265,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
Griffon Corp.
5.25%, 3/1/22	$485,000	$469,844
Group 1 Automotive, Inc.
5.00%, 6/1/22	591,000	595,432
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	82,000	82,615
9.25%, 3/1/21(a)	285,000	285,000
8.38%, 8/15/22(a)	445,000	448,337
HC2 Holdings, Inc.
11.00%, 12/1/19(a)	169,000	172,329
HCA Healthcare, Inc.
6.25%, 2/15/21	450,000	472,500
HCA, Inc.
3.75%, 3/15/19	484,000	487,630
6.50%, 2/15/20	1,029,000	1,077,877
7.50%, 2/15/22	988,000	1,081,860
5.88%, 3/15/22	1,227,000	1,292,951
Hecla Mining Co.
6.88%, 5/1/21	467,000	477,216
Herc Rentals, Inc.
7.50%, 6/1/22(a)	428,000	454,750
Hertz Corp. (The)
5.88%, 10/15/20(b)	300,000	290,310
7.38%, 1/15/21(b)	325,000	319,313
6.25%, 10/15/22(b)	300,000	268,500
Hexion Nova Scotia Finance ULC
9.00%, 11/15/20(b)	294,000	246,960
Hexion, Inc.
6.63%, 4/15/20	558,000	528,007
HighPoint Operating Corp.
7.00%, 10/15/22(b)	355,000	359,331
Hillman Group, Inc. (The)
6.38%, 7/15/22(a)	240,000	232,200
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20	165,000	119,625
5.00%, 3/1/21	238,000	153,510
HRG Group, Inc.
7.75%, 1/15/22	330,000	339,801
Hughes Satellite Systems Corp.
6.50%, 6/15/19	350,000	362,250
7.63%, 6/15/21	550,000	587,812
Huntsman International LLC
4.88%, 11/15/20(b)	738,000	756,450
Icahn Enterprises L.P.
6.00%, 8/1/20	975,000	993,891
5.88%, 2/1/22	888,000	900,210
6.25%, 2/1/22	100,000	102,625
Immucor, Inc.
11.13%, 2/15/22(a)(b)	215,000	221,450
Infor Software Parent LLC
7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	290,000	292,538
Infor U.S., Inc.
5.75%, 8/15/20(a)	100,000	101,750
6.50%, 5/15/22	930,000	949,762
Ingram Micro, Inc.
5.00%, 8/10/22	25,000	24,448
International Game Technology PLC
6.25%, 2/15/22(a)	852,000	881,820
INVISTA Finance LLC
4.25%, 10/15/19(a)	605,000	609,685
Iron Mountain, Inc.
4.38%, 6/1/21(a)	277,000	280,199
iStar, Inc.
5.00%, 7/1/19	295,000	294,600
6.50%, 7/1/21	226,000	229,955
6.00%, 4/1/22	300,000	300,750
5.25%, 9/15/22	145,000	141,194
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	210,000	216,825
10.25%, 11/15/22(a)	300,000	327,000
Jefferies Finance LLC
7.38%, 4/1/20(a)	200,000	202,250
7.50%, 4/15/21(a)	425,000	431,906
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	507,000	560,235
Jurassic Holdings III, Inc.
6.88%, 2/15/21(a)(b)	180,000	174,150
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22(a)	370,000	394,975
KB Home
4.75%, 5/15/19	324,000	327,661
8.00%, 3/15/20	252,000	269,640
7.00%, 12/15/21	554,000	587,932
Kindred Healthcare, Inc.
8.00%, 1/15/20	456,000	487,915
6.38%, 4/15/22	70,000	72,168
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	190,000	195,463
12.50%, 11/1/21(a)	414,000	460,575
KLX, Inc.
5.88%, 12/1/22(a)	791,000	829,561
L Brands, Inc.
7.00%, 5/1/20	399,000	423,937
6.63%, 4/1/21	889,000	940,117
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	359,000	359,898
Laredo Petroleum, Inc.
5.63%, 1/15/22	687,000	683,565
Legacy Reserves L.P.
6.63%, 12/1/21	255,000	204,319
Leidos Holdings, Inc.
4.45%, 12/1/20	240,000	244,200
Lennar Corp.
4.13%, 12/1/18	50,000	50,115
4.50%, 6/15/19	907,000	914,936
4.75%, 4/1/21(b)	210,000	212,825
6.25%, 12/15/21(a)	286,000	301,015
4.75%, 11/15/22	300,000	299,655
Level 3 Financing, Inc.
5.38%, 8/15/22	1,000,000	1,002,500
Level 3 Parent LLC
5.75%, 12/1/22	413,000	414,032
Lexmark International, Inc.
7.13%, 3/15/20	240,000	196,200
LifePoint Health, Inc.
5.50%, 12/1/21	335,000	337,513
LIN Television Corp.
5.88%, 11/15/22	334,000	344,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
Live Nation Entertainment, Inc.
5.38%, 6/15/22(a)(b)	$297,000	$302,569
M/I Homes, Inc.
6.75%, 1/15/21	324,000	334,935
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)(b)	300,000	290,250
5.75%, 8/1/22(a)	250,000	217,500
4.75%, 4/15/23(b)	100,000	81,000
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	315,000	352,406
Martin Midstream Partners L.P.
7.25%, 2/15/21	158,000	158,000
Masonite International Corp.
5.63%, 3/15/23(a)	433,000	447,722
Matador Resources Co.
6.88%, 4/15/23	400,000	419,500
Mattel, Inc.
4.35%, 10/1/20	200,000	199,000
McClatchy Co. (The)
9.00%, 12/15/22(b)	175,000	182,438
MDC Holdings, Inc.
5.63%, 2/1/20(b)	186,000	192,278
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(b)	263,000	271,548
Meritage Homes Corp.
7.15%, 4/15/20	438,000	463,185
7.00%, 4/1/22	118,000	129,653
MGM Resorts International
6.75%, 10/1/20	856,000	905,263
6.63%, 12/15/21	1,076,000	1,143,250
7.75%, 3/15/22	200,000	219,500
6.00%, 3/15/23	500,000	518,750
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	161,000	158,585
Midcontinent Express Pipeline LLC
6.70%, 9/15/19(a)	300,000	309,750
Molina Healthcare, Inc.
5.38%, 11/15/22	536,000	538,632
Momentive Performance Materials, Inc.
3.88%, 10/24/21	227,000	240,053
Monitronics International, Inc.
9.13%, 4/1/20(b)	200,000	141,500
Moog, Inc.
5.25%, 12/1/22(a)(b)	231,000	236,486
Murphy Oil Corp.
4.00%, 6/1/22(b)	175,000	171,938
4.45%, 12/1/22	348,000	343,650
Murray Energy Corp.
11.25%, 4/15/21(a)	250,000	107,500
Nabors Industries, Inc.
5.00%, 9/15/20	200,000	203,000
5.50%, 1/15/23(b)	659,000	649,115
National CineMedia LLC
6.00%, 4/15/22	436,000	444,720
Nationstar Mortgage LLC
7.88%, 10/1/20	245,000	249,043
6.50%, 7/1/21	525,000	531,562
Natural Resource Partners L.P.
10.50%, 3/15/22	300,000	323,250
Navient Corp.
5.50%, 1/15/19	496,000	502,324
8.00%, 3/25/20	1,235,000	1,316,510
5.00%, 10/26/20	400,000	403,400
5.88%, 3/25/21	255,000	262,013
6.63%, 7/26/21	279,000	290,160
6.50%, 6/15/22	252,000	260,505
5.50%, 1/25/23	750,000	740,625
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	329,000	266,079
Navios Maritime Holdings, Inc.
7.38%, 1/15/22(a)	195,000	147,469
NCL Corp., Ltd.
4.75%, 12/15/21(a)	275,000	275,688
NCR Corp.
4.63%, 2/15/21	305,000	302,713
5.00%, 7/15/22	706,000	698,940
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)(b)	658,000	473,760
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	288,062	205,964
Neovia Logistics Services LLC
8.88%, 8/1/20(a)	90,000	72,567
Netflix, Inc.
5.38%, 2/1/21	506,000	523,710
5.50%, 2/15/22	415,000	429,857
New Home Co., Inc. (The)
7.25%, 4/1/22	239,000	246,170
Newfield Exploration Co.
5.75%, 1/30/22	718,000	756,592
NGL Energy Partners L.P.
5.13%, 7/15/19	184,000	184,460
6.88%, 10/15/21	424,000	429,830
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	648,000	652,860
Nielsen Finance LLC
5.00%, 4/15/22(a)	1,192,000	1,185,408
Nine West Holdings, Inc.
8.25%, 3/15/19(a)(c)	98,000	18,130
Northern Oil and Gas, Inc.
8.00%, 6/1/20	357,000	346,290
Northwest Acquisitions ULC
7.13%, 11/1/22(a)	305,000	309,575
NRG Energy, Inc.
6.25%, 7/15/22	724,000	749,340
NuStar Logistics L.P.
4.80%, 9/1/20	451,000	452,127
Oasis Petroleum, Inc.
6.88%, 3/15/22(b)	426,000	433,455
Omnimax International, Inc.
12.00%, 8/15/20(a)	134,000	142,040
One Call Corp.
10.00%, 10/1/24(a)	133,000	117,705
OneMain Financial Holdings LLC
7.25%, 12/15/21(a)	182,000	188,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
Orbital ATK, Inc.
5.25%, 10/1/21	$300,000	$306,000
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	814,000	808,440
Outfront Media Capital LLC
5.25%, 2/15/22	550,000	557,562
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22(a)	551,000	552,377
Pacific Drilling S.A.
5.38%, 6/1/20(a)(b)(c)	116,000	46,400
Park Aerospace Holdings Ltd.
5.25%, 8/15/22(a)	1,351,000	1,337,490
Parker Drilling Co.
6.75%, 7/15/22(b)	148,000	113,960
Peabody Energy Corp.
6.00%, 3/31/22(a)	496,000	508,871
Penske Automotive Group, Inc.
5.75%, 10/1/22	370,000	378,556
PetSmart, Inc.
7.13%, 3/15/23(a)	300,000	145,740
PHI, Inc.
5.25%, 3/15/19(b)	100,000	95,000
Pioneer Energy Services Corp.
6.13%, 3/15/22	150,000	143,250
Pioneer Holdings LLC
9.00%, 11/1/22(a)	300,000	311,250
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	832,000	854,880
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	650,000	673,562
PQ Corp.
6.75%, 11/15/22(a)	50,000	52,813
Prestige Brands, Inc.
5.38%, 12/15/21(a)	100,000	99,875
PulteGroup, Inc.
4.25%, 3/1/21	485,000	487,425
QEP Resources, Inc.
5.38%, 10/1/22	732,000	748,250
QVC, Inc.
4.38%, 3/15/23	579,000	577,355
Qwest Corp.
6.75%, 12/1/21	396,000	426,672
Range Resources Corp.
5.75%, 6/1/21	518,000	534,835
5.88%, 7/1/22	25,000	25,313
Realogy Group LLC
5.25%, 12/1/21(a)	270,000	272,363
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	230,000	219,650
Resolute Energy Corp.
8.50%, 5/1/20	175,000	175,438
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	203,000	153,265
RHP Hotel Properties L.P.
5.00%, 4/15/21	567,000	572,670
Rite Aid Corp.
6.75%, 6/15/21	268,000	274,700
6.13%, 4/1/23(a)	800,000	823,000
Rivers Pittsburgh Borrower L.P.
6.13%, 8/15/21(a)	218,000	218,000
Rockies Express Pipeline LLC
6.85%, 7/15/18(a)	536,000	538,680
Rowan Cos., Inc.
4.88%, 6/1/22	477,000	448,976
RR Donnelley & Sons Co.
7.88%, 3/15/21	205,000	212,175
RSP Permian, Inc.
6.63%, 10/1/22	300,000	313,500
rue21, Inc.
9.00%, 10/15/21(a)(c)	50,000	404
Sable International Finance Ltd.
6.88%, 8/1/22(a)	225,000	235,125
Sable Permian Resources Land LLC
8.00%, 6/15/20(a)	160,000	159,200
7.13%, 11/1/20(a)	218,000	149,330
13.00%, 11/30/20(a)	150,000	168,750
Sabra Health Care L.P.
5.50%, 2/1/21	100,000	102,405
Safeway, Inc.
5.00%, 8/15/19(b)	320,000	324,000
Sanchez Energy Corp.
7.75%, 6/15/21	425,000	367,489
SBA Communications Corp.
4.00%, 10/1/22(a)	927,000	894,555
Scientific Games International, Inc.
6.63%, 5/15/21	914,000	936,850
10.00%, 12/1/22	150,000	161,439
Sealed Air Corp.
5.25%, 4/1/23(a)	300,000	307,500
Select Medical Corp.
6.38%, 6/1/21	424,000	431,420
SemGroup Corp.
5.63%, 7/15/22	255,000	248,625
SESI LLC
7.13%, 12/15/21	406,000	414,120
Sinclair Television Group, Inc.
5.38%, 4/1/21	515,000	518,862
6.13%, 10/1/22	314,000	322,243
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	450,000	436,522
SM Energy Co.
6.50%, 11/15/21(b)	260,000	265,850
6.50%, 1/1/23(b)	335,000	341,700
Sotero Health Topco, Inc.
8.13%, 11/1/21, Toggle PIK (8.125% Cash or 8.875% PIK)(a)	480,000	488,400
Southern Star Central Corp.
5.13%, 7/15/22(a)	308,000	311,080
Southwestern Energy Co.
4.10%, 3/15/22	500,000	488,750
Springleaf Finance Corp.
5.25%, 12/15/19	465,000	475,462
8.25%, 12/15/20	400,000	437,000
7.75%, 10/1/21	571,000	619,900
6.13%, 5/15/22	824,000	844,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
Springs Industries, Inc.
6.25%, 6/1/21	$100,000	$101,930
Sprint Capital Corp.
6.90%, 5/1/19	534,000	549,967
Sprint Communications, Inc.
9.00%, 11/15/18(a)	668,000	685,001
7.00%, 3/1/20(a)	681,000	713,518
7.00%, 8/15/20	1,077,000	1,117,549
6.00%, 11/15/22	400,000	399,000
Sprint Corp.
7.25%, 9/15/21	1,311,000	1,360,162
Starwood Property Trust, Inc.
5.00%, 12/15/21	705,000	717,337
Steel Dynamics, Inc.
5.13%, 10/1/21	539,000	548,702
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	150,000	91,125
Sunoco L.P.
4.88%, 1/15/23(a)	100,000	95,751
SUPERVALU, Inc.
6.75%, 6/1/21(b)	451,000	457,765
Surgery Center Holdings, Inc.
8.88%, 4/15/21(a)(b)	210,000	216,300
Symantec Corp.
4.20%, 9/15/20	319,000	320,251
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(d)	250,000	260,008
T-Mobile USA, Inc.
4.00%, 4/15/22	600,000	598,500
Talen Energy Supply LLC
9.50%, 7/15/22(a)(b)	250,000	252,500
6.50%, 9/15/24(a)	250,000	189,925
Targa Resources Partners L.P.
4.13%, 11/15/19	5,000	5,025
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	200,000	201,000
TEGNA, Inc.
5.13%, 10/15/19	53,000	53,199
5.13%, 7/15/20	390,000	393,412
4.88%, 9/15/21(a)	136,000	136,680
Tenet Healthcare Corp.
6.75%, 2/1/20	204,000	211,650
6.00%, 10/1/20	1,327,000	1,375,104
4.38%, 10/1/21	806,000	801,970
8.13%, 4/1/22	1,537,000	1,613,850
TIBCO Software, Inc.
11.38%, 12/1/21(a)	157,000	170,934
TMX Finance LLC
8.50%, 9/15/18(a)	313,000	313,470
Toll Brothers Finance Corp.
4.00%, 12/31/18	200,000	200,500
5.88%, 2/15/22	425,000	442,276
Tops Holding LLC
8.00%, 6/15/22(a)(c)	50,000	27,250
TPC Group, Inc.
8.75%, 12/15/20(a)	331,000	327,856
TransDigm, Inc.
5.50%, 10/15/20	173,000	173,649
6.00%, 7/15/22	710,000	721,537
Transocean, Inc.
6.50%, 11/15/20	220,000	227,436
8.38%, 12/15/21(b)	250,000	269,375
TRI Pointe Group, Inc.
4.38%, 6/15/19	396,000	397,980
Tribune Media Co.
5.88%, 7/15/22	581,000	590,441
Triumph Group, Inc.
4.88%, 4/1/21	310,000	301,475
Ultra Resources, Inc.
6.88%, 4/15/22(a)(b)	181,000	122,401
Unit Corp.
6.63%, 5/15/21	250,000	251,875
United Continental Holdings, Inc.
6.00%, 12/1/20	395,000	412,281
4.25%, 10/1/22	249,000	240,424
United States Steel Corp.
7.38%, 4/1/20(b)	400,000	425,000
Uniti Group L.P.
6.00%, 4/15/23(a)	425,000	416,234
Universal Hospital Services, Inc.
7.63%, 8/15/20	386,000	389,377
Urban One, Inc.
7.38%, 4/15/22(a)	25,000	24,500
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(a)	600,000	613,500
6.75%, 8/15/21(a)	250,000	252,731
5.63%, 12/1/21(a)	988,000	982,813
6.50%, 3/15/22(a)	981,000	1,023,134
7.25%, 7/15/22(a)	250,000	254,425
Vertiv Intermediate Holding Corp.
12.00%, 2/15/22, Toggle PIK (12.00% Cash or 13.00% PIK)(a)	129,000	122,711
VFH Parent LLC
6.75%, 6/15/22(a)	285,000	295,861
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(d)	471,000	461,958
Vistra Energy Corp.
7.38%, 11/1/22	680,000	715,972
Weatherford International Ltd.
5.13%, 9/15/20(b)	350,000	350,875
4.50%, 4/15/22(b)	242,000	221,733
WESCO Distribution, Inc.
5.38%, 12/15/21	503,000	513,689
WEX, Inc.
4.75%, 2/1/23(a)	150,000	150,844
Whiting Petroleum Corp.
5.75%, 3/15/21(b)	400,000	409,000
William Carter Co. (The)
5.25%, 8/15/21	250,000	254,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
William Lyon Homes, Inc.
7.00%, 8/15/22	$300,000	$307,500
Williams Cos., Inc. (The)
7.88%, 9/1/21	300,000	337,575
3.70%, 1/15/23	400,000	391,052
Williams Scotsman International, Inc.
7.88%, 12/15/22(a)	25,000	26,188
Windstream Services LLC
7.75%, 10/15/20	253,000	220,426
8.63%, 10/31/25(a)(b)	75,000	71,063
WPX Energy, Inc.
6.00%, 1/15/22	304,000	320,720
WR Grace & Co-Conn
5.13%, 10/1/21(a)	591,000	610,207
Xerium Technologies, Inc.
9.50%, 8/15/21	150,000	156,750
XPO Logistics, Inc.
6.50%, 6/15/22(a)	884,000	908,531
York Risk Services Holding Corp.
8.50%, 10/1/22(a)	100,000	93,500
Yum! Brands, Inc.
5.30%, 9/15/19	250,000	257,188
3.88%, 11/1/20(b)	125,000	124,844
3.75%, 11/1/21	225,000	223,031
Zayo Group LLC
6.00%, 4/1/23	462,000	470,662

TOTAL CORPORATE BONDS (Cost: $194,304,259)		192,530,155

FOREIGN CORPORATE BONDS - 12.8%

Argentina - 0.0%
Tecpetrol S.A.
4.88%, 12/12/22(a)	50,000	46,900

Australia - 0.5%
Barminco Finance Pty Ltd.
6.63%, 5/15/22(a)	43,000	41,388
BlueScope Steel Finance Ltd.
6.50%, 5/15/21(a)	105,000	108,570
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	634,000	624,490
Virgin Australia Holdings Ltd.
8.50%, 11/15/19(a)	402,000	411,547

Total Australia		1,185,995

Bermuda - 0.1%
Teekay Corp.
8.50%, 1/15/20(b)	293,000	303,988

Canada - 3.6%
1011778 BC ULC
4.63%, 1/15/22(a)	691,000	691,829
Air Canada
7.75%, 4/15/21(a)(b)	495,000	535,837
Athabasca Oil Corp.
9.88%, 2/24/22(a)	317,000	325,718
Baffinland Iron Mines Corp.
12.00%, 2/1/22(a)(b)	207,000	230,288
Baytex Energy Corp.
5.13%, 6/1/21(a)	316,000	301,780
Bombardier, Inc.
7.75%, 3/15/20(a)	333,000	355,061
8.75%, 12/1/21(a)	794,000	885,310
5.75%, 3/15/22(a)(b)	720,000	724,500
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	281,000	285,918
6.13%, 7/1/22(a)	354,000	359,345
Calfrac Holdings L.P.
7.50%, 12/1/20(a)	300,000	303,844
Cascades, Inc.
5.50%, 7/15/22(a)	305,000	305,763
Cooke Omega Investments, Inc.
8.50%, 12/15/22(a)	25,000	25,438
Eldorado Gold Corp.
6.13%, 12/15/20(a)	379,000	364,787
GFL Environmental, Inc.
5.63%, 5/1/22(a)	553,000	540,557
goeasy Ltd.
7.88%, 11/1/22(a)	25,000	26,688
Imperial Metals Corp.
7.00%, 3/15/19(a)	100,000	92,250
Jupiter Resources, Inc.
8.50%, 10/1/22(a)	550,000	231,000
Kissner Holdings L.P.
8.38%, 12/1/22(a)	115,000	118,163
MEG Energy Corp.
6.38%, 1/30/23(a)	246,000	223,245
Mountain Province Diamonds, Inc.
8.00%, 12/15/22(a)	25,000	25,031
Quebecor Media, Inc.
5.75%, 1/15/23	100,000	102,250
Taseko Mines Ltd.
8.75%, 6/15/22(a)	150,000	155,625
Teck Resources Ltd.
3.75%, 2/1/23	450,000	436,504
Videotron Ltd.
5.00%, 7/15/22	639,000	650,981

Total Canada		8,297,712

Finland - 0.2%
Nokia Oyj
5.38%, 5/15/19	426,000	435,052

France - 0.8%
Altice France S.A.
6.00%, 5/15/22(a)	1,557,000	1,553,107
Credit Agricole S.A.
8.38%, 10/13/19, (8.375% fixed rate until 10/13/19; 3-month U.S. dollar London Interbank Offered Rate + 6.982% thereafter)(a)(d)(e)	200,000	209,500

Total France		1,762,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Investments	Principal Amount	Value
Germany - 0.2%
Welltec A/S
9.50%, 12/1/22(a)	$200,000	$202,000
ZF North America Capital, Inc.
4.50%, 4/29/22(a)	295,000	300,157

Total Germany		502,157

Ireland - 0.4%
Ardagh Packaging Finance PLC
6.00%, 6/30/21(a)(b)	400,000	405,500
4.25%, 9/15/22(a)	458,000	454,565

Total Ireland		860,065

Italy - 0.1%
Telecom Italia Capital S.A.
7.18%, 6/18/19	200,000	207,600

Liberia - 0.0%
Eletson Holdings, Inc.
9.63%, 1/15/22(a)	50,000	31,750

Luxembourg - 2.3%
Altice Financing S.A.
6.63%, 2/15/23(a)	899,000	888,482
Altice Luxembourg S.A.
7.75%, 5/15/22(a)(b)	1,105,000	1,064,944
ArcelorMittal
5.50%, 8/5/20	757,000	784,441
Intelsat Connect Finance S.A.
12.50%, 4/1/22(a)(b)	225,000	218,250
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	998,000	983,030
7.50%, 4/1/21(b)	600,000	589,500
9.50%, 9/30/22(a)	228,000	262,428
Intelsat Luxembourg S.A.
7.75%, 6/1/21(b)	554,000	459,820

Total Luxembourg		5,250,895

Netherlands - 0.9%
Lincoln Finance Ltd.
7.38%, 4/15/21(a)	321,000	331,031
NXP B.V.
4.13%, 6/15/20(a)	400,000	404,500
4.13%, 6/1/21(a)	541,000	546,464
3.88%, 9/1/22(a)	758,000	754,684

Total Netherlands		2,036,679

New Zealand - 0.8%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	1,487,581	1,498,737
Trilogy International Partners LLC
8.88%, 5/1/22(a)(b)	220,000	226,050

Total New Zealand		1,724,787

Norway - 0.1%
Aker BP ASA
6.00%, 7/1/22(a)	200,000	206,880

Sweden - 0.4%
Perstorp Holding AB
11.00%, 9/30/21(a)	206,000	223,613
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	588,000	582,143

Total Sweden		805,756

Switzerland - 0.2%
VistaJet Malta Finance PLC
7.75%, 6/1/20(a)	350,000	346,062

United Kingdom - 2.2%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	254,000	254,589
Avon Products, Inc.
6.60%, 3/15/20	100,000	100,500
7.00%, 3/15/23	400,000	339,000
Fiat Chrysler Automobiles N.V.
4.50%, 4/15/20	472,000	476,272
5.25%, 4/15/23	400,000	404,000
Inmarsat Finance PLC
4.88%, 5/15/22(a)	550,000	526,625
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19(a)	462,000	464,888
5.63%, 2/1/23(a)(b)	200,000	202,250
KCA Deutag UK Finance PLC
9.88%, 4/1/22(a)	228,000	235,273
9.63%, 4/1/23(a)	200,000	200,000
Petrofac Ltd.
3.40%, 10/10/18(a)	221,000	220,105
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	281,000	281,358
6.13%, 12/15/22	1,012,000	1,072,627
Virgin Media Finance PLC
6.38%, 4/15/23(a)	300,000	305,250

Total United Kingdom		4,992,737

TOTAL FOREIGN CORPORATE BONDS (Cost: $29,334,806)		29,087,622

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%

United States - 8.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(f) (Cost: $19,133,475)(g)	19,133,475	19,133,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2018

Value
TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $242,772,540)	$240,751,252
Other Assets less Liabilities - (5.9)%	(13,439,992)

NET ASSETS - 100.0%	$227,311,260

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2018 (See Note 2).
(c)	Security in default on interest payments.
(d)	Rate shown reflects the accrual rate as of May 31, 2018 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2018.
(g)

At May 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,262,496 (excludes the market value of securities on loan totaling $155,281 that were sold/matured that are pending settlement and are in the process of recall from the borrower) and the total market value of the collateral held by the Fund was $19,186,501. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $53,026.

(h)	Security in default on principal payment.

PIK	-	Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	599	9/28/18	$(127,128,391)	$(290,598)
5 Year U.S. Treasury Note	497	9/28/18	(56,603,641)	(348,500)

			$(183,732,032)	$(639,098)

†	As of May 31, 2018, cash collateral posted by the Fund with the broker for futures contracts was $513,349.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Shares	Value
CORPORATE BONDS - 84.6%

United States - 84.6%
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/22(a)(b)	$85,000	$85,850
Acadia Healthcare Co., Inc.
5.13%, 7/1/22	50,000	50,250
ACI Worldwide, Inc.
6.38%, 8/15/20(a)	50,000	50,438
Actuant Corp.
5.63%, 6/15/22	50,000	50,500
ADT Corp. (The)
3.50%, 7/15/22	100,000	92,500
Advanced Micro Devices, Inc.
7.50%, 8/15/22(b)	40,000	43,904
AES Corp.
4.50%, 3/15/23	50,000	50,063
Aircastle Ltd.
5.13%, 3/15/21	225,000	231,187
5.50%, 2/15/22	50,000	52,250
AK Steel Corp.
7.63%, 10/1/21	125,000	128,594
Aleris International, Inc.
7.88%, 11/1/20	50,000	50,750
9.50%, 4/1/21(a)	50,000	52,438
Allegheny Technologies, Inc.
5.95%, 1/15/21	50,000	50,750
Allegiant Travel Co.
5.50%, 7/15/19	20,000	20,300
Alliance One International, Inc.
8.50%, 4/15/21(a)	55,000	56,787
9.88%, 7/15/21(b)	50,000	46,563
Ally Financial, Inc.
3.75%, 11/18/19	100,000	100,375
8.00%, 3/15/20	285,000	306,381
7.50%, 9/15/20	200,000	214,960
4.25%, 4/15/21	50,000	50,500
AMC Networks, Inc.
4.75%, 12/15/22	70,000	70,612
American Airlines Group, Inc.
5.50%, 10/1/19(a)	150,000	153,375
American Axle & Manufacturing, Inc.
6.63%, 10/15/22(b)	49,000	50,531
American Midstream Partners L.P.
8.50%, 12/15/21(a)	125,000	122,500
American Tire Distributors, Inc.
10.25%, 3/1/22(a)	50,000	24,750
Amkor Technology, Inc.
6.63%, 6/1/21	25,000	25,066
Anixter, Inc.
5.63%, 5/1/19	36,000	36,855
5.13%, 10/1/21	25,000	25,750
Antero Resources Corp.
5.38%, 11/1/21	100,000	101,425
5.13%, 12/1/22	140,000	141,400
APX Group, Inc.
6.38%, 12/1/19	6,000	6,023
8.75%, 12/1/20	50,000	48,125
7.88%, 12/1/22	90,000	89,100
Archrock Partners L.P.
6.00%, 4/1/21	50,000	50,125
Arconic, Inc.
6.15%, 8/15/20	100,000	104,885
5.40%, 4/15/21	125,000	128,737
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20(a)	50,000	48,500
Ascent Resources Utica Holdings LLC
10.00%, 4/1/22(a)	65,000	70,362
Ashland LLC
4.75%, 8/15/22	75,000	75,469
Ashton Woods USA LLC
6.88%, 2/15/21(a)	50,000	50,625
AV Homes, Inc.
6.63%, 5/15/22	125,000	127,219
Avis Budget Car Rental LLC
5.13%, 6/1/22(a)(b)	50,000	49,258
B&G Foods, Inc.
4.63%, 6/1/21	122,000	120,475
Ball Corp.
5.00%, 3/15/22	215,000	221,987
Beazer Homes USA, Inc.
5.75%, 6/15/19(b)	5,000	5,124
8.75%, 3/15/22	125,000	134,375
Berry Global, Inc.
6.00%, 10/15/22	75,000	77,531
Blackboard, Inc.
9.75%, 10/15/21(a)(b)	25,000	15,875
Blue Racer Midstream LLC
6.13%, 11/15/22(a)	155,000	158,522
BMC Software Finance, Inc.
8.13%, 7/15/21(a)	75,000	77,070
Boxer Parent Co., Inc.
9.00%, 10/15/19, Toggle PIK (9.00% Cash or 9.75% PIK)(a)	13,000	13,065
Bristow Group, Inc.
6.25%, 10/15/22(b)	150,000	117,562
Buckeye Partners L.P.
6.38%, 1/22/78, (6.375% fixed rate until 1/22/23; 3-month U.S. dollar London Interbank Offered Rate + 4.02% thereafter)(b)(c)	25,000	23,673
Cable One, Inc.
5.75%, 6/15/22(a)	45,000	45,956
Cablevision Systems Corp.
8.00%, 4/15/20	75,000	79,312
5.88%, 9/15/22(b)	85,000	85,000
California Resources Corp.
8.00%, 12/15/22(a)(b)	220,000	195,268
Calpine Corp.
6.00%, 1/15/22(a)	40,000	40,850
5.38%, 1/15/23	130,000	124,312
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21(b)	120,000	118,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Principal Amount	Value
Carpenter Technology Corp.
4.45%, 3/1/23	$75,000	$76,297
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(b)	150,000	152,625
CCO Holdings LLC
5.25%, 9/30/22	190,000	192,019
5.13%, 2/15/23	130,000	130,000
CEC Entertainment, Inc.
8.00%, 2/15/22(b)	25,000	22,406
Centene Corp.
5.63%, 2/15/21	50,000	51,461
4.75%, 5/15/22	110,000	111,650
Century Aluminum Co.
7.50%, 6/1/21(a)(b)	104,000	105,560
CenturyLink, Inc.
5.63%, 4/1/20, Series V	250,000	254,062
6.45%, 6/15/21, Series S	225,000	231,480
Cenveo Corp.
6.00%, 8/1/19(a)(d)	25,000	9,500
Cequel Communications Holdings I LLC
5.13%, 12/15/21(a)	25,000	25,003
CF Industries, Inc.
7.13%, 5/1/20	50,000	53,250
Chesapeake Energy Corp.
6.63%, 8/15/20(b)	25,000	25,943
6.13%, 2/15/21	130,000	131,950
4.88%, 4/15/22(b)	125,000	122,187
8.00%, 12/15/22(a)	100,000	106,125
Choice Hotels International, Inc.
5.75%, 7/1/22	100,000	104,780
Cinemark USA, Inc.
5.13%, 12/15/22	19,000	19,238
CIT Group, Inc.
5.38%, 5/15/20	30,000	30,975
5.00%, 8/15/22	100,000	101,875
CITGO Holding, Inc.
10.75%, 2/15/20(a)	75,000	80,437
CITGO Petroleum Corp.
6.25%, 8/15/22(a)	25,000	25,000
Claire’s Stores, Inc.
9.00%, 3/15/19(a)(b)(d)	50,000	29,375
Clean Harbors, Inc.
5.13%, 6/1/21	50,000	50,438
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series A	110,000	109,725
7.63%, 3/15/20, Series B	35,000	35,131
6.50%, 11/15/22, Series A	38,000	38,950
6.50%, 11/15/22, Series B	130,000	133,412
Cloud Peak Energy Resources LLC
12.00%, 11/1/21	25,000	25,250
CNX Resources Corp.
5.88%, 4/15/22	75,000	75,844
8.00%, 4/1/23	75,000	79,687
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	50,000	51,000
CommScope, Inc.
5.00%, 6/15/21(a)	50,000	50,438
Community Health Systems, Inc.
8.00%, 11/15/19(b)	100,000	97,500
7.13%, 7/15/20(b)	100,000	84,500
5.13%, 8/1/21(b)	30,000	28,341
6.88%, 2/1/22	50,000	26,500
6.25%, 3/31/23	200,000	187,500
Comstock Resources, Inc.
10.00%, 3/15/20, Toggle PIK (10.00% Cash or 12.25% PIK)	25,000	26,313
Continental Resources, Inc.
5.00%, 9/15/22	225,000	228,675
4.50%, 4/15/23	150,000	153,200
CoreCivic, Inc.
4.13%, 4/1/20	90,000	90,675
CPG Merger Sub LLC
8.00%, 10/1/21(a)	50,000	51,313
Credit Acceptance Corp.
6.13%, 2/15/21	104,000	104,780
Crescent Communities LLC
8.88%, 10/15/21(a)	22,000	23,430
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	125,000	127,812
Crown Americas LLC
4.50%, 1/15/23	45,000	43,936
CSC Holdings LLC
8.63%, 2/15/19	50,000	51,942
6.75%, 11/15/21	175,000	185,229
CURO Financial Technologies Corp.
12.00%, 3/1/22(a)	125,000	136,875
CVR Refining LLC
6.50%, 11/1/22	100,000	102,000
Darling Ingredients, Inc.
5.38%, 1/15/22	75,000	76,477
DaVita, Inc.
5.75%, 8/15/22	125,000	127,734
DCP Midstream Operating L.P.
5.35%, 3/15/20(a)	72,000	73,980
3.88%, 3/15/23	125,000	120,625
Dean Foods Co.
6.50%, 3/15/23(a)	150,000	147,375
Dell International LLC
5.88%, 6/15/21(a)	275,000	283,010
Dell, Inc.
5.88%, 6/15/19(b)	50,000	51,560
4.63%, 4/1/21	50,000	51,188
Denbury Resources, Inc.
9.00%, 5/15/21(a)	135,000	144,112
9.25%, 3/31/22(a)	75,000	80,062
DISH DBS Corp.
7.88%, 9/1/19	100,000	103,850
5.13%, 5/1/20	180,000	178,425
6.75%, 6/1/21	80,000	80,200
5.88%, 7/15/22	85,000	80,049
5.00%, 3/15/23	250,000	216,490
DJO Finance LLC
10.75%, 4/15/20	100,000	97,750
8.13%, 6/15/21(a)	125,000	126,406
DPL, Inc.
7.25%, 10/15/21	40,000	43,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Principal Amount	Value
DriveTime Automotive Group, Inc.
8.00%, 6/1/21(a)	$100,000	$100,500
Dun & Bradstreet Corp. (The)
4.25%, 6/15/20	10,000	10,034
DynCorp International, Inc.
11.88%, 11/30/20, (10.375% Cash + 1.50% PIK)	25,375	26,644
Eagle Holding Co. II LLC
7.63%, 5/15/22, Toggle PIK (7.625% Cash or 8.375% PIK)(a)	35,000	35,532
Edgewell Personal Care Co.
4.70%, 5/19/21	125,000	125,625
4.70%, 5/24/22	25,000	24,563
EMC Corp.
2.65%, 6/1/20	100,000	97,687
Encompass Health Corp.
5.13%, 3/15/23	25,000	25,375
Endo Finance LLC
5.75%, 1/15/22(a)	100,000	84,250
Energen Corp.
4.63%, 9/1/21	120,000	120,300
Energy Transfer Equity L.P.
7.50%, 10/15/20	59,000	63,720
4.25%, 3/15/23	50,000	48,563
Enova International, Inc.
9.75%, 6/1/21	55,000	57,750
EnPro Industries, Inc.
5.88%, 9/15/22	50,000	51,375
Envision Healthcare Corp.
5.13%, 7/1/22(a)	150,000	151,125
5.63%, 7/15/22	125,000	127,969
Enviva Partners L.P.
8.50%, 11/1/21	135,000	141,581
EP Energy LLC
9.38%, 5/1/24(a)	45,000	35,564
Equinix, Inc.
5.38%, 1/1/22	125,000	128,906
EV Energy Partners L.P.
8.00%, 4/15/19(d)	25,000	12,125
FBM Finance, Inc.
8.25%, 8/15/21(a)	25,000	26,295
Ferrellgas L.P.
6.50%, 5/1/21(b)	50,000	46,625
First Quality Finance Co., Inc.
4.63%, 5/15/21(a)	135,000	132,806
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22(a)	115,000	116,581
Forum Energy Technologies, Inc.
6.25%, 10/1/21	100,000	100,875
Freeport-McMoRan, Inc.
3.10%, 3/15/20	100,000	99,000
4.00%, 11/14/21	120,000	119,400
3.55%, 3/1/22	200,000	193,750
6.88%, 2/15/23	100,000	107,750
3.88%, 3/15/23	75,000	72,282
Frontier Communications Corp.
8.13%, 10/1/18(b)	125,000	127,187
10.50%, 9/15/22(b)	105,000	95,025
7.13%, 1/15/23(b)	100,000	73,875
FTI Consulting, Inc.
6.00%, 11/15/22	50,000	51,269
GameStop Corp.
6.75%, 3/15/21(a)(b)	50,000	50,250
Gates Global LLC
6.00%, 7/15/22(a)	38,000	38,475
GCI, Inc.
6.75%, 6/1/21	30,000	30,450
General Cable Corp.
5.75%, 10/1/22	160,000	164,400
Genesis Energy L.P.
6.75%, 8/1/22	170,000	173,400
GenOn Energy, Inc.
7.88%, 6/15/17(d)(h)	70,000	64,575
Genworth Holdings, Inc.
7.63%, 9/24/21	75,000	74,437
GEO Group, Inc. (The)
5.88%, 1/15/22	50,000	51,063
Global Partners L.P.
6.25%, 7/15/22	100,000	97,750
GLP Capital L.P.
4.88%, 11/1/20	80,000	81,400
Gogo Intermediate Holdings LLC
12.50%, 7/1/22(a)(b)	25,000	26,625
Graphic Packaging International LLC
4.88%, 11/15/22	50,000	50,375
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	25,000	25,500
Great Western Petroleum LLC
9.00%, 9/30/21(a)	25,000	25,813
Griffon Corp.
5.25%, 3/1/22	60,000	58,125
Group 1 Automotive, Inc.
5.00%, 6/1/22	50,000	50,375
Guitar Center Escrow Issuer, Inc.
9.50%, 10/15/21(a)	140,000	134,575
Harland Clarke Holdings Corp.
6.88%, 3/1/20(a)	50,000	50,375
9.25%, 3/1/21(a)	80,000	80,000
8.38%, 8/15/22(a)	25,000	25,188
HC2 Holdings, Inc.
11.00%, 12/1/19(a)	50,000	50,985
HCA Healthcare, Inc.
6.25%, 2/15/21	290,000	304,500
HCA, Inc.
3.75%, 3/15/19	100,000	100,750
4.25%, 10/15/19	175,000	177,187
6.50%, 2/15/20	160,000	167,600
7.50%, 2/15/22	100,000	109,500
5.88%, 3/15/22	80,000	84,300
Hecla Mining Co.
6.88%, 5/1/21	130,000	132,844
Hertz Corp. (The)
7.38%, 1/15/21(b)	75,000	73,687
7.63%, 6/1/22(a)(b)	40,000	39,200
Hexion, Inc.
6.63%, 4/15/20	100,000	94,625
10.38%, 2/1/22(a)	175,000	172,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Principal Amount	Value
HighPoint Operating Corp.
7.00%, 10/15/22(b)	$100,000	$101,220
Hornbeck Offshore Services, Inc.
5.88%, 4/1/20(b)	125,000	90,625
5.00%, 3/1/21(b)	25,000	16,125
Hot Topic, Inc.
9.25%, 6/15/21(a)	25,000	24,000
HRG Group, Inc.
7.75%, 1/15/22	20,000	20,594
Hughes Satellite Systems Corp.
6.50%, 6/15/19	165,000	170,775
7.63%, 6/15/21	75,000	80,156
Huntsman International LLC
4.88%, 11/15/20(b)	75,000	76,875
Icahn Enterprises L.P.
6.00%, 8/1/20	100,000	101,937
5.88%, 2/1/22	200,000	202,750
6.25%, 2/1/22	110,000	112,887
IFM US Colonial Pipeline 2 LLC
6.45%, 5/1/21(a)	100,000	106,996
Immucor, Inc.
11.13%, 2/15/22(a)(b)	110,000	113,300
Infor Software Parent LLC
7.13%, 5/1/21, Toggle PIK (7.125% Cash or 7.875% PIK)(a)	75,000	75,656
Infor U.S., Inc.
5.75%, 8/15/20(a)	75,000	76,312
6.50%, 5/15/22	70,000	71,487
INVISTA Finance LLC
4.25%, 10/15/19(a)	75,000	75,581
Iron Mountain, Inc.
4.38%, 6/1/21(a)	125,000	126,444
iStar, Inc.
5.00%, 7/1/19	39,000	38,947
6.00%, 4/1/22	125,000	125,312
Jack Ohio Finance LLC
6.75%, 11/15/21(a)	35,000	36,138
10.25%, 11/15/22(a)	25,000	27,250
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22(a)	35,000	38,675
Jurassic Holdings III, Inc.
6.88%, 2/15/21(a)(b)	80,000	77,400
KB Home
4.75%, 5/15/19	175,000	176,977
Kindred Healthcare, Inc.
8.00%, 1/15/20	50,000	53,500
8.75%, 1/15/23	125,000	133,594
Kinetic Concepts, Inc.
7.88%, 2/15/21(a)	25,000	25,719
12.50%, 11/1/21(a)	135,000	150,187
KLX, Inc.
5.88%, 12/1/22(a)	205,000	214,994
L Brands, Inc.
7.00%, 5/1/20	75,000	79,687
5.63%, 2/15/22	190,000	194,275
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	50,000	50,125
Laredo Petroleum, Inc.
5.63%, 1/15/22	125,000	124,375
Lee Enterprises, Inc.
9.50%, 3/15/22(a)	105,000	109,462
Legacy Reserves L.P.
6.63%, 12/1/21	25,000	20,031
Leidos Holdings, Inc.
4.45%, 12/1/20	125,000	127,187
Lennar Corp.
4.50%, 6/15/19	150,000	151,312
4.75%, 4/1/21(b)	25,000	25,336
6.25%, 12/15/21(a)	50,000	52,625
4.75%, 11/15/22	50,000	49,943
Level 3 Financing, Inc.
5.38%, 8/15/22	100,000	100,250
5.63%, 2/1/23	150,000	151,642
Level 3 Parent LLC
5.75%, 12/1/22	135,000	135,337
Lexmark International, Inc.
7.13%, 3/15/20	50,000	40,875
LifePoint Health, Inc.
5.50%, 12/1/21	200,000	201,500
LIN Television Corp.
5.88%, 11/15/22	100,000	103,125
Live Nation Entertainment, Inc.
5.38%, 6/15/22(a)	25,000	25,469
M/I Homes, Inc.
6.75%, 1/15/21	50,000	51,688
Mallinckrodt International Finance S.A.
5.75%, 8/1/22(a)(b)	50,000	43,500
4.75%, 4/15/23(b)	75,000	60,750
Manitowoc Co., Inc. (The)
12.75%, 8/15/21(a)	50,000	55,937
Martin Midstream Partners L.P.
7.25%, 2/15/21	105,000	105,000
Masonite International Corp.
5.63%, 3/15/23(a)	50,000	51,700
Matador Resources Co.
6.88%, 4/15/23	75,000	78,656
Mattel, Inc.
4.35%, 10/1/20	30,000	29,850
2.35%, 8/15/21	50,000	45,750
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(b)	140,000	144,550
Meritage Homes Corp.
7.00%, 4/1/22	50,000	54,938
MGM Resorts International
6.75%, 10/1/20	100,000	105,755
6.63%, 12/15/21	80,000	85,000
7.75%, 3/15/22	280,000	307,300
Michaels Stores, Inc.
5.88%, 12/15/20(a)	50,000	50,563
Midas Intermediate Holdco II LLC
7.88%, 10/1/22(a)	35,000	34,475
Midcontinent Express Pipeline LLC
6.70%, 9/15/19(a)	100,000	103,250
Molina Healthcare, Inc.
5.38%, 11/15/22	170,000	170,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Principal Amount	Value
Momentive Performance Materials, Inc.
3.88%, 10/24/21	$125,000	$132,187
Monitronics International, Inc.
9.13%, 4/1/20(b)	25,000	17,688
Moog, Inc.
5.25%, 12/1/22(a)(b)	75,000	76,781
Murphy Oil Corp.
4.00%, 6/1/22(b)	100,000	98,250
4.45%, 12/1/22	35,000	34,563
Nabors Industries, Inc.
5.00%, 9/15/20	50,000	50,750
4.63%, 9/15/21	50,000	49,250
National CineMedia LLC
6.00%, 4/15/22	105,000	107,100
Nationstar Mortgage LLC
7.88%, 10/1/20	25,000	25,413
6.50%, 7/1/21	65,000	65,812
Natural Resource Partners L.P.
10.50%, 3/15/22	55,000	59,262
Navient Corp.
4.88%, 6/17/19	50,000	50,573
8.00%, 3/25/20	100,000	106,600
5.88%, 3/25/21	175,000	179,812
6.63%, 7/26/21	30,000	31,200
6.50%, 6/15/22	100,000	103,375
5.50%, 1/25/23	300,000	296,250
Navios Maritime Acquisition Corp.
8.13%, 11/15/21(a)	25,000	20,219
NCL Corp., Ltd.
4.75%, 12/15/21(a)	40,000	40,100
NCR Corp.
4.63%, 2/15/21	50,000	49,625
5.00%, 7/15/22	160,000	158,400
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)	50,000	36,000
8.75%, 10/15/21, Toggle PIK (8.75% Cash or 9.50% PIK)(a)	50,000	35,750
Netflix, Inc.
5.38%, 2/1/21	125,000	129,375
5.50%, 2/15/22	65,000	67,327
New Home Co., Inc. (The)
7.25%, 4/1/22	50,000	51,500
Newfield Exploration Co.
5.75%, 1/30/22	75,000	79,031
Nexstar Broadcasting, Inc.
6.13%, 2/15/22(a)	35,000	36,094
NGL Energy Partners L.P.
6.88%, 10/15/21	40,000	40,550
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/21(a)	150,000	151,125
Nielsen Finance LLC
4.50%, 10/1/20	50,000	50,188
5.00%, 4/15/22(a)	175,000	174,032
Nine West Holdings, Inc.
8.25%, 3/15/19(a)(d)	25,000	4,625
Northern Oil and Gas, Inc.
8.00%, 6/1/20	25,000	24,250
NRG Energy, Inc.
6.25%, 7/15/22	185,000	191,475
Nuance Communications, Inc.
5.38%, 8/15/20(a)	20,000	20,125
NuStar Logistics L.P.
4.80%, 9/1/20	75,000	75,187
Oasis Petroleum, Inc.
6.88%, 3/15/22(b)	48,000	48,840
Omnimax International, Inc.
12.00%, 8/15/20(a)	100,000	106,000
OneMain Financial Holdings LLC
7.25%, 12/15/21(a)	20,000	20,743
Orbital ATK, Inc.
5.25%, 10/1/21	50,000	51,000
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22(a)	125,000	124,146
Oshkosh Corp.
5.38%, 3/1/22(b)	40,000	41,075
Outfront Media Capital LLC
5.25%, 2/15/22	130,000	131,787
Park Aerospace Holdings Ltd.
5.25%, 8/15/22(a)	60,000	59,400
4.50%, 3/15/23(a)	100,000	95,500
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	150,000	153,892
Penske Automotive Group, Inc.
5.75%, 10/1/22	50,000	51,156
PetSmart, Inc.
7.13%, 3/15/23(a)	50,000	24,290
PHI, Inc.
5.25%, 3/15/19	25,000	23,750
Pioneer Holdings LLC
9.00%, 11/1/22(a)	25,000	25,938
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	130,000	133,575
Polaris Intermediate Corp.
8.50%, 12/1/22, Toggle PIK (8.50% Cash or 9.25% PIK)(a)	50,000	51,813
PolyOne Corp.
5.25%, 3/15/23	50,000	51,159
PQ Corp.
6.75%, 11/15/22(a)	50,000	52,813
PulteGroup, Inc.
4.25%, 3/1/21	50,000	50,250
QEP Resources, Inc.
6.88%, 3/1/21	115,000	122,475
5.38%, 10/1/22	40,000	40,888
Quorum Health Corp.
11.63%, 4/15/23(b)	110,000	108,900
QVC, Inc.
5.13%, 7/2/22	25,000	25,885
4.38%, 3/15/23	25,000	24,929
Qwest Corp.
6.75%, 12/1/21	30,000	32,324
Radian Group, Inc.
5.50%, 6/1/19	38,000	39,017
Range Resources Corp.
5.00%, 3/15/23	210,000	204,750
Realogy Group LLC
5.25%, 12/1/21(a)	40,000	40,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Principal Amount	Value
Rent-A-Center, Inc.
6.63%, 11/15/20(b)	$50,000	$47,750
Resolute Energy Corp.
8.50%, 5/1/20	25,000	25,063
Revlon Consumer Products Corp.
5.75%, 2/15/21(b)	50,000	37,750
RHP Hotel Properties L.P.
5.00%, 4/15/21	100,000	101,000
Rite Aid Corp.
6.75%, 6/15/21	75,000	76,875
6.13%, 4/1/23(a)	60,000	61,725
Rockies Express Pipeline LLC
6.00%, 1/15/19(a)	110,000	112,029
5.63%, 4/15/20(a)	53,000	54,707
Rowan Cos., Inc.
4.88%, 6/1/22	50,000	47,063
RR Donnelley & Sons Co.
7.88%, 3/15/21	45,000	46,575
RSP Permian, Inc.
6.63%, 10/1/22	50,000	52,250
rue21, Inc.
9.00%, 10/15/21(a)(d)	25,000	202
Sable Permian Resources Land LLC
7.13%, 11/1/20(a)	75,000	51,375
Safeway, Inc.
5.00%, 8/15/19(b)	50,000	50,625
Sanchez Energy Corp.
7.75%, 6/15/21	25,000	21,617
7.25%, 2/15/23(a)(b)	50,000	49,250
SBA Communications Corp.
4.88%, 7/15/22	50,000	49,469
4.00%, 10/1/22(a)	155,000	149,575
SCANA Corp.
4.75%, 5/15/21	50,000	50,555
Scientific Games International, Inc.
6.63%, 5/15/21	50,000	51,250
10.00%, 12/1/22	260,000	279,828
Sealed Air Corp.
4.88%, 12/1/22(a)	55,000	56,306
5.25%, 4/1/23(a)	50,000	51,250
Select Medical Corp.
6.38%, 6/1/21	165,000	167,887
SemGroup Corp.
5.63%, 7/15/22	25,000	24,375
Service Corp. International
5.38%, 1/15/22	50,000	50,719
SESI LLC
7.13%, 12/15/21	45,000	45,900
Sinclair Television Group, Inc.
5.38%, 4/1/21	55,000	55,412
6.13%, 10/1/22	125,000	128,281
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	75,000	72,754
SM Energy Co.
6.50%, 11/15/21(b)	79,000	80,777
6.50%, 1/1/23(b)	125,000	127,500
Southern Star Central Corp.
5.13%, 7/15/22(a)	60,000	60,600
Southwestern Energy Co.
4.10%, 3/15/22	195,000	190,612
Spectrum Brands, Inc.
6.63%, 11/15/22	50,000	51,800
Springleaf Finance Corp.
5.25%, 12/15/19	75,000	76,687
8.25%, 12/15/20	25,000	27,313
6.13%, 5/15/22	75,000	76,875
5.63%, 3/15/23	250,000	247,500
Springs Industries, Inc.
6.25%, 6/1/21	110,000	112,123
Sprint Capital Corp.
6.90%, 5/1/19	50,000	51,495
Sprint Communications, Inc.
9.00%, 11/15/18(a)	43,000	44,094
7.00%, 3/1/20(a)	50,000	52,388
7.00%, 8/15/20	150,000	155,647
11.50%, 11/15/21	210,000	248,325
6.00%, 11/15/22	85,000	84,787
Sprint Corp.
7.25%, 9/15/21	115,000	119,312
Standard Industries, Inc.
5.50%, 2/15/23(a)	125,000	127,969
Starwood Property Trust, Inc.
5.00%, 12/15/21	144,000	146,520
Steel Dynamics, Inc.
5.13%, 10/1/21	50,000	50,900
Sungard Availability Services Capital, Inc.
8.75%, 4/1/22(a)	25,000	15,188
Sunoco L.P.
4.88%, 1/15/23(a)	50,000	47,876
SUPERVALU, Inc.
6.75%, 6/1/21(b)	74,000	75,110
Surgery Center Holdings, Inc.
8.88%, 4/15/21(a)(b)	80,000	82,400
Symantec Corp.
4.20%, 9/15/20	50,000	50,196
Synovus Financial Corp.
5.75%, 12/15/25, (5.75% fixed rate until 12/15/20; 3-month U.S. dollar London Interbank Offered Rate + 4.182% thereafter)(c)	50,000	52,002
T-Mobile USA, Inc.
6.00%, 3/1/23	100,000	103,750
Talen Energy Supply LLC
9.50%, 7/15/22(a)	50,000	50,500
6.50%, 9/15/24(a)	50,000	37,985
Targa Resources Partners L.P.
4.13%, 11/15/19	50,000	50,250
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	50,000	50,250
TEGNA, Inc.
4.88%, 9/15/21(a)	50,000	50,250
Tenet Healthcare Corp.
6.75%, 2/1/20	25,000	25,938
4.75%, 6/1/20	250,000	252,425
6.00%, 10/1/20	150,000	155,437
4.38%, 10/1/21	50,000	49,750
7.50%, 1/1/22(a)	50,000	52,573
8.13%, 4/1/22	235,000	246,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Principal Amount	Value
TIBCO Software, Inc.
11.38%, 12/1/21(a)	$155,000	$168,756
Toll Brothers Finance Corp.
4.00%, 12/31/18	75,000	75,187
5.88%, 2/15/22	25,000	26,016
TPC Group, Inc.
8.75%, 12/15/20(a)	50,000	49,525
TransDigm, Inc.
6.00%, 7/15/22	200,000	203,250
Transocean, Inc.
8.38%, 12/15/21(b)	60,000	64,650
TRI Pointe Group, Inc.
4.38%, 6/15/19	75,000	75,375
Tribune Media Co.
5.88%, 7/15/22	75,000	76,219
Triumph Group, Inc.
4.88%, 4/1/21	50,000	48,625
Ultra Resources, Inc.
6.88%, 4/15/22(a)(b)	50,000	33,813
Unit Corp.
6.63%, 5/15/21	125,000	125,937
United Continental Holdings, Inc.
6.38%, 6/1/18(b)	51,000	51,000
4.25%, 10/1/22	25,000	24,139
United States Steel Corp.
7.38%, 4/1/20(b)	105,000	111,562
Universal Hospital Services, Inc.
7.63%, 8/15/20	125,000	126,094
Univision Communications, Inc.
6.75%, 9/15/22(a)	25,000	25,688
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(a)	100,000	102,250
6.75%, 8/15/21(a)	50,000	50,546
5.63%, 12/1/21(a)	65,000	64,659
6.50%, 3/15/22(a)	100,000	104,295
7.25%, 7/15/22(a)	75,000	76,327
5.50%, 3/1/23(a)	125,000	116,981
VFH Parent LLC
6.75%, 6/15/22(a)	145,000	150,526
Viacom, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.895% thereafter)(c)	125,000	122,600
Vine Oil & Gas L.P.
8.75%, 4/15/23(a)	125,000	115,937
Vistra Energy Corp.
7.38%, 11/1/22	50,000	52,645
Weatherford International Ltd.
5.13%, 9/15/20(b)	125,000	125,312
7.75%, 6/15/21(b)	25,000	25,469
WESCO Distribution, Inc.
5.38%, 12/15/21	50,000	51,063
WEX, Inc.
4.75%, 2/1/23(a)	50,000	50,281
Whiting Petroleum Corp.
5.75%, 3/15/21	95,000	97,137
William Carter Co. (The)
5.25%, 8/15/21	50,000	50,844
Williams Cos., Inc. (The)
7.88%, 9/1/21	30,000	33,758
3.70%, 1/15/23	45,000	43,993
Windstream Services LLC
7.75%, 10/15/20	9,000	7,841
8.63%, 10/31/25(a)(b)	18,000	17,055
WPX Energy, Inc.
6.00%, 1/15/22	9,000	9,495
WR Grace & Co-Conn
5.13%, 10/1/21(a)	50,000	51,625
Xerium Technologies, Inc.
9.50%, 8/15/21	120,000	125,400
XPO Logistics, Inc.
6.50%, 6/15/22(a)	100,000	102,775
Yum! Brands, Inc.
5.30%, 9/15/19	35,000	36,006
3.88%, 11/1/20(b)	50,000	49,938
3.75%, 11/1/21	75,000	74,344
Zayo Group LLC
6.00%, 4/1/23	150,000	152,812

TOTAL CORPORATE BONDS (Cost: $37,549,907)		37,330,083

FOREIGN CORPORATE BONDS - 12.0%

Australia - 0.3%
BlueScope Steel Finance Ltd.
6.50%, 5/15/21(a)	15,000	15,510
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22(a)	25,000	24,625
5.13%, 3/15/23(a)	75,000	74,156

Total Australia		114,291

Bermuda - 0.1%
Teekay Corp.
8.50%, 1/15/20(b)	25,000	25,938

Canada - 4.5%
1011778 BC ULC
4.63%, 1/15/22(a)	125,000	125,150
Air Canada
7.75%, 4/15/21(a)(b)	125,000	135,312
Athabasca Oil Corp.
9.88%, 2/24/22(a)	100,000	102,750
Baffinland Iron Mines Corp.
12.00%, 2/1/22(a)(b)	105,000	116,812
Baytex Energy Corp.
5.13%, 6/1/21(a)	25,000	23,875
Bombardier, Inc.
7.75%, 3/15/20(a)	150,000	159,937
8.75%, 12/1/21(a)	260,000	289,900
6.00%, 10/15/22(a)	125,000	124,662
Brookfield Residential Properties, Inc.
6.13%, 7/1/22(a)	50,000	50,755
GFL Environmental, Inc.
5.63%, 5/1/22(a)	125,000	122,187
Hudbay Minerals, Inc.
7.25%, 1/15/23(a)	25,000	25,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

Investments	Principal Amount	Value
Imperial Metals Corp.
7.00%, 3/15/19(a)	$90,000	$83,025
Jupiter Resources, Inc.
8.50%, 10/1/22(a)	50,000	21,000
MEG Energy Corp.
6.38%, 1/30/23(a)	100,000	90,750
Open Text Corp.
5.63%, 1/15/23(a)	25,000	25,688
Precision Drilling Corp.
6.50%, 12/15/21(b)	74,000	75,865
Quebecor Media, Inc.
5.75%, 1/15/23	90,000	92,025
Taseko Mines Ltd.
8.75%, 6/15/22(a)	50,000	51,875
Teck Resources Ltd.
4.75%, 1/15/22	50,000	50,766
3.75%, 2/1/23	50,000	48,501
Teine Energy Ltd.
6.88%, 9/30/22(a)	100,000	101,750
Videotron Ltd.
5.00%, 7/15/22	25,000	25,469
Xplornet Communications, Inc.
9.63%, 6/1/22, Toggle PIK (9.625% Cash or 10.625% PIK)(a)	25,000	26,344

Total Canada		1,970,336

Finland - 0.4%
Nokia Oyj
3.38%, 6/12/22	175,000	171,063

France - 0.6%
Altice France S.A.
6.00%, 5/15/22(a)	200,000	199,500
Credit Agricole S.A.
8.38%, 10/13/19, (8.375% fixed rate until 10/13/19; 3-month U.S. dollar London Interbank Offered Rate + 6.982% thereafter)(a)(c)(e)	71,000	74,373

Total France		273,873

Ireland - 0.4%
Avolon Holdings Funding Ltd.
5.50%, 1/15/23(a)	175,000	173,906

Italy - 0.3%
Telecom Italia Capital S.A.
7.18%, 6/18/19	145,000	150,510

Luxembourg - 2.3%
Altice Financing S.A.
6.63%, 2/15/23(a)	200,000	197,660
Altice Luxembourg S.A.
7.75%, 5/15/22(a)(b)	200,000	192,750
ArcelorMittal
5.50%, 8/5/20	100,000	103,625
Intelsat Connect Finance S.A.
12.50%, 4/1/22(a)(b)	25,000	24,250
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	405,000	398,925
7.50%, 4/1/21(b)	75,000	73,687
Intelsat Luxembourg S.A.
7.75%, 6/1/21(b)	50,000	41,500

Total Luxembourg		1,032,397

Netherlands - 0.5%
NXP B.V.
4.13%, 6/1/21(a)	200,000	202,020

New Zealand - 0.9%
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	387,643	390,550

Sweden - 0.1%
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	50,000	49,502

United Kingdom - 1.6%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	125,000	125,290
Avon Products, Inc.
6.60%, 3/15/20(b)	50,000	50,250
Fiat Chrysler Automobiles N.V.
5.25%, 4/15/23(b)	200,000	202,000
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)(b)	150,000	151,687
Petrofac Ltd.
3.40%, 10/10/18(a)	25,000	24,899
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	68,000	68,087
6.13%, 12/15/22	150,000	158,986

Total United Kingdom		781,199

TOTAL FOREIGN CORPORATE BONDS (Cost: $5,342,571)		5,335,585

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.2%

United States - 8.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(f) (Cost: $3,638,618)(g)	3,638,618	3,638,618

TOTAL INVESTMENTS IN SECURITIES - 104.8% (Cost: $46,531,096)		46,304,286
Other Assets less Liabilities - (4.8)%		(2,113,446)

NET ASSETS - 100.0%		$44,190,840

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2018 (See Note 2).
(c)	Rate shown reflects the accrual rate as of May 31, 2018 on securities with variable or step rates.
(d)	Security in default on interest payments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

May 31, 2018

(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Rate shown represents annualized 7-day yield as of May 31, 2018.
(g)

At May 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,513,071 and the total market value of the collateral held by the Fund was $3,638,618.

(h)	Security in default on principal payment.

PIK	-	Payment In Kind.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	54	9/28/18	$(6,150,094)	$(40,303)
U.S. Treasury Ultra Long Term Bond	38	9/19/18	(6,061,000)	(102,777)
Ultra 10 Year U.S. Treasury Note	253	9/19/18	(32,470,969)	(295,419)

			$(44,682,063)	$(438,499)

†	As of May 31, 2018, cash collateral posted by the Fund with the broker for futures contracts was $355,911.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (RPUT)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 58.9%

U.S. Treasury Bill - 58.9%
U.S. Treasury Bill
1.67%, 6/14/18*	$1,500,000	$1,499,147

TOTAL INVESTMENTS IN SECURITIES - 58.9% (Cost: $1,499,108)		1,499,147
Other Assets less Liabilities - 41.1%		1,044,550

NET ASSETS - 100.0%		$2,543,697

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS† (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Value
Russell 2000 Index	(16)	$(2,600,000)	$1,625	6/15/2018	$(31,440)	$(20,240)

†	As of May 31, 2018, the Fund posted cash collateral of $825,000 with the broker for written put option contracts.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.8%

U.S. Treasury Bill - 76.8%
U.S. Treasury Bill
1.91%, 8/16/18*	$160,700,000	$160,070,681

TOTAL INVESTMENTS IN SECURITIES - 76.8% (Cost: $160,064,909)		160,070,681
Other Assets less Liabilities - 23.2%		48,346,689

NET ASSETS - 100.0%		$208,417,370

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN PUT OPTION CONTRACTS† (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid/ (Received)	Value
S&P 500 Index	(778)	$(210,838,000)	$2,710	6/15/2018	$(2,197,820)	$(2,065,590)

†	As of May 31, 2018, the Fund posted cash collateral of $40,300,000 with the broker for written put option contracts.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2018

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.0%

U.S. Treasury Bills - 93.0%
U.S. Treasury Bills
1.66%, 6/7/18*(a)	$3,930,000	$3,928,982
1.75%, 6/14/18*	18,420,000	18,409,524
1.79%, 6/21/18*	130,120,000	129,997,109

TOTAL INVESTMENTS IN SECURITIES - 93.0% (Cost: $152,330,655)		152,335,615
Other Assets less Liabilities - 7.0%		11,410,966

NET ASSETS - 100.0%		$163,746,581

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $3,928,982 as of May 31, 2018.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	6/20/2018	145,170	USD	15,700,000	JPY	$509	$—
Canadian Imperial Bank of Commerce	6/20/2018	5,740,454	USD	623,729,000	JPY	—	(6,619)
Canadian Imperial Bank of Commerce	9/19/2018	623,729,000	JPY	5,777,194	USD	6,300	—
Canadian Imperial Bank of Commerce	9/19/2018	2,905,000	JPY	26,907	USD	29	—
Goldman Sachs	6/20/2018	2,694,276	USD	293,443,000	JPY	—	(9,524)
State Street Bank and Trust	6/20/2018	968,540,000	JPY	9,144,330	USD	—	(220,150)
State Street Bank and Trust	6/20/2018	4,001,000	JPY	37,771	USD	—	(905)
State Street Bank and Trust	6/20/2018	192,486	USD	20,300,000	JPY	5,441	—
State Street Bank and Trust	6/20/2018	183,862	USD	19,369,000	JPY	5,395	—

						$17,674	$(237,198)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	48	9/19/18	$(5,781,000)	$(61,250)
Australian Dollar Currency	76	9/17/18	(5,754,720)	106
British Pound Currency	69	9/17/18	(5,760,206)	(427)
Canadian Dollar Currency	74	9/18/18	(5,725,010)	(163)
Coffee “C”	188	9/18/18	(8,875,950)	(1,220)
Copper	74	9/26/18	(5,707,250)	(113)
Euro Currency	39	9/17/18	(5,744,456)	(229)
Live Cattle	207	8/31/18	(8,607,060)	53,846
Silver	104	9/26/18	(8,602,360)	300
Swiss Franc Currency	68	9/17/18	(8,709,100)	570
U.S. Treasury Long Bond	40	9/19/18	(5,805,000)	(107,297)

			$(75,072,112)	$(115,877)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2018

Long Exposure	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Corn	286	9/14/18	$5,766,475	$(499)
Cotton No. 2	190	12/6/18	8,705,800	(1,168)
Gasoline RBOB	96	8/31/18	8,628,480	195,850
Gold 100 Ounce	44	8/29/18	5,740,680	(89,176)
NY Harbor ULSD	92	8/31/18	8,542,918	270,372
Soybean	111	11/14/18	5,740,087	850
WTI Crude Oil	127	8/21/18	8,450,580	(145,148)

			$51,575,020	$231,081

Total - Net			$(23,497,092)	$115,204

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of May 31, 2018, the Trust consisted of 80 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (“Negative Duration U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Negative Duration High Yield Bond Fund (“Negative Duration High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree CBOE Russell 2000 PutWrite Strategy Fund (“CBOE Russell 2000 PutWrite Strategy Fund”)	February 1, 2018
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The schedule of investment of the Managed Futures Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Managed Futures Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying schedule of investments reflect the investments on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem.

Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund and the Emerging Markets Local Debt Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	— quoted prices in active markets for identical securities

Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates,
prepayment	speeds, credit risk, etc.)

Level 3	— significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$51,192,301	$—

Total	$—	$51,192,301	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,126,085	—
Unrealized Depreciation on Foreign Currency Contracts	—	(51,142)	—

Total - Net	$—	$52,267,244	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$11,485,100	$—
Repurchase Agreement	—	4,750,000	—

Total	$—	$16,235,100	$—

Unrealized Appreciation on Foreign Currency Contracts	—	18,910	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,598,060)	—

Total - Net	$—	$14,655,950	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$26,467,302	$—
Repurchase Agreement	—	11,560,000	—

Total	$—	$38,027,302	$—

Unrealized Appreciation on Foreign Currency Contracts	—	49,212	—
Unrealized Depreciation on Foreign Currency Contracts	—	(545,947)	—

Total - Net	$—	$37,530,567	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$30,227,293	$—
Repurchase Agreement	—	13,950,000	—

Total	$—	$44,177,293	$—

Unrealized Appreciation on Foreign Currency Contracts	—	24,726	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,282,928)	—

Total - Net	$—	$42,919,091	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$2,824,471	$—
Foreign Government Obligations	—	12,371,785	—
Supranational Bonds	—	751,090	—
Repurchase Agreement	—	1,500,000	—

Total	$—	$17,447,346	$—

Unrealized Appreciation on Foreign Currency Contracts	—	11,585	—
Unrealized Depreciation on Foreign Currency Contracts	—	(55,606)	—

Total - Net	$—	$17,403,325	$—

Interest Rate Hedged U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$9,392,410	$—
U.S. Government Obligations	—	12,224,542	—
Corporate Bonds	—	7,901,599	—
Foreign Corporate Bonds	—	973,932	—
Foreign Government Agencies	—	177,420	—
Foreign Government Obligations	—	536,167	—
Supranational Bonds	—	558,664	—
Commercial Mortgage-Backed Securities	—	781,947	—
Municipal Bond	—	179,159	—
Asset-Backed Securities	—	143,206	—
Investment of Cash Collateral for Securities Loaned	—	100,435	—

Total	$—	$32,969,481	$—

Unrealized Depreciation on Futures Contracts	(262,319)	—	—

Total - Net	$(262,319)	$32,969,481	$—

Negative Duration U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$11,287,924	$—
U.S. Government Obligations	—	14,554,030	—
Corporate Bonds	—	8,859,678	—
Foreign Corporate Bonds	—	1,799,782	—
Foreign Government Agencies	—	289,753	—
Foreign Government Obligations	—	322,900	—
Supranational Bonds	—	472,848	—
Commercial Mortgage-Backed Securities	—	814,893	—
Municipal Bonds	—	114,251	—
Asset-Backed Securities	—	246,595	—
Investment of Cash Collateral for Securities Loaned	—	57,855	—

Total	$—	$38,820,509	$—

Unrealized Depreciation on Futures Contracts	(622,780)	—	—
U.S. Government Agencies Sold Short	—	(99,785)	—

Total - Net	$(622,780)	$38,720,724	$—

Yield Enhanced U.S. Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$98,203,910	$—
U.S. Government Obligations	—	63,632,546	—
Corporate Bonds	—	163,397,895	—
Foreign Corporate Bonds	—	31,264,656	—
Foreign Government Agencies	—	971,307	—
Foreign Government Obligations	—	10,542,254	—
Commercial Mortgage-Backed Securities	—	27,949,775	—
Municipal Bonds	—	1,306,255	—
Investment of Cash Collateral for Securities Loaned	—	1,182,760	—

Total	$—	$398,451,358	$—

Yield Enhanced U.S. Short-Term Aggregate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,577,787	$—
U.S. Government Obligations	—	9,906,445	—
Corporate Bonds	—	17,034,150	—
Foreign Corporate Bonds	—	3,306,984	—
Foreign Government Agencies	—	25,563	—
Foreign Government Obligations	—	668,154	—
Commercial Mortgage-Backed Securities	—	2,936,553	—

Total	$—	$35,455,636	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$119,468,213	$—

Total	$—	$119,468,213	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$3,192,396	$—
Foreign Corporate Bonds	—	34,976,457	—
Foreign Government Agencies	—	242,500	—
Foreign Government Obligations	—	793,850	—
Investment of Cash Collateral for Securities Loaned	—	512,650	—

Total	$—	$39,717,853	$—

Unrealized Appreciation on Futures Contracts	45,198	—	—

Total - Net	$45,198	$39,717,853	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$1,273,564	$—
Foreign Government Obligations	—	154,171,460	—
Supranational Bonds	—	8,836,272	—
Repurchase Agreement	—	4,820,000	—

Total	$—	$169,101,296	$—

Unrealized Appreciation on Foreign Currency Contracts	—	188,534	—
Unrealized Depreciation on Foreign Currency Contracts	—	(679,120)	—

Total - Net	$—	$168,610,710	$—

Interest Rate Hedged High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$192,530,155	$—
Foreign Corporate Bonds	—	29,087,622	—
Investment of Cash Collateral for Securities Loaned	—	19,133,475	—

Total	$—	$240,751,252	$—

Unrealized Depreciation on Futures Contracts	(639,098)	—	—

Total - Net	$(639,098)	$240,751,252	$—

Negative Duration High Yield Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$37,330,083	$—
Foreign Corporate Bonds	—	5,335,585	—
Investment of Cash Collateral for Securities Loaned	—	3,638,618	—

Total	$—	$46,304,286	$—

Unrealized Depreciation on Futures Contracts	(438,499)	—	—

Total - Net	$(438,499)	$46,304,286	$—

CBOE Russell 2000 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,499,147	$—

Total	$—	$1,499,147	$—

Written Options	(20,240)	—	—

Total - Net	$(20,240)	$1,499,147	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$160,070,681	$—

Total	$—	$160,070,681	$—

Written Options	(2,065,590)	—	—

Total - Net	$(2,065,590)	$160,070,681	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$152,335,615	$—

Total	$—	$152,335,615	$—

Unrealized Appreciation on Foreign Currency Contracts	—	17,674	—
Unrealized Depreciation on Foreign Currency Contracts	—	(237,198)	—
Unrealized Appreciation on Futures Contracts	521,894	—	—
Unrealized Depreciation on Futures Contracts	(406,690)	—	—

Total - Net	$115,204	$152,116,091	$—

There were no Level 3 securities at or during the period ended May 31, 2018.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended May 31, 2018.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and options contracts during the period ended May 31, 2018 and open positions in such derivatives as of May 31, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at May 31, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At May 31, 2018, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of May 31, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended May 31, 2018, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$104,669,425	$199,655,651	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	29,469,079	11,208,095	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	50,944,494	13,135,550	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	64,468,879	15,985,600	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	2,977,500	870,494	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	28,524,767	—
Negative Duration U.S. Aggregate Bond Fund
Interest rate contracts	—	—	—	27,990,323	—
Emerging Markets Corporate Bond Fund
Interest rate contracts	—	—	8,185,327	8,226,369	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	11,409,834	5,528,993	—	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate contracts	—	—	—	96,516,872	—
Negative Duration High Yield Bond Fund
Interest rate contracts	—	—	—	21,724,582	—
CBOE Russell 2000 PutWrite Strategy Fund
Equity contracts	—	—	—	—	2,526,000
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts	—	—	—	—	240,526,700
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	57,061,050	29,717,194	—
Foreign exchange contracts	13,263,581	11,779,562	27,081,705	9,909,781	—
Interest rate contracts	—	—	2,738,838	11,893,366	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized forward foreign currency contracts (“Forward Contract”) to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment objective. The U.S. Dollar Bullish Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Asia Local Debt Fund and the Emerging Markets Local Debt Fund utilized Forward Contracts to obtain long and short exposures to foreign currencies consistent with each Fund’s investment objective. The Managed Futures Strategy Fund utilized Forward Contracts to obtain long and short exposures to the Japanese Yen consistent with its investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The Duration Funds utilized futures contracts to obtain short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities and interest rates consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts - The CBOE Russell 2000 PutWrite Strategy Fund and the CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) utilized option contracts by writing put options on the Russell 2000 and S&P 500 Indexes, respectively, consistent with their investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At May 31, 2018, the CBOE Russell 2000 PutWrite Strategy Fund’s maximum payout for written put options was $2,600,000. At May 31, 2018, the CBOE S&P 500 PutWrite Strategy Fund’s maximum payout for written put options was $210,838,000. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts may include the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Negative Duration U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of May 31, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Yield Enhanced U.S. Aggregate Bond Fund	1,614	$78,699	$1,589
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	22	1,078	9
Floating Rate Treasury Fund	619	15,531	71
Emerging Markets Local Debt Fund	135	4,832	195
Interest Rate Hedged High Yield Bond Fund	580	13,908	468
CBOE S&P 500 PutWrite Strategy Fund	343	10,077	335

3. FEDERAL INCOME TAXES

At May 31, 2018, the cost of investments (including derivatives and securities sold short) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$51,192,902	$1,126,485	$(52,143)	$1,074,342
Brazilian Real Strategy Fund	16,235,605	18,910	(1,598,565)	(1,579,655)
Chinese Yuan Strategy Fund	38,027,614	49,430	(546,477)	(497,047)
Emerging Currency Strategy Fund	44,177,675	24,961	(1,283,545)	(1,258,584)
Asia Local Debt Fund	18,579,917	149,833	(1,326,425)	(1,176,592)
Interest Rate Hedged U.S. Aggregate Bond Fund	33,425,482	61,188	(779,508)	(718,320)
Negative Duration U.S. Aggregate Bond Fund	39,034,375	83,266	(1,019,697)	(936,431)
Yield Enhanced U.S. Aggregate Bond Fund	407,994,814	883,452	(10,426,908)	(9,543,456)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	35,799,936	30,504	(374,804)	(344,300)
Floating Rate Treasury Fund	119,458,577	9,636	—	9,636
Emerging Markets Corporate Bond Fund	41,020,680	258,351	(1,515,980)	(1,257,629)
Emerging Markets Local Debt Fund	203,324,388	860,693	(35,574,371)	(34,713,678)
Interest Rate Hedged High Yield Bond Fund	242,773,429	944,174	(3,605,449)	(2,661,275)
Negative Duration High Yield Bond Fund	46,535,863	166,617	(836,693)	(670,076)
CBOE Russell 2000 PutWrite Strategy Fund	1,499,108	11,239	—	11,239
CBOE S&P 500 PutWrite Strategy Fund	160,064,909	138,002	—	138,002
Managed Futures Strategy Fund (consolidated)	218,089,133	544,528	(66,402,366)	(65,857,838)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Jonathan L. Steinberg, President
(principal executive officer)

Date	July 26, 2018

By (Signature and Title)*
David Castano, Treasurer
(principal financial officer)

Date	July 26, 2018

* Print the name and title of each signing officer under his or her signature.